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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2014 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 1.7%
	Boeing Co. (The)	9,966	$1,248,341
	General Dynamics Corp.	370	37,485
	Honeywell International, Inc.	31	2,828
	Lockheed Martin Corp.	2,906	438,545
	Northrop Grumman Corp.	1,237	142,935
			1,870,134
	Air Freight & Logistics 0.3%
	United Parcel Service, Inc. Class B	3,689	351,303

	Airlines 1.6%
	Alaska Air Group, Inc.	9,504	751,481
	Delta Air Lines, Inc.	6,058	185,435
	Southwest Airlines Co.	40,710	852,875
			1,789,791
	Auto Components 0.8%
	Delphi Automotive PLC	1,960	119,344
	Goodyear Tire & Rubber Co. (The)	32,485	768,595
			887,939
	Beverages 1.9%
	Coca-Cola Co. (The)	14,723	556,824
	PepsiCo., Inc.	19,020	1,528,447
			2,085,271
	Biotechnology 2.3%
	Amgen, Inc.	10,903	1,296,912
	Celgene Corp. (a)	2,768	420,542
	Gilead Sciences, Inc. (a)	1,167	94,118
	United Therapeutics Corp. (a)	7,272	746,253
			2,557,825
	Building Products 0.0%‡
	Masco Corp.	2,187	46,277

	Capital Markets 0.8%
	Ameriprise Financial, Inc.	6,360	671,870
	BlackRock, Inc.	84	25,239
	Franklin Resources, Inc.	2,994	155,718
	State Street Corp.	190	12,721
			865,548
	Chemicals 2.5%
	CF Industries Holdings, Inc.	3,188	735,982
	Dow Chemical Co. (The)	24,189	1,100,841
	LyondellBasell Industries, N.V. Class A	12,047	948,822
			2,785,645
	Commercial Banks 1.3%
	KeyCorp	6,678	85,211
	PNC Financial Services Group, Inc.	2,316	185,002
	Prosperity Bancshares, Inc.	5,415	338,763
	Wells Fargo & Co.	16,983	770,009
			1,378,985
	Commercial Services & Supplies 0.8%
	Pitney Bowes, Inc.	33,384	840,609
	Tyco International, Ltd.	234	9,475
			850,084
	Communications Equipment 1.1%
	Cisco Systems, Inc.	3,574	78,306
	Harris Corp.	10,933	758,094
	QUALCOMM, Inc.	4,503	334,213
			1,170,613
	Computers & Peripherals 6.8%
¤	Apple, Inc.	7,445	3,726,967
	Hewlett-Packard Co.	37,907	1,099,303
	NetApp, Inc.	11,022	466,671
	SanDisk Corp.	7,305	508,063
	Seagate Technology PLC	15,474	817,956
	Western Digital Corp.	9,939	856,443
			7,475,403
	Consumer Finance 0.9%
	American Express Co.	7,412	630,168
	Discover Financial Services	6,566	352,266
			982,434
	Containers & Packaging 0.4%
	Sealed Air Corp.	15,802	492,864

	Diversified Consumer Services 0.8%
	Graham Holdings Co. Class B	1,125	704,318
	Sotheby's	4,610	220,911
			925,229
	Diversified Financial Services 5.5%
	Bank of America Corp.	28,666	480,156
¤	Berkshire Hathaway, Inc. Class B (a)	16,270	1,815,732
	Citigroup, Inc.	17,050	808,681
	IntercontinentalExchange Group, Inc.	292	60,967
¤	JPMorgan Chase & Co.	37,893	2,097,756
	McGraw Hill Financial, Inc.	90	6,844
	NASDAQ OMX Group, Inc. (The)	19,147	730,458
			6,000,594
	Diversified Telecommunication Services 3.4%
	AT&T, Inc.	43,753	1,457,850
	Frontier Communications Corp.	146,555	688,809
¤	Verizon Communications, Inc.	33,862	1,626,053
			3,772,712
	Electronic Equipment, Instruments & Components 0.0%‡
	FLIR Systems, Inc.	35	1,110
	Jabil Circuit, Inc.	2,635	47,351
			48,461
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	8,163	462,352
	Halliburton Co.	17,697	867,330
	Helmerich & Payne, Inc.	254	22,362
	Nabors Industries, Ltd.	1,104	18,856
	Oil States International, Inc. (a)	488	45,848
	Patterson-UTI Energy, Inc.	15,586	400,405
	Schlumberger, Ltd.	1,386	121,372
			1,938,525
	Food & Staples Retailing 3.7%
	CVS Caremark Corp.	7,663	518,938
	Kroger Co. (The)	21,749	785,139
	Safeway, Inc.	23,470	733,203
	Wal-Mart Stores, Inc.	20,050	1,497,334
	Walgreen Co.	9,231	529,398
			4,064,012
	Food Products 1.5%
	Archer-Daniels-Midland Co.	21,516	849,452
	Kraft Foods Group, Inc.	304	15,914
	Mondelez International, Inc. Class A	907	29,704
	Tyson Foods, Inc. Class A	18,707	699,642
			1,594,712
	Health Care Equipment & Supplies 0.8%
	Abbott Laboratories	10,474	383,977
	Boston Scientific Corp. (a)	40,038	541,714
			925,691
	Health Care Providers & Services 4.5%
	Cardinal Health, Inc.	12,870	875,418
	DaVita HealthCare Partners, Inc. (a)	5,912	383,866
	Express Scripts Holding Co. (a)	4,056	302,943
	Humana, Inc.	2,230	216,979
	McKesson Corp.	5,749	1,002,683
	Omnicare, Inc.	835	52,154
	UnitedHealth Group, Inc.	16,604	1,200,137
	WellPoint, Inc.	10,047	864,042
			4,898,222
	Hotels, Restaurants & Leisure 0.5%
	International Game Technology	6,268	90,447
	Wyndham Worldwide Corp.	162	11,492
	Wynn Resorts, Ltd.	2,084	453,104
			555,043
	Household Durables 0.8%
	PulteGroup, Inc.	6,050	122,936
	Whirlpool Corp.	5,265	701,824
			824,760
	Household Products 0.7%
	Procter & Gamble Co. (The)	9,680	741,682

	Independent Power Producers & Energy Traders 0.7%
	AES Corp. (The)	51,192	719,760

	Industrial Conglomerates 1.0%
	3M Co.	66	8,461
	General Electric Co.	42,065	1,057,093
			1,065,554
	Insurance 3.9%
	Aflac, Inc.	1,030	64,663
	American International Group, Inc.	24,258	1,163,414
	Assurant, Inc.	74	4,836
	Everest Re Group, Ltd.	1,825	264,187
	Genworth Financial, Inc. Class A (a)	27,959	412,395
	Lincoln National Corp.	16,111	773,811
	Protective Life Corp.	3,578	175,358
	Travelers Companies, Inc. (The)	8,203	666,740
	Unum Group	22,347	719,574
			4,244,978
	Internet & Catalog Retail 1.8%
	Amazon.com, Inc. (a)	3,584	1,285,545
	Expedia, Inc.	11,339	736,808
			2,022,353
	Internet Software & Services 2.9%
	AOL, Inc. (a)	5,869	270,444
	Facebook, Inc. Class A (a)	11,583	724,748
	Google, Inc. Class A (a)	1,241	1,465,584
	VeriSign, Inc. (a)	11,771	691,546
			3,152,322
	IT Services 3.4%
	Alliance Data Systems Corp. (a)	1,129	270,576
	Computer Sciences Corp.	14,072	850,089
	Global Payments, Inc.	5,102	337,191
	International Business Machines Corp.	4,230	747,356
	Visa, Inc. Class A	202	43,517
	Western Union Co. (The)	46,774	720,320
	Xerox Corp.	67,603	733,493
			3,702,542
	Life Sciences Tools & Services 0.1%
	Agilent Technologies, Inc.	2,217	128,919

	Machinery 2.5%
	AGCO Corp.	855	45,597
	Caterpillar, Inc.	10,349	971,875
	Dover Corp.	3,327	287,985
	Oshkosh Corp.	13,473	729,428
	Trinity Industries, Inc.	11,611	676,109
			2,710,994
	Media 4.7%
	Cablevision Systems Corp. Class A	1,197	19,200
	Comcast Corp. Class A	27,154	1,478,535
	DIRECTV (a)	13,780	956,745
	Gannett Co., Inc.	13,964	384,429
	Time Warner Cable, Inc.	7,211	961,010
	Twenty-First Century Fox, Inc. Class A	13,334	424,288
	Viacom, Inc. Class B	9,231	757,865
	Walt Disney Co. (The)	2,990	217,104
			5,199,176
	Metals & Mining 0.4%
	Alcoa, Inc.	31,947	367,710
	United States Steel Corp.	3,907	102,012
			469,722
	Multiline Retail 0.5%
	Macy's, Inc.	9,061	482,045
	Target Corp.	879	49,787
			531,832
	Oil, Gas & Consumable Fuels 7.3%
	Anadarko Petroleum Corp.	4,623	373,030
	Chesapeake Energy Corp.	3,999	107,613
¤	Chevron Corp.	18,920	2,112,040
	ConocoPhillips	3,900	253,305
¤	Exxon Mobil Corp.	36,428	3,357,204
	Marathon Petroleum Corp.	10,240	891,392
	Occidental Petroleum Corp.	17	1,489
	Phillips 66	7,967	582,308
	Valero Energy Corp.	5,303	270,983
			7,949,364
	Pharmaceuticals 7.4%
	AbbVie, Inc.	10,720	527,745
	Eli Lilly & Co.	19,365	1,045,904
	Endo Health Solutions, Inc. (a)	10,783	710,384
¤	Johnson & Johnson	26,759	2,367,369
	Merck & Co., Inc.	26,315	1,393,905
¤	Pfizer, Inc.	67,262	2,044,765
			8,090,072
	Professional Services 1.0%
	ManpowerGroup, Inc.	5,901	459,688
	Towers Watson & Co. Class A	5,158	603,073
			1,062,761
	Real Estate Management & Development 0.6%
	CBRE Group, Inc. Class A (a)	23,363	620,054

	Road & Rail 0.0%‡
	Union Pacific Corp.	157	27,356

	Semiconductors & Semiconductor Equipment 3.3%
	Broadcom Corp. Class A	2,849	84,786
	First Solar, Inc. (a)	13,738	694,868
	Intel Corp.	61,810	1,516,817
	Micron Technology, Inc. (a)	18,474	425,641
	NVIDIA Corp.	29,438	462,177
	Skyworks Solutions, Inc. (a)	14,588	441,287
			3,625,576
	Software 3.7%
¤	Microsoft Corp.	60,569	2,292,537
	Oracle Corp.	43,192	1,593,785
	Symantec Corp.	7,421	158,883
			4,045,205
	Specialty Retail 3.4%
	Advance Auto Parts, Inc.	3,328	382,088
	Bed Bath & Beyond, Inc. (a)	112	7,151
	Best Buy Co., Inc.	9,488	223,347
	GameStop Corp. Class A	7,888	276,632
	Gap, Inc. (The)	9,815	373,755
	Home Depot, Inc. (The)	18,569	1,427,028
	Lowe's Companies, Inc.	21,931	1,015,186
	Staples, Inc.	3,650	48,034
			3,753,221
	Textiles, Apparel & Luxury Goods 0.9%
	Fossil Group, Inc. (a)	1,880	210,241
	Hanesbrands, Inc.	10,480	745,547
			955,788
	Tobacco 1.0%
	Altria Group, Inc.	5,664	199,486
	Lorillard, Inc.	218	10,730
	Philip Morris International, Inc.	10,740	839,224
			1,049,440
	Trading Companies & Distributors 0.4%
	United Rentals, Inc. (a)	5,098	412,632

	Total Common Stocks (Cost $94,808,636)		107,419,380

	Exchange-Traded Fund 2.0% (b)
¤	S&P 500 Index - SPDR Trust Series 1	11,963	2,131,567

	Total Exchange-Traded Fund (Cost $2,175,376)		2,131,567

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $108,797 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $120,000 and a Market Value of $112,024)	$108,797	108,797

Total Short-Term Investment (Cost $108,797)		108,797

Total Investments (Cost $97,092,809) (c)	100.2%	109,659,744
Other Assets, Less Liabilities	(0.2)	(173,945)
Net Assets	100.0%	$109,485,799

¤	Among the Fund's 10 largest holdings, as of January 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2014, cost was $97,610,650 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$13,767,319
Gross unrealized depreciation	(1,718,225)
Net unrealized appreciation	$12,049,094

The following abbreviation is used in the above portfolio:
SPDR	- Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$107,419,380	$—	$—	$107,419,380
Exchange-Traded Fund	2,131,567	—	—	2,131,567
Short-Term Investment
Repurchase Agreement	—	108,797	—	108,797
Total Investments in Securities	$109,550,947	$108,797	$—	$109,659,744

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2014 (Unaudited)
		Principal Amount	Value
	Convertible Securities 92.5%†
	Convertible Bonds 81.4%
	Aerospace & Defense 0.4%
	GenCorp, Inc. 4.063%, due 12/31/39	$1,997,000	$3,779,323

	Airlines 1.8%
¤	United Airlines, Inc. 4.50%, due 1/15/15	6,550,000	16,031,125

	Auto Manufacturers 1.9%
	Ford Motor Co. 4.25%, due 11/15/16	2,564,000	4,568,727
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	12,176,920
			16,745,647
	Biotechnology 5.4%
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (a)	4,885,000	5,773,459
	1.875%, due 9/1/20 (a)	6,519,000	7,720,941
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	7,802,000	27,848,264
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	5,926,225
			47,268,889
	Chemicals 0.7%
	RPM International, Inc. 2.25%, due 12/15/20	5,370,000	6,209,063

	Commercial Services 1.1%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	2,618,000	8,261,440
	ServiceSource International, Inc. 1.50%, due 8/1/18 (a)	1,177,000	1,096,081
			9,357,521
	Computers 2.5%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15	3,278,000	6,201,566
	SanDisk Corp. 0.50%, due 10/15/20 (a)	5,141,000	5,160,279
	Spansion LLC 2.00%, due 9/1/20 (a)	8,511,000	10,617,472
			21,979,317
	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	1,353,000	4,009,954

	Electronics 1.5%
	Fluidigm Corp. 2.75%, due 2/1/34	3,736,000	4,125,945
	InvenSense, Inc. 1.75%, due 11/1/18 (a)	7,835,000	8,907,416
			13,033,361
	Entertainment 0.5%
	International Game Technology 3.25%, due 5/1/14	4,406,000	4,458,321

	Environmental Controls 1.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	9,561,000	11,198,321

	Finance - Leasing Companies 1.4%
	Air Lease Corp. 3.875%, due 12/1/18	8,569,000	11,809,153

	Finance - Mortgage Loan/Banker 0.2%
	Walter Investment Management Corp. 4.50%, due 11/1/19	1,935,000	1,880,578

	Health Care - Products 4.1%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	7,990,000	8,114,844
	Insulet Corp. 3.75%, due 6/15/16	4,050,000	6,743,250
	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	13,959,298
	Wright Medical Group, Inc. 2.00%, due 8/15/17	5,289,000	7,031,064
			35,848,456
	Health Care - Services 1.1%
	WellPoint, Inc. 2.75%, due 10/15/42	7,160,000	9,339,325

	Home Builders 0.8%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,785,000	6,914,722

	Household Products & Wares 2.2%
¤	Jarden Corp. 1.875%, due 9/15/18	13,430,000	18,818,787

	Insurance 2.1%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	6,287,000	11,481,633
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	6,562,519
			18,044,152
	Internet 4.4%
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	9,147,056	915
	Blucora, Inc. 4.25%, due 4/1/19 (a)	3,003,000	4,069,065
	BroadSoft, Inc. 1.50%, due 7/1/18	1,367,000	1,469,525
	priceline.com, Inc. 0.35%, due 6/15/20 (a)	7,384,000	8,463,910
	Shutterfly, Inc. 0.25%, due 5/15/18 (a)	7,266,000	7,592,970
¤	Yahoo!, Inc. (zero coupon), due 12/1/18 (a)	16,418,000	16,602,702
			38,199,087
	Iron & Steel 1.0%
	United States Steel Corp. 2.75%, due 4/1/19	6,900,000	8,659,500

	Lodging 1.2%
	MGM Resorts International 4.25%, due 4/15/15	7,348,000	10,328,533

	Machinery - Diversified 1.8%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	15,844,231

	Media 0.7%
	Liberty Interactive LLC 3.50%, due 1/15/31	763,000	408,205
	Liberty Media Corp. 1.375%, due 10/15/23 (a)	5,925,000	5,517,656
			5,925,861
	Metal Fabricate & Hardware 1.3%
	RTI International Metals, Inc. 1.625%, due 10/15/19	10,874,000	11,139,054

	Miscellaneous - Manufacturing 2.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	18,517,372
	Oil & Gas 1.6%
	Alon USA Energy, Inc. 3.00%, due 9/15/18 (a)	4,616,000	5,749,805
	Energy XXI Bermuda, Ltd. 3.00%, due 12/15/18 (a)	8,021,000	7,705,173
			13,454,978
	Oil & Gas Services 6.5%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	10,026,000	11,366,978
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	3,683,000	4,085,828
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(g)	15,988,000	24,508,005
	Newpark Resources, Inc. 4.00%, due 10/1/17	3,673,000	4,708,327
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,959,827
	Subsea 7 S.A.
	1.00%, due 10/5/17	3,000,000	2,997,750
	3.50%, due 10/13/14	5,100,000	5,895,600
			56,522,315
	Pharmaceuticals 8.5%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	8,470,000	9,078,781
	Medivation, Inc. 2.625%, due 4/1/17	4,433,000	7,358,780
	Mylan, Inc. 3.75%, due 9/15/15	2,825,000	9,679,156
	Omnicare, Inc. 3.50%, due 2/15/44	10,135,000	10,591,075
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	1,627,000	4,600,343
¤	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	11,041,000	17,748,407
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	15,140,138
			74,196,680
	Real Estate Investment Trusts 2.4%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	9,020,701
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	11,771,550
			20,792,251
	Semiconductors 8.7%
	Emulex Corp. 1.75%, due 11/15/18 (a)	2,288,000	2,309,450
	Intel Corp. 3.25%, due 8/1/39	9,014,000	11,915,426
	Microchip Technology, Inc. 2.125%, due 12/15/37	8,326,000	14,502,851
	Micron Technology, Inc. 1.625%, due 2/15/33 (a)	3,913,000	8,420,287
¤	Novellus Systems, Inc. 2.625%, due 5/15/41	11,348,000	17,965,302
	NVIDIA Corp. 1.00%, due 12/1/18 (a)	10,803,000	11,079,827
	Rambus, Inc. 1.125%, due 8/15/18 (a)	3,292,000	3,376,358
	Xilinx, Inc. 2.625%, due 6/15/17	3,820,000	6,154,975
			75,724,476
	Software 7.3%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	11,093,305
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (a)	9,791,000	12,367,257
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (a)	9,054,000	11,922,986
	Nuance Communications, Inc. 2.75%, due 11/1/31	8,349,000	8,317,691
	Proofpoint, Inc. 1.25%, due 12/15/18 (a)	5,853,000	7,283,327
	Salesforce.com, Inc. 0.25%, due 4/1/18 (a)	7,731,000	8,876,155
	ServiceNow, Inc. (zero coupon), due 11/1/18 (a)	3,344,000	3,640,780
			63,501,501
	Telecommunications 3.7%
	Ciena Corp. 4.00%, due 12/15/20	7,285,000	10,531,378
	Infinera Corp. 1.75%, due 6/1/18 (a)	1,458,000	1,495,361
	Ixia 3.00%, due 12/15/15	9,949,000	10,521,067
	JDS Uniphase Corp. 0.625%, due 8/15/33 (a)	9,756,000	9,871,853
			32,419,659
	Transportation 0.7%
	XPO Logistics, Inc. 4.50%, due 10/1/17	4,020,000	6,454,613
	Total Convertible Bonds (Cost $584,929,975)		708,406,126

		Shares
	Convertible Preferred Stocks 11.1%
	Aerospace & Defense 2.1%
¤	United Technologies Corp. 7.50%	283,546	18,268,869

	Auto Parts & Equipment 0.8%
	Goodyear Tire & Rubber Co. (The) 5.88%	103,400	6,788,210

	Food 0.9%
	Post Holdings, Inc.
	2.50% (a)	28,508	3,036,102
	3.75% (a)	39,161	4,830,822
			7,866,924
	Hand & Machine Tools 2.1%
¤	Stanley Black & Decker, Inc.
	4.75%	98,493	11,832,949
	6.25%	64,196	6,531,943
			18,364,892
	Insurance 2.0%
	Maiden Holdings, Ltd. 7.25%	61,807	2,769,572
	MetLife, Inc. 5.00%	517,610	15,088,331
			17,857,903
	Iron & Steel 1.1%
	ArcelorMittal 6.00%	384,202	9,386,055

	Oil & Gas 0.6%
	Sanchez Energy Corp. Series A 4.88%	71,500	4,915,625

	Pharmaceuticals 1.2%
	Omnicare Capital Trust II Series B 4.00% Callable 3/3/14 @ $50.00	133,550	10,224,588

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. Series I 6.50%	47,800	2,595,062

	Total Convertible Preferred Stocks (Cost $84,139,520)		96,268,128

	Total Convertible Securities (Cost $669,069,495)		804,674,254

	Common Stocks 4.3%
	Aerospace & Defense 0.5%
	Triumph Group, Inc.	63,977	4,377,306

	Auto Manufacturers 0.4%
	General Motors Co. (h)	108,269	3,906,346

	Banks 0.2%
	Citigroup, Inc.	32,989	1,564,668
	Internet 0.3%
	TIBCO Software, Inc. (h)	108,466	2,309,241
	Iron & Steel 0.2%
	Allegheny Technologies, Inc.	31,245	982,343
	United States Steel Corp.	29,796	777,974
			1,760,317
	Oil & Gas 0.1%
	Ensco PLC Class A	28,000	1,410,360

	Oil & Gas Services 1.8%
	Baker Hughes, Inc.	124,900	7,074,336
	Cameron International Corp. (h)	46,635	2,796,701
	Halliburton Co.	113,326	5,554,107
			15,425,144
	Transportation 0.8%
	Tidewater, Inc.	136,413	7,073,014
	Total Common Stocks (Cost $38,942,359)		37,826,396

		Number of Warrants
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (h)	1,016	27,076
	Strike Price $18.33 Expires 7/10/19 (h)	1,016	19,182
	Total Warrants (Cost $1,062)		46,258

		Principal Amount
	Short-Term Investment 4.6%
	Repurchase Agreement 4.6%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $40,067,590 (Collateralized by a Federal Home Loan Mortgage Association Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $44,700,000 and a Market Value of $40,872,473)	$40,067,590	40,067,590
	Total Short-Term Investment (Cost $40,067,590)		40,067,590
	Total Investments (Cost $748,080,506) (i)	101.4%	882,614,498
	Other Assets, Less Liabilities	(1.4)	(12,334,938)
	Net Assets	100.0%	$870,279,560

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(c)	Issue in default.
(d)	Illiquid security - The total market value of this security as of January 31, 2014, was $915, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of the fair valued securities was $915, which represented less than one-tenth of a percent of the Fund’s net assets.
(g)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represented 2.8% of the Fund's net assets.
(h)	Non-income producing security.
(i)	As of January 31, 2014, cost was $756,753,949 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$147,197,834
Gross unrealized depreciation	(21,337,285)
Net unrealized appreciation	$125,860,549

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$708,405,211	$915	$708,406,126
Convertible Preferred Stocks	96,268,128	—	—	96,268,128
Total Convertible Securities	96,268,128	708,405,211	915	804,674,254
Common Stocks	37,826,396	—	—	37,826,396
Warrants	46,258	—	—	46,258
Short-Term Investment
Repurchase Agreement	—	40,067,590	—	40,067,590
Total Investments in Securities	$134,140,782	$748,472,801	$915	$882,614,498

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $915 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2014
Convertible Bonds
Internet	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-
Total	$915	$-	$-	$-	$-	$-	$-	$-	$915	$-

As of January 31, 2014, the Fund held the following restricted security:

	Date of	Principal		1/31/14	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp. Convertible Bond
4.75%, due 12/31/49	5/4/01	$9,147,056	$674,023	$915	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Global High Income Fund

Portfolio of Investments January 31, 2014 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 95.6%†
	Corporate Bonds 50.9%
	Argentina 0.5%
	WPE International Cooperatief UA 10.375%, due 9/30/20 (a)		$2,000,000	$1,247,500

	Brazil 8.9%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		3,000,000	3,037,500
	Braskem Finance, Ltd. 7.00%, due 5/7/20 (a)		2,106,000	2,271,847
	Fibria Overseas Finance, Ltd. 6.75%, due 3/3/21 (a)		3,000,000	3,270,000
	Itau Unibanco Holding S.A. 6.20%, due 4/15/20 (a)		2,000,000	2,070,000
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (a)		3,000,000	3,165,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		3,750,000	3,646,875
	Petrobras International Finance Co. 5.375%, due 1/27/21		3,000,000	2,962,125
	USJ Acucar e Alcool S.A. 9.875%, due 11/9/19 (a)		2,000,000	1,635,000
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (a)		3,000,000	1,590,000
				23,648,347
	Chile 1.0%
	GeoPark Latin America, Ltd. Agencia en Chile 7.50%, due 2/11/20 (a)		1,500,000	1,545,000
	VTR Finance B.V. 6.875%, due 1/15/24 (a)		1,000,000	1,001,157
				2,546,157
	Colombia 2.4%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		5,000,000	4,675,000
	Pacific Rubiales Energy Corp. 5.125%, due 3/28/23 (a)		2,000,000	1,815,000
				6,490,000
	Czech Republic 1.0%
	CE Energy A.S. 7.00%, due 2/1/21		€2,000,000	2,697,399

	Georgia 1.4%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (a)		$3,500,000	3,622,500

	Guatemala 0.8%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,002,000

	India 2.0%
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (b)		2,000,000	1,955,000
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		3,500,000	3,500,000
				5,455,000
	Indonesia 5.8%
¤	Majapahit Holding B.V. 8.00%, due 8/7/19 (a)		8,300,000	9,213,000
	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	5,142,250
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		1,500,000	1,091,250
				15,446,500
	Ireland 1.4%
	UT2 Funding PLC 5.321%, due 6/30/16		€2,700,000	3,659,696

	Kazakhstan 0.4%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,072,500

	Luxembourg 1.1%
	ArcelorMittal 7.50%, due 10/15/39		3,000,000	2,947,500

	Mexico 6.0%
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (a)		3,000,000	3,244,500
	Controladora Mabe S.A. de C.V.
	7.875%, due 10/28/19		1,160,000	1,289,050
	7.875%, due 10/28/19 (a)		1,600,000	1,778,000
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		3,000,000	3,010,785
	Petroleos Mexicanos 6.50%, due 6/2/41		4,000,000	4,090,508
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17		2,500,000	2,650,000
				16,062,843
	Paraguay 1.4%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		3,500,000	3,718,750

	Peru 1.1%
	BBVA Bancomer S.A. 5.00%, due 8/26/22 (a)		3,000,000	2,981,250

	Poland 0.8%
	TVN Finance Corp. III AB 7.375%, due 12/15/20 (a)		€1,500,000	2,179,836

	Republic of Korea 1.7%
	Korea Finance Corp. 4.625%, due 11/16/21		$2,000,000	2,148,364
	Korea Gas Corp. 6.25%, due 1/20/42 (a)		2,000,000	2,362,696
				4,511,060
	Russia 7.4%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,858,750
¤	Gaz Capital S.A. for Gazprom Series Reg S 9.25%, due 4/23/19		6,000,000	7,245,000
	Lukoil International Finance B.V.
	6.656%, due 6/7/22 (a)		1,000,000	1,080,000
	7.25%, due 11/5/19 (a)		2,000,000	2,275,000
	Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,168,000
	Vimpelcom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,116,250
				19,743,000
	Ukraine 1.5%
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (a)		4,500,000	3,892,500

	United Arab Emirates 1.3%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (a)		3,750,000	3,553,125

	United Kingdom 1.2%
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	3,000,000	3,165,805

	Venezuela 1.8%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		$5,900,000	4,808,500

	Total Corporate Bonds (Cost $138,175,417)			135,451,768

	Government & Federal Agencies 44.7%
	Bahrain 1.3%
	Bahrain Government International Bond 6.125%, due 8/1/23 (a)		3,200,000	3,400,000

	Belarus 2.3%
¤	Republic of Belarus Series Reg S 8.95%, due 1/26/18		6,000,000	6,075,000

	Brazil 1.4%
	Brazil Notas Do Tesouro Nacional Serie F 10.00%, due 1/1/23	B$	11,000,000	3,833,734

	Colombia 1.9%
	Republic of Colombia 7.75%, due 4/14/21	C$	9,600,000,000	5,143,048

	Croatia 0.8%
	Republic of Croatia 6.375%, due 3/24/21 (a)		$2,000,000	2,070,000

	Dominican Republic 1.4%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,819,375

	Gabon 1.0%
	Gabonese Republic 6.375%, due 12/12/24 (a)		2,596,000	2,667,390

	Georgia 0.8%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,157,000

	Ghana,Africa 1.0%
	Republic of Ghana
	7.875%, due 8/7/23 (a)		2,010,344	1,869,620
	Series Reg S 8.50%, due 10/4/17		735,000	764,400
				2,634,020
	Hungary 1.7%
	Republic of Hungary 6.25%, due 1/29/20		4,250,000	4,547,500

	Jamaica 0.3%
	Jamaica Government 8.00%, due 6/24/19		650,000	653,250

	Mexico 3.4%
¤	United Mexican States 7.25%, due 12/15/16	M$	111,250,000	8,948,571

	Nigeria 0.8%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	2,130,000

	Panama 1.3%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	3,417,315

	Peru 2.7%
¤	Republic of Peru 7.35%, due 7/21/25		5,800,000	7,221,000

	Poland 2.6%
¤	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	6,917,586

	Portugal 2.1%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€4,200,000	5,699,103

	Russia 1.0%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	100,000,000	2,628,661

	Senegal 0.5%
	Republic of Senegal 8.75%, due 5/13/21 (a)		$1,250,000	1,350,000

	Sri Lanka 2.5%
¤	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		6,500,000	6,500,000

	Turkey 5.0%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	4,462,500
	7.375%, due 2/5/25		2,225,000	2,411,344
	9.00%, due 3/8/17	TRY	9,400,000	3,996,019
	Turkey Government Bond 7.10%, due 3/8/23		6,750,000	2,476,831
				13,346,694
	Ukraine 3.8%
¤	Ukraine Government
	7.75%, due 9/23/20 (a)		$6,000,000	5,190,000
	7.80%, due 11/28/22 (a)		5,800,000	4,901,000
				10,091,000
	Uruguay 1.7%
	Republica Orient Uruguay 4.375%, due 12/15/28	$U	100,230,959	4,466,170

	Venezuela 2.6%
¤	Republic of Venezuela Series Reg S 9.25%, due 5/7/28		$11,095,000	6,989,850

	Vietnam 0.8%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,160,000

	Total Government & Federal Agencies (Cost $121,803,306)			118,866,267

	Total Long-Term Bonds (Cost $259,978,723)			254,318,035

	Short-Term Investments 3.6%
	Nigeria Government 1.4%
	Nigeria Treasury Bill 0.10%, due 4/24/14 (c)	NGN	620,000,000	3,711,755

Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $5,771,729 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $6,310,000 and a Market Value of $5,890,593)	$5,771,729	5,771,729

Total Short-Term Investments (Cost $9,574,459)		9,483,484

Total Investments (Cost $269,553,182) (d)	99.2%	263,801,519
Other Assets, Less Liabilities	0.8	2,128,834

Net Assets	100.0%	$265,930,353

	Contracts Short	Unrealized Appreciation (Depreciation)
Futures Contracts (0.0%)‡
United States Treasury Notes March 2014 (2 Year) (e)	(547)	$(1,177)

Total Futures Contracts (Notional Amount $120,451,110)		$(1,177)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(c)	Interest rate shown represents yield to maturity.
(e)	At January 31, 2014, cash in the amount of $136,750 was on deposit with broker for futures transactions.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(d)	As of January 31, 2014, cost was $269,553,182 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$9,563,504
Gross unrealized depreciation	(15,315,167)
Net unrealized depreciation	$(5,751,663)

The following abbreviations are used in the above portfolio:
$U	—Uruguayan Peso
€	—Euro
A$	—Australian Dollar
B$	—Brazilian Real
C$	—Colombian Peso
M$	—Mexican Peso
NGN	—Nigerian Naira
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira

As of January 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	2/3/14	HSBC Bank USA	AUD	3,150,000	USD	2,753,730	USD	2,993
Brazilian Real vs. U.S. Dollar	2/3/14	Barclays Bank PLC	BRL	10,609,255		4,380,370		15,882
Euro vs. U.S. Dollar	2/3/14	HSBC Bank USA	EUR	10,500,000		14,356,650		(195,305)
New Russian Ruble vs. U.S. Dollar	2/3/14	HSBC Bank USA	RUB	196,300,000		6,088,238		(506,776)
New Russian Ruble vs. U.S. Dollar	5/7/14	HSBC Bank USA		196,300,000		5,558,151		(82,506)
Polish Zloty vs. Euro	2/3/14	HSBC Bank USA	PLN	11,200,000	EUR	2,662,293		(37,333)
Polish Zloty vs. Euro	5/7/14	HSBC Bank USA		11,200,000		2,648,505		(40,412)
Polish Zloty vs. U.S. Dollar	2/3/14	Barclays Bank PLC		10,700,000	USD	3,510,176		(115,506)
Polish Zloty vs. U.S. Dollar	5/7/14	Barclays Bank PLC		10,700,000		3,461,103		(86,949)
Pound Sterling vs. U.S. Dollar	2/3/14	HSBC Bank USA	GBP	2,000,000		3,316,400		(28,603)
South Korean Won vs. U.S. Dollar	2/3/14	HSBC Bank USA	KRW	7,300,000,000		6,833,287		(13,088)
South Korean Won vs. U.S. Dollar	5/7/14	HSBC Bank USA		7,300,000,000		6,710,792		72,018
Swiss Franc vs. Euro	2/3/14	JPMorgan Chase Bank	CHF	9,300,000	EUR	7,589,359		21,778

Foreign Currency Sales Contracts				Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	2/3/14	HSBC Bank USA	AUD	3,150,000	USD	3,010,455	USD	253,732
Australian Dollar vs. U.S. Dollar	5/7/14	HSBC Bank USA		3,150,000		2,736,720		(3,041)
Brazilian Real vs. U.S. Dollar	2/3/14	Barclays Bank PLC	BRL	10,609,255		4,570,000		173,748
Brazilian Real vs. U.S. Dollar	5/7/14	Barclays Bank PLC		10,609,255		4,282,415		(13,062)
Euro vs. U.S. Dollar	2/3/14	HSBC Bank USA	EUR	10,500,000		14,496,720		335,375
Euro vs. U.S. Dollar	5/7/14	HSBC Bank USA		10,500,000		14,355,285		193,150
Polish Zloty vs. Euro	2/3/14	HSBC Bank USA	PLN	11,200,000	EUR	2,663,559		39,041
Polish Zloty vs. U.S. Dollar	2/3/14	Barclays Bank PLC		10,700,000	USD	3,481,373		86,703
Pound Sterling vs. U.S. Dollar	2/3/14	HSBC Bank USA	GBP	2,000,000		3,237,586		(50,211)
Pound Sterling vs. U.S. Dollar	5/7/14	HSBC Bank USA		2,000,000		3,314,040		28,529
New Russian Ruble vs. U.S. Dollar	2/3/14	HSBC Bank USA	RUB	196,300,000		5,648,921		67,459
South Korean Won vs. U.S. Dollar	2/3/14	HSBC Bank USA	KRW	7,300,000,000		6,749,884		(70,315)
Swiss Franc vs. Euro	2/3/14	JPMorgan Chase Bank	CHF	9,300,000	EUR	7,557,842		(64,284)
Swiss Franc vs. Euro	5/7/14	JPMorgan Chase Bank		9,300,000		7,595,557		(21,124)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(38,107)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$135,451,768	$—	$135,451,768
Government & Federal Agencies	—	118,866,267	—	118,866,267
Total Long-Term Bonds	—	254,318,035	—	254,318,035
Short-Term Investments
Nigeria Government	—	3,711,755	—	3,711,755
Repurchase Agreement	—	5,771,729	—	5,771,729
Total Short-Term Investments	—	9,483,484	—	9,483,484
Total Investments in Securities	—	263,801,519	—	263,801,519
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	1,290,408	—	1,290,408
Total Investments in Securities and Other Financial Instruments	$—	$265,091,927	$—	$265,091,927

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,328,515)	$—	$(1,328,515)
Futures Contracts Short (b)	(1,177)	—	—	(1,177)
Total Other Financial Instruments	$(1,177)	$(1,328,515)	$—	$(1,329,692)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and January 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

	MainStay Government Fund

	Portfolio of Investments January 31, 2014 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 97.9%†

	Asset-Backed Security 1.6%
	Utilities 1.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$2,525,000	$2,898,510

	Total Asset-Backed Security (Cost $2,550,658)		2,898,510

	Corporate Bonds 2.3%
	Real Estate Investment Trusts 1.1%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,150,000	2,057,656

	Telecommunications 1.2%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	1,900,000	2,068,581

	Total Corporate Bonds (Cost $4,278,425)		4,126,237

	Mortgage-Backed Securities 1.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	700,561

	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	2,517	2,517

	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class A3 5.819%, due 2/12/51	112,356	112,923
			816,001
	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.561%, due 8/25/36 (b)	401,536	370,430

	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.60%, due 2/25/42 (a)(c)(d)(e)	1,322,172	994,416
			1,364,846
	Total Mortgage-Backed Securities (Cost $2,420,583)		2,180,847

	U.S. Government & Federal Agencies 92.8%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%

	Series 360, Class 2, IO 5.00%, due 8/1/35 (f)	422,194	78,552
	Series 361, Class 2, IO 6.00%, due 10/1/35 (f)	86,507	15,108
			93,660
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 22.8%
	2.375%, due 6/1/35 (c)	284,948	304,444
	2.413%, due 2/1/37 (c)	92,312	97,989
	2.50%, due 3/1/35 (c)	42,940	45,630
	3.50%, due 10/1/25	663,897	700,348
¤	3.50%, due 11/1/25	3,799,689	4,008,783
	4.00%, due 3/1/25	1,749,999	1,876,272
	4.00%, due 7/1/25	571,696	613,029
	4.00%, due 8/1/31	234,192	248,674
	4.00%, due 8/1/39	408,544	428,440
¤	4.00%, due 12/1/40	3,981,465	4,171,147
¤	4.00%, due 2/1/41	6,396,526	6,699,054
¤	4.00%, due 3/1/41	7,538,632	7,902,245
	4.00%, due 4/1/41	686,557	718,172
	4.00%, due 1/1/42	3,501,420	3,669,532
	4.00%, due 12/1/42	964,546	1,000,493
	4.00%, due 11/1/43	496,209	518,792
	4.50%, due 3/1/41	1,152,106	1,238,271
	4.50%, due 8/1/41	1,538,663	1,653,753
	5.00%, due 1/1/20	170,786	182,894
	5.00%, due 6/1/33	816,008	890,446
	5.00%, due 8/1/33	688,573	751,911
	5.00%, due 5/1/36	767,412	834,398
	5.00%, due 10/1/39	1,234,262	1,361,198
	5.50%, due 1/1/21	498,811	544,829
	5.50%, due 11/1/35	639,302	715,582
	5.50%, due 11/1/36	184,475	206,450
	6.50%, due 4/1/37	136,845	152,663
			41,535,439
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 53.5%
	1.934%, due 11/1/34 (c)	293,304	311,684
	2.337%, due 4/1/34 (c)	435,247	464,861
	3.00%, due 10/1/32	1,241,515	1,249,527
	3.50%, due 11/1/20	2,897,379	3,069,323
¤	3.50%, due 11/1/25	5,916,713	6,249,960
	3.50%, due 11/1/32	901,205	934,235
	3.50%, due 2/1/41	2,853,700	2,897,892
	3.50%, due 11/1/41	2,860,678	2,908,365
	3.50%, due 12/1/41	355,359	361,302
	3.50%, due 1/1/42	2,272,629	2,311,391
	3.50%, due 3/1/42	2,600,002	2,640,307
	3.50%, due 8/1/42	1,782,028	1,789,112
	3.50%, due 12/1/42	912,143	927,435
	3.50%, due 2/1/43	1,430,522	1,454,471
	3.50%, due 5/1/43	917,593	932,108
	4.00%, due 9/1/31	2,332,102	2,479,992
	4.00%, due 2/1/41	1,056,876	1,109,998
	4.00%, due 3/1/41	2,895,749	3,044,908
	4.00%, due 10/1/41	685,921	721,330
	4.00%, due 3/1/42	1,937,798	2,020,152
	4.00%, due 4/1/42	899,416	937,670
	4.00%, due 6/1/42	2,227,910	2,314,294
	4.00%, due 7/1/42	2,125,572	2,206,634
	4.50%, due 7/1/18	2,224,111	2,380,536
	4.50%, due 11/1/18	1,355,018	1,450,563
	4.50%, due 6/1/23	744,597	798,390
	4.50%, due 6/1/39	3,400,326	3,671,751
	4.50%, due 7/1/39	2,801,836	3,032,936
	4.50%, due 8/1/39	1,922,060	2,076,877
	4.50%, due 9/1/40	1,885,710	2,038,744
	4.50%, due 12/1/40	2,835,594	3,049,030
¤	4.50%, due 1/1/41	4,303,730	4,659,053
	4.50%, due 2/1/41	1,088,445	1,176,035
	4.50%, due 8/1/41	1,148,471	1,238,220
	5.00%, due 9/1/17	651,513	697,261
	5.00%, due 9/1/20	60,353	64,628
	5.00%, due 11/1/33	804,682	882,049
	5.00%, due 6/1/35	763,532	834,646
	5.00%, due 10/1/35	335,395	366,293
	5.00%, due 1/1/36	175,558	191,732
	5.00%, due 2/1/36	1,257,299	1,372,947
	5.00%, due 5/1/36	874,328	954,755
	5.00%, due 6/1/36	156,353	170,561
	5.00%, due 9/1/36	229,738	250,938
	5.00%, due 3/1/40	1,840,631	2,029,066
	5.00%, due 2/1/41	3,189,136	3,532,245
	5.50%, due 1/1/17	43,836	47,089
	5.50%, due 2/1/17	951,814	1,022,237
	5.50%, due 6/1/19	676,137	740,434
	5.50%, due 11/1/19	778,634	852,789
	5.50%, due 4/1/21	1,089,167	1,191,343
	5.50%, due 6/1/33	2,375,837	2,630,868
	5.50%, due 11/1/33	1,364,603	1,506,010
	5.50%, due 12/1/33	1,633,777	1,805,469
	5.50%, due 6/1/34	390,111	430,034
	5.50%, due 12/1/34	131,518	144,670
	5.50%, due 3/1/35	681,272	750,107
	5.50%, due 12/1/35	171,308	188,659
	5.50%, due 4/1/36	550,796	606,328
	5.50%, due 9/1/36	175,868	193,831
	5.50%, due 7/1/37	343,197	384,919
	6.00%, due 12/1/16	94,684	98,555
	6.00%, due 11/1/32	415,444	465,407
	6.00%, due 1/1/33	309,665	346,354
	6.00%, due 3/1/33	339,574	379,457
	6.00%, due 9/1/34	134,661	150,596
	6.00%, due 9/1/35	1,021,109	1,146,754
	6.00%, due 10/1/35	395,707	443,042
	6.00%, due 6/1/36	353,289	390,470
	6.00%, due 11/1/36	837,732	930,241
	6.00%, due 4/1/37	145,031	156,378
	6.50%, due 10/1/31	241,531	272,011
	6.50%, due 2/1/37	98,756	110,447
			97,640,706
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.8%
	4.00%, due 7/15/39	733,776	778,785
	4.00%, due 9/20/40	3,000,384	3,205,037
	4.00%, due 11/20/40	425,626	454,649
	4.00%, due 1/15/41	2,746,385	2,914,843
¤	4.00%, due 10/15/41	4,000,338	4,262,719
¤	4.50%, due 5/20/40	3,450,746	3,755,929
	5.00%, due 2/20/41	824,082	904,185
	6.00%, due 8/15/32	503,721	580,040
	6.00%, due 12/15/32	289,134	326,134
	6.50%, due 8/15/28	180,687	207,302
	6.50%, due 4/15/31	504,801	590,980
			17,980,603
¤	Overseas Private Investment Corporation 3.4%
	5.142%, due 12/15/23	5,500,673	6,199,539

¤	Tennessee Valley Authority 3.2%
	4.65%, due 6/15/35	5,605,000	5,820,137

	Total U.S. Government & Federal Agencies (Cost $163,636, 297)		169,270,084

	Total Long-Term Bonds (Cost $172,885, 963)		178,475,678

	Short-Term Investment 1.3%
	Repurchase Agreement 1.3%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $2,457,942 (Collateralized by a Federal National Mortgage Association Corp. security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $2,695,000 and a Market Value of $2,509,242)	2,457,942	2,457,942

	Total Short-Term Investment (Cost $2,457, 942)		2,457,942
	Total Investments (Cost $175,343,905) (i)	99.2%	180,933,620
	Other Assets, Less Liabilities	0.8	1,470,334
	Net Assets	100.0%	$182,403,954

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.0% ‡

United States Treasury Notes March 2014 (5 Year) (h)	(220)	$54,527
United States Treasury Notes March 2014 (10 Year) (h)	(90)	(32,537)
Total Futures Contracts Short (Notional Amount $37,855,000)		$21,990

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(d)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $994,416, which represented 0.5% of the Fund’s net assets.
(e)	Illiquid security - The total market value of this security as of January 31, 2014, was $994,416, which represented 0.5% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(h)	As of January 31, 2014, cash in the amount of $330,750 was on deposit with a broker for futures transactions.
(i)	As of January 31, 2014, cost was $175,343,905 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,269,479
Gross unrealized depreciation	(1,679,764)
Net unrealized appreciation	$5,589,715

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,898,510	$—	$2,898,510
Corporate Bonds	—	4,126,237	—	4,126,237
Mortgage-Backed Securities (b)	—	1,186,431	994,416	2,180,847
U.S. Government & Federal Agencies	—	169,270,084	—	169,270,084
Total Long-Term Bonds	—	177,481,262	994,416	178,475,678
Short-Term Investment
Repurchase Agreement	—	2,457,942	—	2,457,942
Total Investments in Securities	—	179,939,204	994,416	180,933,620
Other Financial Instruments
Futures Contracts Short (c)	54,527	—	—	54,527
Total Investments in Securities and Other Financial Instruments	$54,527	$179,939,204	$994,416	$180,988,147

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(32,537)	$—	$—	$(32,537)
Total Other Financial Instruments	$(32,537)	$—	$—	$(32,537)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $994,416 was held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have an transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$1,026,952	$343	$2,961	$48,801	$-	$(84,641)	$-	$-	$994,416	$14,620
Total	$1,026,952	$343	$2,961	$48,801	$-	$(84,641)	$-	$-	$994,416	$14,620

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.0%†

	Convertible Bonds 0.1%
	Electric 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$4,546,264	$6,683,007

	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/15/49 (c)(d)(e)(f)	61,533,853	6,154

	Total Convertible Bonds (Cost $4,573,021)		6,689,161

	Corporate Bonds 91.8%
	Advertising 0.4%
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
	5.25%, due 2/15/22 (a)	11,560,000	11,617,800
	5.625%, due 2/15/24 (a)	4,160,000	4,191,200
	Lamar Media Corp.
	5.375%, due 1/15/24 (a)	3,960,000	4,009,500
	5.875%, due 2/1/22	11,000,000	11,440,000
	7.875%, due 4/15/18	7,490,000	7,855,138
			39,113,638
	Aerospace & Defense 1.7%
	AAR Corp.
	7.25%, due 1/15/22	20,565,000	21,901,725
	7.25%, due 1/15/22 (a)	8,795,000	9,366,675
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (a)	3,655,000	3,682,412
	6.875%, due 9/15/20	12,270,000	13,220,925
	B/E Aerospace, Inc. 5.25%, due 4/1/22	32,418,000	32,661,135
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	13,569,000	13,569,000
	GenCorp, Inc. 7.125%, due 3/15/21	24,434,000	26,205,465
	TransDigm, Inc.
	5.50%, due 10/15/20	4,840,000	4,791,600
	7.75%, due 12/15/18	24,730,000	26,461,100
			151,860,037
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21 (a)	17,520,000	17,739,000
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	15,613,000	16,725,426
			34,464,426
	Auto Manufacturers 0.8%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	26,100,000	27,405,000
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	7,800,000	7,858,500
	5.625%, due 2/1/23 (a)	8,495,000	8,664,900
	8.125%, due 5/15/21 (a)	9,590,000	10,860,675
	Oshkosh Corp.
	8.25%, due 3/1/17	9,644,000	10,077,980
	8.50%, due 3/1/20	2,010,000	2,205,975
			67,073,030
	Auto Parts & Equipment 4.7%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	31,185,000	33,679,800
	Chassix, Inc. 9.25%, due 8/1/18 (a)	16,515,000	17,629,762
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	10,435,000	10,985,968
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	45,044,000	47,465,115
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	10,675,000	10,901,844
	Dana Holding Corp.
	6.50%, due 2/15/19	10,178,000	10,839,570
	6.75%, due 2/15/21	6,898,000	7,449,840
	Delphi Corp.
	5.875%, due 5/15/19	22,280,000	23,449,700
	6.125%, due 5/15/21	1,300,000	1,433,250
	Exide Technologies 8.625%, due 2/1/18 (f)	64,863,000	49,782,352
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	13,960,000	14,553,300
¤	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	36,944,000	36,759,280
	7.75%, due 2/15/17 (a)	45,603,000	51,987,420
	8.50%, due 2/15/19 (a)	12,575,000	14,052,562
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	48,612,000	51,528,720
	Tenneco, Inc.
	6.875%, due 12/15/20	10,225,000	11,170,813
	7.75%, due 8/15/18	1,300,000	1,391,000
	Titan International, Inc. 6.875%, due 10/1/20 (a)	8,640,000	9,115,200
	TRW Automotive, Inc.
	4.50%, due 3/1/21 (a)	7,961,000	8,060,513
	7.25%, due 3/15/17 (a)	4,400,000	5,027,000
			417,263,009
	Banks 1.1%
¤	Ally Financial, Inc.
	6.25%, due 12/1/17	9,836,000	10,917,960
	7.50%, due 9/15/20	10,228,000	12,017,900
	8.00%, due 11/1/31	27,822,000	33,455,955
	8.30%, due 2/12/15	22,520,000	23,955,650
	Provident Funding Associates, L.P. / PFG Finance Corp.
	6.75%, due 6/15/21 (a)	10,950,000	10,813,125
	10.125%, due 2/15/19 (a)	6,460,000	7,009,100
			98,169,690
	Beverages 0.3%
	Constellation Brands, Inc. 4.25%, due 5/1/23	10,885,000	10,286,325
	Cott Beverages, Inc.
	8.125%, due 9/1/18	10,215,000	10,930,050
	8.375%, due 11/15/17	2,254,000	2,346,978
			23,563,353
	Building Materials 3.8%
	Boise Cascade Co. 6.375%, due 11/1/20	21,625,000	22,544,062
	Building Materials Corporation of America
	6.75%, due 5/1/21 (a)	11,681,000	12,542,474
	6.875%, due 8/15/18 (a)	17,498,000	18,460,390
	7.00%, due 2/15/20 (a)	8,265,000	8,822,887
	7.50%, due 3/15/20 (a)	18,875,000	20,290,625
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	8,525,000	8,834,031
	Griffon Corp. 7.125%, due 4/1/18	6,185,000	6,540,638
	Headwaters, Inc.
	7.25%, due 1/15/19 (a)	19,200,000	19,680,000
	7.625%, due 4/1/19	18,665,000	20,158,200
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	20,585,000	23,106,662
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20 (a)	4,375,000	4,861,719
¤	Texas Industries, Inc. 9.25%, due 8/15/20	98,575,000	114,347,000
	USG Corp.
	6.30%, due 11/15/16	6,565,000	7,040,963
	7.875%, due 3/30/20 (a)	13,850,000	15,650,500
	Vulcan Materials Co.
	6.40%, due 11/30/17	2,579,000	2,940,060
	6.50%, due 12/1/16	23,345,000	26,496,575
	7.50%, due 6/15/21	3,655,000	4,221,525
			336,538,311
	Chemicals 2.5%
	Axiall Corp. 4.875%, due 5/15/23 (a)	12,288,000	11,704,320
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	13,465,000	13,027,388
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (a)	1,639,000	1,602,123
	Ineos Finance PLC
	7.50%, due 5/1/20 (a)	18,965,000	20,719,262
	8.375%, due 2/15/19 (a)	11,120,000	12,259,800
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	17,200,000	18,232,000
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	15,240,000	15,240,000
	NOVA Chemicals Corp.
	5.25%, due 8/1/23 (a)	1,250,000	1,281,250
	8.625%, due 11/1/19	7,035,000	7,694,531
	Olin Corp.
	5.50%, due 8/15/22	12,924,000	13,085,550
	8.875%, due 8/15/19	23,156,000	25,008,480
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	51,425,000	54,510,500
	PolyOne Corp.
	5.25%, due 3/15/23	27,026,000	26,350,350
	7.375%, due 9/15/20	726,000	798,600
			221,514,154
	Coal 1.9%
	Arch Coal, Inc.
	7.00%, due 6/15/19	39,783,000	30,881,554
	7.25%, due 10/1/20	6,520,000	5,004,100
	8.00%, due 1/15/19 (a)	15,890,000	15,850,275
	9.875%, due 6/15/19	6,170,000	5,398,750
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	2,729,000	2,838,160
	8.00%, due 4/1/17	48,731,000	51,045,722
	Peabody Energy Corp.
	6.00%, due 11/15/18	11,520,000	12,268,800
	6.25%, due 11/15/21	13,830,000	13,968,300
	6.50%, due 9/15/20	31,490,000	32,985,775
	7.875%, due 11/1/26	1,642,000	1,687,155
			171,928,591
	Commercial Services 4.3%
	ADT Corp. (The) 6.25%, due 10/15/21 (a)	10,200,000	10,546,290
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	20,200,000	21,058,500
	6.375%, due 4/1/20 (a)	14,980,000	15,841,350
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	28,595,000	29,810,287
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (a)	12,790,000	13,685,300
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	16,776,000	16,188,840
	8.25%, due 1/15/19	5,240,000	5,639,550
	9.75%, due 3/15/20	16,240,000	18,797,800
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18	5,265,000	5,350,556
	Cenveo Corp. 8.875%, due 2/1/18	16,760,000	16,592,400
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	33,706,000	35,264,902
	Hertz Corp. (The)
	4.25%, due 4/1/18	8,740,000	8,892,950
	5.875%, due 10/15/20	2,385,000	2,468,475
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	12,570,000	13,261,350
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (a)	29,180,000	28,742,300
	PHH Corp.
	7.375%, due 9/1/19	11,294,000	12,169,285
	9.25%, due 3/1/16	12,151,000	13,791,385
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (c)(d)(e)(g)	460,000	6,762
	9.75% (c)(d)(e)(g)	26,020,000	382,494
	Service Corporation International 5.375%, due 1/15/22 (a)	6,000,000	6,067,500
	Sotheby's 5.25%, due 10/1/22 (a)	10,335,000	9,714,900
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	24,985,000	26,046,863
	United Rentals North America, Inc.
	5.75%, due 7/15/18	12,005,000	12,830,344
	6.125%, due 6/15/23	245,000	254,188
	7.375%, due 5/15/20	3,624,000	4,018,110
	7.625%, due 4/15/22	19,217,000	21,619,125
	Valassis Communications, Inc. 6.625%, due 2/1/21	16,510,000	16,757,650
	WEX, Inc. 4.75%, due 2/1/23 (a)	18,700,000	17,133,875
			382,933,331
	Computers 1.6%
	iGATE Corp. 9.00%, due 5/1/16	19,286,000	20,394,945
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	12,937,213
	5.00%, due 7/15/22	5,600,000	5,460,000
	5.875%, due 12/15/21 (a)	4,000,000	4,150,000
	6.375%, due 12/15/23 (a)	15,300,000	15,912,000
¤	Seagate HDD Cayman
	4.75%, due 6/1/23 (a)	83,815,000	80,252,862
	7.00%, due 11/1/21	5,640,000	6,239,250
			145,346,270
	Distribution & Wholesale 0.6%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	35,895,000	38,048,700
	LKQ Corp. 4.75%, due 5/15/23 (a)	17,545,000	16,316,850
			54,365,550
	Diversified Financial Services 0.9%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (a)	21,424,000	19,977,880
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	31,860,000	26,603,100
	12.75%, due 5/1/20 (a)(c)	9,500,000	8,170,000
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	25,394,252
	9.375%, due 3/1/20	1,695,000	2,199,125
			82,344,357
	Electric 2.1%
	Calpine Corp.
	5.875%, due 1/15/24 (a)	11,600,000	11,513,000
	6.00%, due 1/15/22 (a)	24,390,000	25,243,650
	7.50%, due 2/15/21 (a)	3,709,000	4,052,083
	GenOn Americas Generation LLC 9.125%, due 5/1/31	21,690,000	20,713,950
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	65,220,000	68,154,900
	9.50%, due 10/15/18	33,195,000	35,684,625
	GenOn REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,232,250
	PNM Resources, Inc. 9.25%, due 5/15/15	6,241,000	6,896,367
	Public Service Co. of New Mexico 7.95%, due 5/15/18	5,812,000	6,951,646
			185,442,471
	Electrical Components & Equipment 1.1%
	Anixter, Inc. 5.625%, due 5/1/19	8,110,000	8,474,950
	Belden, Inc. 5.50%, due 9/1/22 (a)	41,702,000	40,659,450
	General Cable Corp. 6.50%, due 10/1/22 (a)	32,050,000	31,729,500
	WESCO Distribution, Inc. 5.375%, due 12/15/21 (a)	17,520,000	17,607,600
			98,471,500
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	26,939,000	27,949,213

	Engineering & Construction 0.9%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	32,115,000	26,213,869
	13.00%, due 3/15/18 (b)	40,935,291	46,870,908
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23 (a)	3,280,000	3,189,800
			76,274,577
	Entertainment 2.5%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	37,760,000	40,214,400
	Churchill Downs, Inc. 5.375%, due 12/15/21 (a)	26,075,000	26,335,750
	GLP Capital LP / GLP Financing II, Inc.
	4.375%, due 11/1/18 (a)	7,880,000	8,077,000
	4.875%, due 11/1/20 (a)	10,505,000	10,636,313
	5.375%, due 11/1/23 (a)	10,480,000	10,375,200
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21	2,000,000	2,035,000
	MU Finance PLC 8.375%, due 2/1/17 (a)	24,801,547	25,855,612
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	15,890,000	16,485,875
	Pinnacle Entertainment, Inc. 7.50%, due 4/15/21	8,209,000	8,896,504
	Production Resource Group, Inc. 8.875%, due 5/1/19	15,391,000	11,928,025
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	6,798,000	7,409,820
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	4,760,000	5,045,600
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	35,000,000	36,312,500
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	459,249	321,474
	Vail Resorts, Inc. 6.50%, due 5/1/19	15,710,000	16,613,325
			226,542,398
	Environmental Controls 0.3%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	6,755,000	6,755,000
	5.25%, due 8/1/20	17,015,000	17,355,300
			24,110,300
	Finance - Auto Loans 1.2%
	Credit Acceptance Corp. 9.125%, due 2/1/17	15,005,000	15,735,744
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	16,960,000	19,331,703
¤	General Motors Financial Co., Inc.
	4.25%, due 5/15/23 (a)	15,249,000	14,600,918
	4.75%, due 8/15/17 (a)	23,985,000	25,334,156
	6.75%, due 6/1/18	30,400,000	34,732,000
			109,734,521
	Finance - Consumer Loans 0.1%
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	9,920,000	10,614,400

	Finance - Mortgage Loan/Banker 0.1%
	Stearns Holdings, Inc. 9.375%, due 8/15/20 (a)	11,050,000	11,160,500

	Finance - Other Services 1.5%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (a)	19,115,000	20,309,687
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	13,000,000	13,130,000
	6.50%, due 7/1/21	5,992,000	5,632,480
	7.875%, due 10/1/20	24,060,000	24,541,200
	9.625%, due 5/1/19	14,081,000	15,805,923
	10.875%, due 4/1/15	29,132,000	29,459,735
	SquareTwo Financial Corp. 11.625%, due 4/1/17	21,265,000	21,477,650
			130,356,675
	Food 1.9%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	15,408,000	15,908,760
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	20,819,058	17,800,295
	B&G Foods, Inc. 4.625%, due 6/1/21	24,835,000	24,058,906
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	8,170,000	8,578,500
	Ingles Markets, Inc. 5.75%, due 6/15/23	36,535,000	35,712,962
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	12,410,000	13,154,600
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	30,135,000	31,265,062
	TreeHouse Foods, Inc. 7.75%, due 3/1/18	8,120,000	8,454,950
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	16,971,000	17,352,848
			172,286,883
	Forest Products & Paper 0.5%
	Clearwater Paper Corp. 7.125%, due 11/1/18	9,720,000	10,400,400
	Georgia-Pacific LLC
	7.25%, due 6/1/28	2,370,000	2,975,881
	8.875%, due 5/15/31	19,841,000	28,740,581
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	1,740,000	1,813,950
			43,930,812
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	23,509,000	26,153,762
	Hanger, Inc. 7.125%, due 11/15/18	18,850,000	19,933,875
	Hologic, Inc. 6.25%, due 8/1/20	11,205,000	11,695,219
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23 (a)	8,330,000	7,960,923
	Teleflex, Inc. 6.875%, due 6/1/19	15,330,000	16,019,850
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	33,180,000	35,087,850
			116,851,479
	Health Care - Services 3.3%
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,304,050
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	6,365,000	6,723,031
	6.875%, due 2/1/22 (a)	24,600,000	25,215,000
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	4,730,000	5,327,162
	6.875%, due 7/15/17	130,000	147,388
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	11,680,000	12,410,000
	5.875%, due 1/31/22 (a)	8,100,000	8,606,250
	HCA Holdings, Inc.
	6.25%, due 2/15/21	14,175,000	15,096,375
	7.75%, due 5/15/21	5,431,000	5,960,522
¤	HCA, Inc.
	4.75%, due 5/1/23	4,525,000	4,428,844
	5.875%, due 3/15/22	19,855,000	20,897,387
	5.875%, due 5/1/23	2,432,000	2,477,600
	6.50%, due 2/15/16	3,615,000	3,931,313
	6.50%, due 2/15/20	9,224,000	10,169,460
	7.50%, due 2/15/22	5,451,000	6,152,816
	7.58%, due 9/15/25	1,920,000	1,972,800
	7.69%, due 6/15/25	705,000	745,538
	7.875%, due 2/15/20	2,120,000	2,263,100
	8.00%, due 10/1/18	4,984,000	5,906,040
	8.36%, due 4/15/24	2,494,000	2,768,340
	8.50%, due 4/15/19	7,912,000	8,343,204
	9.00%, due 12/15/14	3,930,000	4,165,800
	INC Research LLC 11.50%, due 7/15/19 (a)	24,240,000	27,209,400
	MPH Intermediate Holding Co. 2 8.375%, due 8/1/18 (a)	26,170,000	26,955,100
	MultiPlan, Inc. 9.875%, due 9/1/18 (a)	34,020,000	36,911,700
	ResCare, Inc. 10.75%, due 1/15/19	14,300,000	15,908,750
	Tenet Healthcare Corp. 4.375%, due 10/1/21	15,000,000	14,381,250
			290,378,220
	Holding Companies - Diversified 0.4%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	25,895,000	27,319,225
	Leucadia National Corp. 8.125%, due 9/15/15	7,255,000	7,998,638
			35,317,863
	Home Builders 2.1%
	Allegion US Holding Co., Inc. 5.75%, due 10/1/21 (a)	17,332,000	17,895,290
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	23,985,000	23,745,150
	Brookfield Residential Properties, Inc. 6.125%, due 7/1/22 (a)	21,153,000	21,258,765
	D.R. Horton, Inc.
	4.75%, due 2/15/23	8,690,000	8,342,400
	5.75%, due 8/15/23	13,225,000	13,621,750
	Meritage Homes Corp. 7.00%, due 4/1/22	5,640,000	6,034,800
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	6,120,000	5,875,200
	6.625%, due 5/1/20	6,722,000	7,175,735
	Standard Pacific Corp. 6.25%, due 12/15/21	10,330,000	10,846,500
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	15,340,000	14,918,150
	7.75%, due 4/15/20 (a)	12,191,000	13,349,145
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	15,060,000	14,269,350
	WCI Communities, Inc. 6.875%, due 8/15/21 (a)	19,380,000	19,380,000
	Woodside Homes Co. LLC / Finance, Inc. 6.75%, due 12/15/21 (a)	14,500,000	14,500,000
			191,212,235
	Household Products & Wares 0.6%
	Jarden Corp. 7.50%, due 5/1/17	19,505,000	22,430,750
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (a)	17,611,000	17,611,000
	8.125%, due 2/1/20	290,000	324,075
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	5,315,000	5,647,188
	6.625%, due 11/15/22	5,315,000	5,653,831
	6.75%, due 3/15/20	2,195,000	2,359,625
			54,026,469
	Housewares 0.2%
	Libbey Glass, Inc. 6.875%, due 5/15/20	17,537,000	18,918,039

	Insurance 1.2%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	18,025,000	19,061,437
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	21,000,000	21,892,500
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	7,345,000	7,822,425
	Compass Investors, Inc. 7.75%, due 1/15/21 (a)	19,260,000	19,765,575
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	17,600,000	18,524,000
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	16,890,000	19,716,812
			106,782,749
	Internet 0.7%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	32,215,000	35,114,350
	Equinix, Inc.
	4.875%, due 4/1/20	2,000,000	2,010,000
	5.375%, due 4/1/23	9,700,000	9,506,000
	7.00%, due 7/15/21	2,000,000	2,197,500
	IAC / InterActiveCorp.
	4.75%, due 12/15/22	4,552,000	4,290,260
	4.875%, due 11/30/18 (a)	11,770,000	12,123,100
			65,241,210
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	9,070,000	10,151,371
	National Financial Partners Corp. 9.00%, due 7/15/21 (a)	5,450,000	5,777,000
			15,928,371
	Iron & Steel 0.6%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,500,903
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	11,020,000	11,345,145
	9.375%, due 6/1/19	7,475,000	9,187,156
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	17,247,000	18,281,820
	Commercial Metals Co. 4.875%, due 5/15/23	7,476,000	7,027,440
			53,342,464
	Leisure Time 0.9%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	15,291,000	14,526,450
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	66,520,000	69,430,250
			83,956,700
	Lodging 1.5%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,604,000
	5.75%, due 7/1/22	22,880,000	23,795,200
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	22,865,000	24,065,412
	Felcor Lodging, L.P. 5.625%, due 3/1/23	2,860,000	2,795,650
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21 (a)	23,195,000	24,006,825
	MGM Resorts International 6.625%, due 12/15/21	1,093,000	1,164,045
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	29,801,627	33,526,830
	Playa Resorts Holding B.V. 8.00%, due 8/15/20 (a)	7,930,000	8,445,450
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (a)	4,415,000	4,481,225
	Sugarhouse HSP Gaming Prop Mezz, L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, due 6/1/21 (a)	5,985,000	5,790,488
			130,675,125
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	21,910,000	22,649,463

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	7,945,000	8,759,363
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	7,215,000	7,792,200
			16,551,563
	Media 3.2%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	17,860,000	16,967,000
	5.25%, due 9/30/22	13,483,000	12,960,534
	7.25%, due 10/30/17	5,405,000	5,722,544
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	18,860,000	18,482,800
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	17,875,000	20,243,437
	CSC Holdings LLC
	7.625%, due 7/15/18	14,890,000	17,011,825
	7.875%, due 2/15/18	1,145,000	1,311,025
	DISH DBS Corp.
	4.625%, due 7/15/17	24,720,000	25,894,200
	5.125%, due 5/1/20	32,550,000	32,550,000
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	17,995,000	17,770,062
	7.75%, due 10/15/18	32,338,000	34,763,350
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	34,995,000	36,394,800
	Quebecor Media, Inc.
	5.75%, due 1/15/23	28,340,000	27,560,650
	7.75%, due 3/15/16	7,869,000	7,947,690
	Videotron, Ltd. 5.00%, due 7/15/22	12,525,000	12,274,500
			287,854,417
	Metal Fabricate & Hardware 1.3%
	A. M. Castle & Co. 12.75%, due 12/15/16	34,161,000	38,260,320
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	24,270,000	24,937,425
	8.75%, due 9/1/20	12,109,000	13,562,080
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	16,350,000	16,636,125
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	17,725,000	18,788,500
			112,184,450
	Mining 1.9%
	Hecla Mining Co. 6.875%, due 5/1/21	44,170,000	42,403,200
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	25,465,000	28,648,125
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	18,540,000	17,798,400
	7.00%, due 4/15/20 (a)	33,015,000	33,840,375
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	16,466,187
	8.75%, due 12/15/20	7,350,000	8,158,500
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	24,435,000	20,281,050
			167,595,837
	Miscellaneous - Manufacturing 1.9%
	Actuant Corp. 5.625%, due 6/15/22	9,720,000	9,817,200
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	34,517,000	36,156,557
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	18,030,000	18,976,575
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	25,440,000	27,157,200
	Koppers, Inc. 7.875%, due 12/1/19	12,155,000	13,127,400
	LSB Industries, Inc. 7.75%, due 8/1/19 (a)	11,900,000	12,614,000
	Polypore International, Inc. 7.50%, due 11/15/17	21,740,000	22,990,050
	SPX Corp. 6.875%, due 9/1/17	25,425,000	28,730,250
			169,569,232
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	20,952,000	22,471,020

	Oil & Gas 8.9%
	Antero Resources Finance Corp. 5.375%, due 11/1/21 (a)	17,180,000	17,308,850
	Approach Resources, Inc. 7.00%, due 6/15/21	3,000,000	3,030,000
	Berry Petroleum Co., LLC
	6.75%, due 11/1/20	1,690,000	1,761,825
	10.25%, due 6/1/14	9,915,000	10,138,088
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	7.625%, due 1/15/22	9,670,000	10,226,025
	9.375%, due 5/1/19	34,845,000	38,590,837
	9.625%, due 8/1/20	14,000,000	15,890,000
	Chesapeake Energy Corp. 6.50%, due 8/15/17	30,590,000	34,337,275
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19	33,565,000	35,243,250
	Comstock Resources, Inc.
	7.75%, due 4/1/19	10,327,000	10,998,255
	9.50%, due 6/15/20	13,700,000	15,481,000
	Concho Resources, Inc.
	5.50%, due 10/1/22	7,235,000	7,379,700
	5.50%, due 4/1/23	12,440,000	12,564,400
	6.50%, due 1/15/22	24,386,000	26,275,915
	7.00%, due 1/15/21	10,325,000	11,305,875
	Continental Resources, Inc.
	5.00%, due 9/15/22	19,275,000	19,877,344
	7.125%, due 4/1/21	8,775,000	9,915,750
	7.375%, due 10/1/20	15,775,000	17,746,875
	Frontier Oil Corp. 6.875%, due 11/15/18	8,390,000	8,977,300
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	23,890,000	24,546,975
	7.00%, due 11/1/19 (a)	13,250,000	13,448,750
	Murphy Oil USA, Inc. 6.00%, due 8/15/23 (a)	11,000,000	10,972,500
	Newfield Exploration Co.
	5.625%, due 7/1/24	17,210,000	17,210,000
	7.125%, due 5/15/18	13,020,000	13,534,290
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	11,600,000	12,354,000
	6.875%, due 3/15/22 (a)	15,660,000	16,599,600
	7.25%, due 2/1/19	18,840,000	20,158,800
	PDC Energy, Inc. 7.75%, due 10/15/22	14,500,000	15,623,750
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	7,865,000	8,417,910
	10.50%, due 8/1/14	3,478,000	3,478,000
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	63,915,000	66,950,962
	Range Resources Corp.
	5.00%, due 8/15/22	5,600,000	5,551,000
	5.00%, due 3/15/23	16,680,000	16,492,350
	8.00%, due 5/15/19	9,425,000	9,966,938
	Rex Energy Corp. 8.875%, due 12/1/20	36,200,000	39,820,000
	Rosetta Resources, Inc.
	5.625%, due 5/1/21	9,600,000	9,576,000
	5.875%, due 6/1/22	25,450,000	25,259,125
	SM Energy Co.
	5.00%, due 1/15/24 (a)	18,470,000	17,361,800
	6.50%, due 11/15/21	8,300,000	8,839,500
	6.50%, due 1/1/23	2,535,000	2,636,400
	6.625%, due 2/15/19	17,149,000	18,135,067
	Stone Energy Corp. 7.50%, due 11/15/22	37,095,000	39,135,225
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21 (a)	6,720,000	7,156,800
	W&T Offshore, Inc. 8.50%, due 6/15/19	27,760,000	29,703,200
	Whiting Petroleum Corp. 6.50%, due 10/1/18	12,970,000	13,731,987
	WPX Energy, Inc. 6.00%, due 1/15/22	18,240,000	18,148,800
			791,858,293
	Oil & Gas Services 1.1%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	30,255,000	31,616,475
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21 (a)	21,385,000	22,347,325
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	12,375,000	13,241,250
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	25,620,000	27,125,175
			94,330,225
	Packaging & Containers 1.1%
	AEP Industries, Inc. 8.25%, due 4/15/19	20,344,000	21,768,080
	Ball Corp. 5.00%, due 3/15/22	11,245,000	11,174,719
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	4,910,000	5,486,925
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (a)	26,145,000	26,798,625
	Silgan Holdings, Inc. 5.00%, due 4/1/20	17,270,000	17,054,125
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	16,207,000	18,557,015
			100,839,489
	Pharmaceuticals 2.1%
	Forest Laboratories, Inc.
	4.875%, due 2/15/21 (a)	9,780,000	9,743,325
	5.00%, due 12/15/21 (a)	17,580,000	17,492,100
	Grifols, Inc. 8.25%, due 2/1/18	36,155,000	38,595,462
	JLL / Delta Dutch Newco B.V. 7.50%, due 2/1/22 (a)	19,625,000	19,575,938
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	20,286,000	18,764,550
	Mylan, Inc. 7.875%, due 7/15/20 (a)	9,295,000	10,486,963
	NBTY, Inc. 9.00%, due 10/1/18	13,725,000	14,823,000
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (a)	7,105,000	7,353,675
	6.375%, due 10/15/20 (a)	22,784,000	24,321,920
	6.75%, due 10/1/17 (a)	3,947,000	4,198,621
	6.75%, due 8/15/18 (a)	6,530,000	7,158,513
	7.00%, due 10/1/20 (a)	2,548,000	2,745,470
	7.50%, due 7/15/21 (a)	11,700,000	13,030,875
			188,290,412
	Pipelines 1.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	7,284,000	7,757,460
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,169,334
	9.625%, due 11/1/21	10,349,000	14,243,360
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	22,864,000	23,950,040
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	13,010,219
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	16,000,000	16,080,000
	6.75%, due 11/1/20	21,170,000	23,022,375
	NuStar Logistics, L.P. 6.75%, due 2/1/21	13,145,000	13,605,075
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	16,531,000	17,378,214
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21 (a)	13,510,000	14,151,725
	8.375%, due 6/1/20	5,700,000	6,341,250
			152,709,052
	Real Estate 1.3%
	CBRE Services, Inc. 5.00%, due 3/15/23	31,662,000	30,276,787
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	12,210,000	13,431,000
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	20,500,000	21,371,250
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	31,500,000	31,263,750
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	17,200,000	17,372,000
			113,714,787
	Real Estate Investment Trusts 1.1%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	18,300,000	19,352,250
	Host Hotels & Resorts, L.P.
	Series C 4.75%, due 3/1/23	16,380,000	16,921,785
	5.25%, due 3/15/22	13,645,000	14,599,850
	6.00%, due 10/1/21	21,920,000	24,415,022
	Series Q 6.75%, due 6/1/16	6,835,000	6,910,055
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,430,750
	5.50%, due 2/1/21	10,615,000	10,774,225
			98,403,937
	Retail 3.8%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	3,795,000	4,146,038
	7.00%, due 5/20/22	9,697,000	10,545,488
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,904,187
	6.50%, due 5/20/21	4,828,000	5,153,890
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	44,365,000	50,021,537
	AutoNation, Inc. 6.75%, due 4/15/18	18,661,000	21,413,497
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	19,145,000	20,580,875
	Cash America International, Inc. 5.75%, due 5/15/18 (a)	23,100,000	21,771,750
	DineEquity, Inc. 9.50%, due 10/30/18	52,380,000	57,290,625
	L Brands, Inc.
	5.625%, due 2/15/22	3,545,000	3,598,175
	5.625%, due 10/15/23	8,645,000	8,655,806
	6.625%, due 4/1/21	13,980,000	15,255,675
	8.50%, due 6/15/19	3,395,000	4,099,463
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	26,025,000	26,805,750
	PVH Corp. 7.375%, due 5/15/20	10,230,000	11,150,700
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	14,460,000	15,924,075
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	13,640,000	13,844,600
	6.875%, due 11/15/19	9,595,000	10,554,500
	Sonic Automotive, Inc.
	5.00%, due 5/15/23	6,626,000	6,228,440
	7.00%, due 7/15/22	11,875,000	12,884,375
			333,829,446
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	10,605,000	11,413,631
	7.125%, due 3/15/21	6,905,000	7,612,763
			19,026,394
	Software 0.2%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	3,860,000	4,033,700
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (a)	15,215,000	15,747,525
	6.125%, due 9/15/23 (a)	2,400,000	2,502,000
			22,283,225
	Storage & Warehousing 1.0%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	45,100,000	48,820,750
	10.75%, due 10/15/19 (a)	30,040,000	32,368,100
	Mobile Mini, Inc. 7.875%, due 12/1/20	4,285,000	4,734,925
			85,923,775
	Telecommunications 7.7%
	Crown Castle International Corp.
	5.25%, due 1/15/23	48,655,000	48,229,269
	7.125%, due 11/1/19	21,153,000	22,633,710
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	12,507,000	12,288,127
	Frontier Communications Corp.
	8.25%, due 4/15/17	5,000,000	5,781,250
	9.25%, due 7/1/21	11,130,000	12,743,850
	GCI, Inc. 8.625%, due 11/15/19	16,511,000	17,584,215
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	18,430,000	20,042,625
	7.625%, due 6/15/21	20,475,000	23,239,125
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	948,000	981,180
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23 (a)	2,100,000	2,005,500
	7.25%, due 4/1/19	15,530,000	16,694,750
	7.25%, due 10/15/20	21,420,000	23,240,700
	7.50%, due 4/1/21	13,600,000	14,977,000
	MetroPCS Wireless, Inc.
	6.25%, due 4/1/21 (a)	20,085,000	20,863,294
	6.625%, due 4/1/23 (a)	45,925,000	47,647,187
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (a)	30,273,000	31,544,466
	8.75%, due 2/1/20 (a)	9,650,000	10,856,250
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	32,049,000	33,971,940
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20	27,640,000	28,745,600
	8.25%, due 8/15/19	9,721,000	10,401,470
	Sprint Capital Corp.
	6.875%, due 11/15/28	34,614,000	33,056,370
	6.90%, due 5/1/19	5,646,000	6,097,680
	Sprint Communications, Inc.
	9.125%, due 3/1/17	11,835,000	13,906,125
	9.25%, due 4/15/22	13,690,000	16,291,100
	Sprint Corp.
	7.125%, due 6/15/24 (a)	22,100,000	22,210,500
	7.875%, due 9/15/23 (a)	27,190,000	29,025,325
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22	10,515,000	10,751,588
	6.50%, due 1/15/24	25,460,000	26,001,025
	6.731%, due 4/28/22	53,075,000	55,728,750
	tw telecom holdings, Inc. 5.375%, due 10/1/22	23,135,000	22,903,650
	Virgin Media Finance PLC 8.375%, due 10/15/19	15,258,000	16,497,712
	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	22,517,000	22,861,938
	5.375%, due 4/15/21 (a)	4,965,000	4,977,413
			684,780,684
	Transportation 0.7%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (b)	5,318,504	5,464,763
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	51,149,000	53,373,981
			58,838,744
	Trucking & Leasing 0.7%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	15,865,000	17,292,850
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (a)	17,155,000	19,213,600
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	25,970,000	29,605,800
			66,112,250
	Vitamins & Nutrition Products 0.6%
	Alphabet Holding Co., Inc.
	7.75%, due 11/1/17 (b)	37,029,000	38,139,870
	7.75%, due 11/1/17 (a)(b)	17,100,000	17,613,000
			55,752,870
	Total Corporate Bonds (Cost $7,862,355,215)		8,171,552,486

	Loan Assignments 2.4% (h)
	Aerospace & Defense 0.0%‡
	DAE Aviation Holdings, Inc. 2nd Lien Term Loan (zero coupon), due 8/11/19	1,680,000	1,705,200

	Auto Manufacturers 0.3%
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	23,085,642	23,180,455

	Auto Parts & Equipment 0.8%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 12/31/14	71,055,750	72,476,865

	Distribution & Wholesale 0.1%
	Performance Food Group Co. 2nd Lien Term Loan 6.25%, due 11/14/19	9,452,500	9,547,025

	Diversified Financial Services 0.1%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,930,188	5,982,077

	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	8,456,349	8,463,393
	New 2nd Lien Term Loan 10.00%, due 10/2/19	14,640,000	13,322,400
	Four Seasons Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/27/20	5,985,000	5,999,962
	2nd Lien Term Loan 6.25%, due 12/28/20	3,500,000	3,578,750
			31,364,505

	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (c)(e)	17,041,524	16,977,619

	Miscellaneous - Manufacturing 0.4%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	33,843,289	34,245,177

	Pharmaceuticals 0.1%
	Patheon, Inc. Term Loan 7.253%, due 12/6/18	14,132,250	14,120,478

	Retail 0.1%
	Dunkin' Brands, Inc. Term Loan B3 3.75%, due 2/14/20	5,935,097	5,951,793

	Total Loan Assignments (Cost $212,364,704)		215,551,194

	Yankee Bonds 0.7% (i)
	Forest Products & Paper 0.5%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	38,630,000	42,299,850

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,812,335
	8.30%, due 4/15/26	5,395,000	6,195,542
			17,007,877
	Total Yankee Bonds (Cost $49,974,573)		59,307,727
	Total Long-Term Bonds (Cost $8,129,267,513)		8,453,100,568

	Shares	Value
Common Stocks 0.3%
Coal 0.0%‡
Upstate NY Power Producers (c)(d)(e)(g)	51,473	977,987

Entertainment 0.1%
Affinity Gaming LLC (c)(e)(g)	275,000	3,025,000

Lodging 0.0%‡
Majestic Star Casino LLC Membership Units (c)(d)(e)(g)	446,020	468,321

Metal Fabricate & Hardware 0.1%
Neenah Enterprises, Inc. (c)(d)(e)(g)	717,799	9,195,005

Mining 0.1%
Goldcorp, Inc.	429,710	10,695,482

Total Common Stocks (Cost $25,925,057)		24,361,795

Preferred Stock 0.1%
Savings & Loans 0.1%
GMAC Capital Trust I 8.125%	414,600	11,351,748

Total Preferred Stock (Cost $10,172,918)		11,351,748

	Number of Warrants	Value
Warrants 0.0%‡
Food 0.0%‡
ASG Corp. Expires 5/15/18 (c)(e)(g)	12,510	1,563,750

Media 0.0%‡
ION Media Networks, Inc.
Second Lien Expires 12/18/16 (c)(d)(e)(g)	1,141	431,618
Unsecured Debt Expires 12/18/16 (c)(d)(e)(g)	1,126	425,943
		857,561
Total Warrants (Cost $3,435)		2,421,311

	Principal Amount	Value
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $275,556,915 (Collateralized by Government Agency securities with rates between 2.00% and 5.50% and maturity dates between 11/7/22 and 8/15/28, with a Principal Amount of $304,795,000 and a Market Value of $281,070,361)	$275,556,915	275,556,915

Total Short-Term Investment (Cost $275,556,915)		275,556,915

Total Investments (Cost $8,440,925,838) (j)	98.5%	8,766,792,337
Other Assets, Less Liabilities	1.5	133,691,211
Net Assets	100.0%	$8,900,483,548

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Illiquid security - The total market value of these securities as of January 31, 2014, was $84,947,634, which represented 1.0% of the Fund's net assets.
(d)	Fair valued security – Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $55,211,265, which represented 0.6% of the Fund’s net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	As of January 31, 2014, cost was $8,436,959,542 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$400,439,363
Gross unrealized depreciation	(70,606,568)
Net unrealized appreciation	$329,832,795

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$—	$6,689,161	$6,689,161
Corporate Bonds (c)	—	8,134,529,256	37,023,230	8,171,552,486
Loan Assignments & Participations (d)	—	137,790,379	77,760,815	215,551,194
Yankee Bonds	—	59,307,727	—	59,307,727
Total Long-Term Bonds	—	8,331,627,362	121,473,206	8,453,100,568
Common Stocks (e)	13,720,482	—	10,641,313	24,361,795
Preferred Stock	11,351,748	—	—	11,351,748
Warrants (f)	1,563,750	—	857,561	2,421,311
Short-Term Investment
Repurchase Agreement	—	275,556,915	—	275,556,915
Total Investments in Securities	$26,635,980	$8,607,184,277	$132,972,080	$8,766,792,337

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $6,683,007 and $6,154 are held in Electric and Internet, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $389,256 and $36,633,974 are held in Commercial Services and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $1,705,200, $72,476,865 and $3,578,750 are held in Aerospace & Defense, Auto Parts & Equipment and Lodging, respectively, within Loan Assignments whose values were obtained from an independent pricing service which used a single broker quote to measure such values as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $977,987, $468,321 and $9,195,005 are held in Coal, Lodging and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $857,561 are held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, a security with a market value of $71,943,947 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for these securities from an independent pricing service as of October 31, 2013, utilized the average of multiple bid quotations.

As of January 31, 2014, securities with a value of $63,378,790 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of the securities obtained from an independent pricing service utilizing the average of multiple bid quotations as of January 31, 2014. The fair value obtained for these securities from an independent pricing service as of October 31, 2013, used a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2014
Long-Term Bonds
Convertible Bonds
Electric	$6,075,462	$-	$-	$194,248	$413,297	(a)	$-		$-	$-	$6,683,007	$194,248
Internet	6,154	-	-	-	-		-		-	-	6,154	-
Corporate Bonds
Commercial Services	389,256	-	-	-	-		-		-	-	389,256	-
Engineering and Construction	42,982,056	-	-	-	-		-		-	(42,982,056)	-	-
Entertainment	36,731,754	5,606	9,572	26,727	-		(139,685)		-	-	36,633,974	(5,606)
Loan Assignments
Aerospace & Defences	-	-	-	16,800	1,688,400		-		-	-	1,705,200	16,800
Auto Parts & Equipment	-	249,331	-	283,587	-		-		71,943,947	-	72,476,865	283,587
Finance - Other Services	14,522,250	36,946	714,120	(823,316)	-		(14,450,000	)(b)	-	-	-	-
Lodging	9,640,000	1,186	-	(9,936)	-		-		-	(6,052,500)	3,578,750	(9,936)
Pharmaceuticals	14,344,234	-	-	-	-		-		-	(14,344,234)	-	-
Common Stocks
Coal	977,987	-	-	-	-		-		-	-	977,987	-
Lodging	579,826	-	-	(111,505)	-		-		-	-	468,321	(111,505)
Metal, Fabricate & Hardware	9,195,005	-	-	-	-		-		-	-	9,195,005	-
Warrants
Media	23	-	-	857,538	-		-		-	-	857,561	857,538
Total	$135,444,007	$293,069	$723,692	$434,143	$2,101,697		$(14,589,685)		$71,943,947	$(63,378,790)	$132,972,080	$1,225,126

(a)	Purchases include securities received from a restructure.
(b)	Sales include principal reductions.

As of January 31, 2014, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost		1/31/14 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750		$3,025,000	0.1	%‡
ASG Corp.
Warrant Expires 5/15/18	4/30/10	12,510	-		1,563,750	0.0	‡
At Home Corp.
Convertible Bond 4.75%, due 12/15/49	5/29/01	$61,533,853	0	(a)	6,154	0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/16	12/20/10	1,141	-		431,618	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1,126	3,435		425,943	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040		468,321	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,757		9,195,005	0.1
Quebecor World, Inc. (Litigation Recovery Trust—Escrow Shares)
Corporate Bond 6.50%	1/23/08	46,000	-		6,762	0.0	‡
Corporate Bond 9.75%	9/4/09	26,020,000	-		382,794	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/12 -12/15/13	$4,546,264	4,573,021		6,683,007	0.1
Sterling Entertainment Enterprise LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000		36,312,500	0.4
Upstate NY Power Producers
Common Stock	5/11/99-2/28/11	51,473	875,042		977,987	0.0	‡
Total			$50,517,045		$59,478,841	0.7%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay Income Builder Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 42.7%†
	Asset-Backed Securities 1.2%
	Home Equity 1.1%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)	$97,536	$96,921
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.218%, due 10/25/36 (b)(c)	404,330	341,914
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)(b)	217,674	222,300
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)	50,950	51,806
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)(b)	163,925	162,708
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.228%, due 5/25/37 (b)(c)	1,040,918	774,463
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.776%, due 2/25/34 (a)	485,496	501,831
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)(b)	205,525	208,395
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)(b)	351,351	339,675
	GSAA Home Equity Trust Series 2006-14, Class A1 0.208%, due 9/25/36 (b)(c)	6,397,855	3,311,197
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.258%, due 4/25/37 (b)(c)	267,360	240,976
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.258%, due 3/25/47 (b)(c)	923,648	679,488
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.208%, due 11/25/36 (b)(c)	831,158	354,120
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.268%, due 3/25/37 (b)(c)	3,209,240	2,013,102
	RAMP Trust
	Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)(b)	99,524	102,811
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)(c)	53,783	53,973
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)(c)	74,789	76,633
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)(b)	96,707	100,722
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.268%, due 1/25/37 (b)(c)	1,352,533	823,552
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.268%, due 9/25/37 (b)(c)	879,605	449,638
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)(b)	108,971	112,680
			11,018,905
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.558%, due 5/25/29 (c)	930,916	862,239
	Total Asset-Backed Securities (Cost $13,316,819)		11,881,144

	Corporate Bonds 37.1%
	Aerospace & Defense 0.4%
	B/E Aerospace, Inc.
	5.25%, due 4/1/22	540,000	544,050
	6.875%, due 10/1/20	1,805,000	1,971,962
	TransDigm, Inc. 7.50%, due 7/15/21	1,600,000	1,732,000
			4,248,012
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	255,000	317,545

	Airlines 0.8%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	1,842,151	2,136,895
	7.875%, due 1/2/20	1,153,394	1,248,548
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,257,906	1,399,420
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,357,941	2,593,735
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18	770,135	874,104
			8,252,702
	Auto Manufacturers 0.7%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,100,000	2,354,625
	Ford Motor Co.
	6.625%, due 10/1/28	1,500,000	1,731,322
	7.45%, due 7/16/31	450,000	565,538
	8.90%, due 1/15/32	215,000	285,105
	Navistar International Corp. 8.25%, due 11/1/21	1,525,000	1,570,750
			6,507,340
	Auto Parts & Equipment 0.7%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	2,200,000	2,316,160
	Dana Holding Corp. 5.375%, due 9/15/21	2,280,000	2,291,400
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	625,000	666,406
	8.25%, due 8/15/20	1,200,000	1,333,440
			6,607,406
	Banks 3.7%
	AgriBank FCB 9.125%, due 7/15/19	300,000	388,391
	Ally Financial, Inc. 3.50%, due 1/27/19	3,250,000	3,209,375
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (d)	2,260,000	2,113,100
	Bank of America Corp.
	5.625%, due 7/1/20	1,200,000	1,369,036
	6.50%, due 8/1/16	135,000	151,855
	7.625%, due 6/1/19	1,015,000	1,256,861
	8.00%, due 7/29/49 (c)	1,500,000	1,659,495
	Bank of America NA 6.00%, due 10/15/36	990,000	1,143,431
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,985,000	2,126,431
	CIT Group, Inc.
	4.25%, due 8/15/17	100,000	103,750
	5.00%, due 5/15/17	1,745,000	1,858,425
	Citigroup, Inc.
	6.875%, due 6/1/25	1,715,000	2,061,969
	8.50%, due 5/22/19	85,000	109,387
	Discover Bank 8.70%, due 11/18/19	1,064,000	1,337,674
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	3,045,000	2,971,820
	HSBC Holdings PLC 5.10%, due 4/5/21	115,000	128,532
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (c)	3,300,000	3,650,460
	LBG Capital No.1 PLC 8.00%, due 12/29/49 (c)(d)	1,550,000	1,656,562
	Mellon Capital III 6.369%, due 9/5/66 (c)	£1,950,000	3,256,892
	Morgan Stanley
	4.875%, due 11/1/22	$1,125,000	1,168,666
	5.00%, due 11/24/25	2,535,000	2,571,922
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	800,000	926,296
	Wells Fargo & Co. 7.98%, due 3/29/49 (c)	1,200,000	1,353,000
			36,573,330
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (d)	1,350,000	1,358,571

	Building Materials 0.7%
	USG Corp.
	6.30%, due 11/15/16	4,695,000	5,035,387
	9.75%, due 1/15/18	1,330,000	1,582,700
			6,618,087
	Chemicals 0.9%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	1,605,000	1,663,788
	8.55%, due 5/15/19	225,000	289,498
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	1,735,000	1,800,062
	Huntsman International LLC 8.625%, due 3/15/21	2,900,000	3,269,750
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	1,525,000	1,547,875
			8,570,973
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	1,100,000	910,250
	6.25%, due 6/1/21	110,000	89,925
			1,000,175
	Commercial Services 0.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19	2,640,000	2,841,300
	Hertz Corp. (The)
	5.875%, due 10/15/20	450,000	465,750
	7.375%, due 1/15/21	2,700,000	2,936,250
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, (e)(f)(g)(h)	110,000	1,617
	Rent-A-Center, Inc. 4.75%, due 5/1/21	725,000	656,125
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,625,000	1,803,750
			8,704,792
	Computers 0.5%
	NCR Corp. 5.00%, due 7/15/22	2,730,000	2,661,750
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,100,000	1,152,250
	7.375%, due 11/15/18	700,000	742,000
	7.625%, due 11/15/20	200,000	219,750
			4,775,750
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,850,000	1,942,500

	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	200,000	229,991
	GE Capital Trust II 5.50%, due 9/15/67 (c)	€2,240,000	3,210,059
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (c)	£760,000	1,351,191
			4,791,241
	Electric 0.6%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$2,200,000	2,084,500
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)	1,130,000	1,245,002
	Puget Energy, Inc. 5.625%, due 7/15/22	815,000	911,865
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (c)	1,554,717	1,593,585
			5,834,952
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	1,760,000	1,658,800

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (d)	1,935,000	2,113,988

	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,800,000	1,842,858
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	350,000	399,024
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (d)	325,000	327,438
			2,569,320
	Finance - Consumer Loans 0.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (c)	2,400,000	2,478,000
	SLM Corp. 6.25%, due 1/25/16	1,700,000	1,827,500
	Springleaf Finance Corp. 7.75%, due 10/1/21	1,765,000	1,910,612
			6,216,112
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (c)	1,600,000	1,722,000
	Discover Financial Services 3.85%, due 11/21/22	1,491,000	1,442,674
			3,164,674
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	722,000	748,713
	6.45%, due 6/8/27	1,000,000	1,060,973
			1,809,686
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	1,200,000	1,326,292

	Finance - Other Services 0.3%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (d)	320,000	317,200
	6.00%, due 8/1/20 (d)	2,110,000	2,186,488
			2,503,688
	Food 1.4%
	ARAMARK Corp. 5.75%, due 3/15/20 (d)	2,500,000	2,593,750
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,640,000	1,645,896
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	675,000	712,125
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	480,000	520,200
	Kerry Group Financial Services 3.20%, due 4/9/23 (d)	2,899,000	2,708,234
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	2,500,000	2,431,250
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	575,000	605,188
	7.75%, due 7/1/17	925,000	1,069,531
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,700,000	901,000
			13,187,174
	Health Care - Products 0.4%
	Alere, Inc. 7.25%, due 7/1/18	1,850,000	2,025,750
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	1,300,000	1,495,000
			3,520,750
	Health Care - Services 1.0%
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	1,580,000	1,668,875
	5.125%, due 8/1/21	195,000	196,219
	CIGNA Corp. 4.375%, due 12/15/20	270,000	291,699
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (d)	1,985,000	2,109,062
	HCA, Inc. 8.00%, due 10/1/18	1,825,000	2,162,625
	Tenet Healthcare Corp. 6.00%, due 10/1/20 (d)	2,750,000	2,894,375
			9,322,855
	Holding Company - Diversified 0.0%‡
	Hutchison Whampoa International, Ltd. 7.625%, due 4/9/19 (d)	215,000	262,269

	Home Builders 1.5%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23	1,875,000	1,903,125
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	5,435,000	5,883,387
	MDC Holdings, Inc. 5.625%, due 2/1/20	2,750,000	2,887,500
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,575,000	1,732,500
	Standard Pacific Corp. 8.375%, due 5/15/18	2,000,000	2,345,000
			14,751,512
	Household Products & Wares 0.2%
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	2,000,000	2,045,000
	9.875%, due 8/15/19	260,000	287,300
			2,332,300
	Insurance 3.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (c)	3,790,000	3,951,075
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (c)	€1,300,000	1,747,173
	Series A2 5.75%, due 3/15/67 (c)	£1,100,000	1,799,248
	Chubb Corp. (The) 6.375%, due 3/29/67 (c)	$1,660,000	1,830,150
	Genworth Holdings, Inc. 7.625%, due 9/24/21	1,915,000	2,306,798
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,100,000	4,830,714
	Hartford Life, Inc. 7.65%, due 6/15/27	355,000	438,931
	ING U.S., Inc. 5.50%, due 7/15/22	2,800,000	3,103,531
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (d)	250,000	248,163
	6.50%, due 3/15/35 (d)	220,000	248,625
	7.80%, due 3/7/87 (d)	1,760,000	1,892,000
	10.75%, due 6/15/88 (c)(d)	750,000	1,125,000
	Oil Insurance, Ltd. 3.229%, due 12/29/49 (c)(d)	1,320,000	1,192,616
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (d)	2,575,000	3,348,594
	Progressive Corp. (The) 6.70%, due 6/15/67 (c)	3,700,000	4,005,250
	Protective Life Corp. 8.45%, due 10/15/39	485,000	649,563
	Prudential Financial, Inc. 5.625%, due 6/15/43 (c)	1,760,000	1,760,352
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (c)(d)	1,350,000	1,444,500
	XL Group PLC 6.50%, due 12/29/49 (c)	2,120,000	2,077,600
			37,999,883
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (d)	2,300,000	2,570,751

	Iron & Steel 0.7%
	AK Steel Corp. 8.75%, due 12/1/18	1,900,000	2,142,250
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	745,000	741,312
	5.90%, due 3/15/20	1,085,000	1,096,732
	United States Steel Corp. 7.375%, due 4/1/20	1,500,000	1,620,000
	Vale S.A. 5.625%, due 9/11/42	1,545,000	1,365,919
			6,966,213
	Lodging 1.7%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	2,705,000	2,622,813
¤	MGM Resorts International
	6.75%, due 10/1/20	8,531,000	9,192,153
	8.625%, due 2/1/19	80,000	94,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	265,000	309,979
	7.15%, due 12/1/19	1,900,000	2,291,563
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	1,500,000	1,668,750
			16,179,458
	Media 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	1,555,000	1,512,237
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	100,000	90,000
	6.875%, due 6/15/18	475,000	415,625
	9.00%, due 3/1/21	1,225,000	1,237,250
	DISH DBS Corp. 7.125%, due 2/1/16	1,400,000	1,540,000
	NBC Universal Media LLC 5.15%, due 4/30/20	160,000	181,306
	Time Warner Cable, Inc.
	8.25%, due 2/14/14	340,000	340,648
	8.75%, due 2/14/19	800,000	961,874
	Time Warner, Inc. 7.70%, due 5/1/32	300,000	397,269
			6,676,209
	Mining 0.8%
	Aleris International, Inc. 7.875%, due 11/1/20	1,900,000	2,004,500
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	250,000	319,425
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (d)	2,000,000	2,202,500
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,300,000	1,706,184
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,690,000	1,690,000
			7,922,609
	Miscellaneous - Manufacturing 0.4%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	3,500,000	3,666,250
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (d)	300,000	359,931
			4,026,181
	Office & Business Equipment 0.0%‡
	Xerox Corp. 4.25%, due 2/15/15	300,000	310,353

	Oil & Gas 3.3%
	Berry Petroleum Co. 6.375%, due 9/15/22	1,490,000	1,516,075
	Chesapeake Energy Corp. 6.625%, due 8/15/20	2,350,000	2,620,250
	Denbury Resources, Inc. 6.375%, due 8/15/21	2,550,000	2,709,375
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,825,000	1,885,322
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,850,000	2,127,500
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (d)	1,460,000	1,388,825
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	6,190,000	6,685,200
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	2,610,000	2,299,830
	Plains Exploration & Production Co. 6.125%, due 6/15/19	1,700,000	1,861,500
	Precision Drilling Corp.
	6.50%, due 12/15/21	1,495,000	1,588,437
	6.625%, due 11/15/20	635,000	674,688
	Rosneft Finance S.A. 7.25%, due 2/2/20 (d)	1,270,000	1,422,400
	Samson Investment Co. 10.50%, due 2/15/20 (d)	1,820,000	2,002,000
	SM Energy Co. 5.00%, due 1/15/24 (d)	1,970,000	1,851,800
	Swift Energy Co. 7.875%, due 3/1/22	1,875,000	1,912,500
			32,545,702
	Oil & Gas Services 0.6%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	2,520,000	2,646,000
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	1,300,000	1,264,250
	5.875%, due 4/1/20	1,700,000	1,755,250
			5,665,500
	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (d)	1,500,000	1,670,625

	Pipelines 2.4%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	2,745,000	2,690,100
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	1,850,000	1,937,875
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	1,455,000	1,521,424
	7.60%, due 2/1/24	650,000	793,956
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (d)	2,930,000	2,905,968
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	5.50%, due 2/15/23	1,975,000	1,984,875
	6.25%, due 6/15/22	91,000	97,598
	ONEOK, Inc. 6.00%, due 6/15/35	350,000	340,769
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,265,000	1,353,550
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,740,000	1,835,940
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)	2,165,000	1,956,619
	5.25%, due 5/1/23	4,240,000	4,102,200
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,900,000	1,708,805
			23,229,679
	Real Estate Investment Trusts 0.0%‡
	Health Care REIT, Inc. 4.70%, due 9/15/17	290,000	318,201

	Retail 0.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	740,000	808,450
	7.00%, due 5/20/22	1,400,000	1,522,500
	Brinker International, Inc. 2.60%, due 5/15/18	1,885,000	1,891,296
	CVS Caremark Corp. 5.789%, due 1/10/26 (d)(f)	236,805	264,105
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,750,000	1,783,801
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23	314,000	394,149
			6,664,301
	Semiconductors 0.1%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)	400,000	397,000
	6.00%, due 1/15/22 (d)	1,000,000	1,040,000
			1,437,000
	Software 0.6%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,485,000	1,611,614
	First Data Corp.
	7.375%, due 6/15/19 (d)	2,535,000	2,706,113
	8.875%, due 8/15/20 (d)	1,635,000	1,798,500
			6,116,227
	Telecommunications 2.6%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,140,000	2,132,193
	Comcel Trust Co. 6.875%, due 2/6/24 (d)	1,000,000	995,630
	CommScope, Inc. 8.25%, due 1/15/19 (d)	2,556,000	2,776,455
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,500,000	1,576,910
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	1,100,000	1,196,250
	7.625%, due 6/15/21	1,200,000	1,362,000
	SBA Tower Trust 4.254%, due 4/15/40 (d)	2,650,000	2,680,984
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,900,000	1,866,750
	Sprint Corp. 7.25%, due 9/15/21 (d)	1,300,000	1,400,750
	T-Mobile USA, Inc. 6.125%, due 1/15/22	3,515,000	3,594,087
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	2,552,000	2,566,021
	5.462%, due 2/16/21	395,000	427,924
	Verizon Communications, Inc. 5.15%, due 9/15/23	2,325,000	2,527,663
			25,103,617
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	2,130,000	2,268,450
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)	375,000	398,437
	PHI, Inc. 8.625%, due 10/15/18	1,475,000	1,587,469
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (d)	1,750,000	1,513,750
			5,768,106
	Total Corporate Bonds (Cost $347,831,117)		362,013,411

	Foreign Bonds 0.7%
	Banks 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£1,186,000	2,560,493

	Diversified Financial Services 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (c)	€1,700,000	2,321,449

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (c)	1,250,000	1,791,242

	Total Foreign Bonds (Cost $5,725,856)		6,673,184

	Foreign Government Bond 0.1%
	Portugal 0.1%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	1,000,000	1,356,929

	Total Foreign Government Bond (Cost $1,156,174)		1,356,929

	Loan Assignments 1.4% (i)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	$2,000,000	2,008,500

	Auto Parts & Equipment 0.2%
	Allison Transmission, Inc.
	Term Loan B2 3.16%, due 8/7/17	594,521	595,264
	New Term Loan B3 3.75%, due 8/23/19	1,784,567	1,788,472
			2,383,736
	Entertainment 0.3%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	2,500,000	2,508,928

	Media 0.4%
	Clear Channel Communications, Inc. Term Loan D 6.91%, due 1/30/19	1,966,831	1,907,124
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	1,500,000	1,503,188
			3,410,312
	Mining 0.1%
	FMG Resources August 2006 Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	1,086,278	1,098,159

	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. Term Loan E 4.50%, due 8/5/20	1,736,875	1,753,158

	Total Loan Assignments (Cost $12,995,694)		13,162,793

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.635%, due 4/10/49 (j)	400,000	444,445
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.388%, due 12/25/36 (c)(d)(e)	248,163	211,263
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW12, Class AAB 5.685%, due 9/11/38 (j)	59,633	59,655
	Series 2007-PW16, Class A4 5.706%, due 6/11/40 (j)	400,000	449,828
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.136%, due 12/10/49 (j)	200,000	226,902
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.219%, due 7/15/44 (j)	1,000,000	1,068,521
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AAB 5.291%, due 12/10/46	120,663	122,550
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	860,000	971,745
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	520,963
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	93,630	94,103
	Series 2007-LD12, Class A3 5.922%, due 2/15/51 (j)	282,139	284,588
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	549,149
	Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.857%, due 8/12/49 (j)	368,177	373,067
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	332,031	344,727
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	500,000	550,004
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (d)	280,000	305,543
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	546,413
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.064%, due 11/25/36 (j)	666,201	580,726
			7,704,192
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.60%, due 2/25/42 (c)(d)(e)(f)	599,674	451,019

	Total Mortgage-Backed Securities (Cost $7,573,485)		8,155,211

	U.S. Government & Federal Agencies 1.1%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16	9,578	9,984
	6.50%, due 2/1/27	117	131
	6.50%, due 5/1/29	30,957	34,569
	6.50%, due 6/1/29	12,938	14,448
	6.50%, due 7/1/29	58,457	65,650
	6.50%, due 8/1/29	13,337	14,893
	6.50%, due 9/1/29	1,543	1,720
	6.50%, due 6/1/32	6,042	6,734
	6.50%, due 1/1/37	5,885	6,564
	7.00%, due 3/1/26	186	193
	7.00%, due 9/1/26	8,326	9,391
	7.00%, due 7/1/32	23,118	26,700
	7.50%, due 1/1/16	910	941
	7.50%, due 5/1/32	8,832	10,088
			202,006
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20	4,309	4,614
	4.50%, due 3/1/21	13,372	14,332
	6.00%, due 4/1/19	1,680	1,858
	7.00%, due 10/1/37	1,613	1,806
	7.00%, due 11/1/37	26,670	31,538
	7.50%, due 10/1/15	7,994	8,257
			62,405
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37	7,500	8,237
	5.50%, due 9/15/35	28,489	31,699
	6.50%, due 4/15/29	41	46
	6.50%, due 5/15/29	173	195
	6.50%, due 8/15/29	27	30
	6.50%, due 10/15/31	4,764	5,551
	7.00%, due 9/15/23	905	930
	7.00%, due 7/15/25	1,649	1,654
	7.00%, due 12/15/25	4,171	4,261
	7.00%, due 11/15/27	13,321	14,949
	7.00%, due 12/15/27	58,558	65,994
	7.00%, due 6/15/28	4,478	4,643
	7.50%, due 6/15/26	468	529
	7.50%, due 10/15/30	27,400	31,234
	8.00%, due 9/15/26	143	145
	8.00%, due 10/15/26	8,514	9,619
	8.50%, due 11/15/26	22,054	22,644
			202,360
	United States Treasury Bonds 0.9%
	2.875%, due 5/15/43	9,320,000	8,026,850
	4.375%, due 5/15/40	415,000	474,721
			8,501,571
	United States Treasury Notes 0.2%
	0.25%, due 12/15/15	1,435,000	1,433,598
	1.25%, due 3/15/14	235,000	235,284
	1.375%, due 6/30/18	95,000	95,245
			1,764,127
	Total U.S. Government & Federal Agencies (Cost $10,627,490)		10,732,469

	Yankee Bonds 0.3% (k)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	1,530,000	1,575,072

	Insurance 0.1%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	965,000	1,319,104

	Total Yankee Bonds (Cost $2,830,094)		2,894,176
	Total Long-Term Bonds (Cost $402,056,729)		416,869,317

		Shares
	Common Stocks 50.1%
	Aerospace & Defense 1.6%
	BAE Systems PLC	1,114,160	7,859,250
	Lockheed Martin Corp.	52,850	7,975,594
			15,834,844
	Agriculture 4.2%
	Altria Group, Inc.	234,448	8,257,258
	British American Tobacco PLC	67,327	3,227,393
¤	Imperial Tobacco Group PLC	242,740	8,870,658
	Lorillard, Inc.	163,300	8,037,626
	Philip Morris International, Inc.	64,263	5,021,511
	Reynolds American, Inc.	148,150	7,185,275
			40,599,721
	Auto Manufacturers 0.9%
	Daimler A.G., Registered Shares	82,720	6,931,498
	Ford Motor Co.	125,000	1,870,000
			8,801,498
	Banks 1.5%
	Citigroup, Inc.	41,000	1,944,630
	Commonwealth Bank of Australia	39,870	2,590,051
	Svenska Handelsbanken AB Class A	59,270	2,819,021
	Wells Fargo & Co.	86,280	3,911,935
	Westpac Banking Corp.	118,776	3,208,839
			14,474,476
	Beverages 1.0%
	Anheuser-Busch InBev N.V.	28,447	2,725,937
	Coca-Cola Co. (The)	58,580	2,215,496
	Diageo PLC, Sponsored ADR	19,170	2,301,358
	PepsiCo., Inc.	31,490	2,530,536
			9,773,327
	Building Materials 0.1%
	U.S. Concrete, Inc. (e)(g)	38,221	866,088

	Chemicals 2.6%
	BASF S.E.	67,554	7,245,982
	Dow Chemical Co. (The)	102,660	4,672,057
	E.I. du Pont de Nemours & Co.	47,426	2,893,460
	Potash Corporation of Saskatchewan, Inc.	118,285	3,704,686
	Yara International ASA	161,350	6,657,106
			25,173,291
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	40,320	3,088,512
	R.R. Donnelley & Sons Co.	229,440	4,237,757
			7,326,269
	Computers 0.4%
	Apple, Inc.	7,830	3,919,698

	Electric 6.4%
	Ameren Corp.	163,290	6,178,894
	Dominion Resources, Inc.	41,960	2,849,504
	Duke Energy Corp.	116,163	8,203,431
	Electricite de France S.A.	213,360	7,257,270
	Integrys Energy Group, Inc.	54,280	2,949,575
	PPL Corp.	244,590	7,477,116
	Southern Co.	159,745	6,587,884
	SSE PLC	330,470	7,100,398
	TECO Energy, Inc.	351,525	5,757,979
	Terna S.p.A.	1,684,240	8,182,064
			62,544,115
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	56,893	3,751,524

	Electronics 0.3%
	Honeywell International, Inc.	34,630	3,159,295

	Engineering & Construction 0.9%
¤	Vinci S.A.	140,565	9,206,950

	Entertainment 0.4%
	Regal Entertainment Group Class A	196,760	3,836,820

	Environmental Controls 0.3%
	Waste Management, Inc.	66,370	2,772,938

	Finance - Other Services 0.6%
	CME Group, Inc.	73,950	5,528,502

	Food 0.6%
	Nestle S.A. Registered	41,765	3,031,089
	WM Morrison Supermarkets PLC	599,950	2,366,031
			5,397,120
	Food Services 0.3%
	Compass Group PLC	187,060	2,799,857

	Gas 1.4%
	Centrica PLC	943,210	4,825,286
¤	National Grid PLC	690,080	8,950,586
			13,775,872
	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	45,895	5,019,536

	Insurance 1.6%
	Arthur J. Gallagher & Co.	63,990	2,958,258
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	32,670	6,748,097
	SCOR SE	172,250	5,589,463
			15,295,818
	Investment Company 0.0%‡
	BGP Holdings PLC (e)(f)(g)	20,068	3

	Machinery - Diversified 0.3%
	Deere & Co.	29,840	2,565,046

	Media 1.5%
	Comcast Corp. Class A	66,850	3,499,597
	Dex Media, Inc. (g)	464	2,812
	Pearson PLC	241,060	4,406,614
	Shaw Communications, Inc.	189,570	4,182,029
	Time Warner, Inc.	44,590	2,801,590
			14,892,642
	Mining 0.4%
	BHP Billiton, Ltd.	110,020	3,521,107

	Miscellaneous - Manufacturing 0.4%
	Orkla ASA	544,540	4,228,839

	Oil & Gas 2.9%
	ConocoPhillips	68,520	4,450,374
	Diamond Offshore Drilling, Inc.	86,050	4,176,867
	Royal Dutch Shell PLC, ADR	109,300	7,552,630
	Statoil ASA	165,490	3,917,485
¤	Total S.A.	151,928	8,675,687
			28,773,043
	Pharmaceuticals 4.1%
	AbbVie, Inc.	75,860	3,734,588
¤	AstraZeneca PLC, Sponsored ADR	159,530	10,130,155
	GlaxoSmithKline PLC	286,110	7,356,053
	Johnson & Johnson	32,027	2,833,429
	Merck & Co., Inc.	71,349	3,779,357
	Novartis A.G.	64,720	5,125,347
	Roche Holding A.G., Genusscheine	13,325	3,663,952
	Sanofi	38,680	3,797,808
			40,420,689
	Pipelines 1.8%
	Enterprise Products Partners, L.P.	60,240	3,998,731
	Kinder Morgan Energy Partners, L.P.	84,600	6,724,008
	MarkWest Energy Partners, L.P.	50,270	3,528,452
	Targa Resources Partners, L.P.	58,820	3,088,638
			17,339,829
	Real Estate Investment Trusts 1.3%
	Corrections Corporation of America	149,805	5,028,954
	Health Care REIT, Inc.	134,640	7,798,349
			12,827,303
	Retail 0.3%
	McDonald's Corp.	33,692	3,172,776

	Semiconductors 0.8%
	KLA-Tencor Corp.	63,760	3,919,327
	Microchip Technology, Inc.	84,360	3,784,390
			7,703,717
	Software 0.3%
	Microsoft Corp.	82,473	3,121,603

	Telecommunications 7.4%
	AT&T, Inc.	168,547	5,615,986
¤	BCE, Inc.	208,800	8,766,319
	CenturyLink, Inc.	207,661	5,993,097
¤	Deutsche Telekom A.G.	538,580	8,716,591
	Philippine Long Distance Telephone Co., Sponsored ADR	47,880	2,852,690
	Rogers Communications, Inc. Class B	83,940	3,530,944
¤	Swisscom A.G.	16,560	9,108,776
	Telstra Corp., Ltd.	1,503,590	6,763,557
	Verizon Communications, Inc.	119,254	5,726,577
	Vivendi S.A.	203,623	5,476,047
¤	Vodafone Group PLC	2,692,207	10,026,459
			72,577,043
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	121,610	4,601,722

	Transportation 0.3%
	Deutsche Post A.G. Registered	85,240	2,951,104

	Water 1.1%
	Severn Trent PLC	121,840	3,459,053
	United Utilities Group PLC	601,920	7,084,788
			10,543,841
	Total Common Stocks (Cost $404,642,015)		489,097,866

		Number of Warrants
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/16 (e)(f)(g)(h)	6	2,270
	Unsecured Debt Expires 12/18/16 (e)(f)(g)(h)	6	2,270
	Total Warrants (Cost $21)		4,540

		Principal Amount
	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $51,958,333 (Collateralized by a Federal National Mortgage Association security with rates between 2.12% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $56,820,000 and a Market Value of $53,001,588)	$51,958,333	51,958,333
	Total Short-Term Investment (Cost $51,958,333)		51,958,333
	Total Investments (Cost $858,657,098) (n)	98.1%	957,930,056
	Other Assets, Less Liabilities	1.9	18,374,014
	Net Assets	100.0%	$976,304,070

		Contracts Long	Unrealized Appreciation (Depreciation)(l)
	Futures Contracts (0.2%)
	Standard & Poor's 500 Index Mini March 2014 (m)	2,045	$(2,039,172)
	Total Futures Contracts Long (Notional Amount $181,657,350)		(2,039,172)

		Contracts Short
	United States Treasury Notes March 2014 (2 Year) (m)	(745)	(81,603)
	United States Treasury Notes March 2014 (5 Year) (m)	(1,102)	(248,120)
	Total Futures Contracts Short (Notional Amount $296,980,079)		(329,723)
	Total Futures Contracts (Notional Amount $115,322,729)		$(2,368,895)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of January 31, 2014 was $10,368,347, which represented 1.1% of the Fund's net assets.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - The total market value of these securities as of January 31, 2014, was $1,534,530, which represented 0.2% of the Fund's net assets.
(f)	Fair valued security – Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $721,284, which represented 0.1% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Restricted security.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(j)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(k)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(m)	As of January 31, 2014, cash in the amount of $10,022,675 was on deposit with a broker for futures transactions.
(n)	As of January 31, 2014, cost was $858,900,018 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$112,424,197
Gross unrealized depreciation	(13,394,159)
Net unrealized appreciation	$99,030,038

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
£	—British Pound Sterling
€	—Euro

As of January 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/20/14	JPMorgan Chase Bank	EUR	48,516,000	USD	66,570,502	USD	1,136,719
Pound Sterling vs. U.S. Dollar	2/20/14	JPMorgan Chase Bank	GBP	27,949,000		45,515,817		(424,077)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	712,642

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,881,144	$—	$11,881,144
Corporate Bonds (b)	—	361,747,689	265,722	362,013,411
Foreign Bonds	—	6,673,184	—	6,673,184
Foreign Government Bond	—	1,356,929	—	1,356,929
Loan Assignments (c)	—	12,567,529	595,264	13,162,793
Mortgage-Backed Securities (d)	—	7,704,192	451,019	8,155,211
U.S. Government & Federal Agencies	—	10,732,469	—	10,732,469
Yankee Bonds	—	2,894,176	—	2,894,176
Total Long-Term Bonds	—	415,557,312	1,312,005	416,869,317
Common Stocks (e)	489,097,863	—	3	489,097,866
Warrants (f)	—	—	4,540	4,540
Short-Term Investment
Repurchase Agreement	—	51,958,333	—	51,958,333
Total Investments in Securities	489,097,863	467,515,645	1,316,548	957,930,056
Other Financial Instruments
Foreign Currency Forward Contract (g)	—	1,136,719	—	1,136,719
Total Investments in Securities and Other Financial Instruments	$489,097,863	$468,652,364	$1,316,548	$959,066,775

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (g)	$—	$(424,077)	$—	$(424,077)
Futures Contracts Long (g)	(2,039,172)	—	—	(2,039,172)
Futures Contracts Short (g)	(329,723)	—	—	(329,723)
Total Other Financial Instruments	$(2,368,895)	$(424,077)	$—	$(2,792,972)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,617 and $264,105 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	Includes $595,264 of a level 3 security held in Auto Parts & Equipment which represents a Loan Assignment whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $451,019 was held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(e)	The Level 3 security valued at $3 was held in Investment Company within the Common Stocks section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $4,540 were held in Media within the Warrants section of the Portfolio of Investments.

(g)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,617		$-	$-	$-	$-	$-	$-	$-	$1,617	$-
Retail	264,033		(65)	(65)	3,739	-	(3,537)	-	-	264,105	4,023
Loan Assignments
Auto Parts & Equipment	2,675,828		1,879	4,110	(36,690)	-	(2,049,863)	-	-	595,264	(27,455)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	465,776		-	-	23,632	-	(38,389)	-	-	451,019	13,267
Common Stocks
Investment Company	3		-	-	-	-	-	-	-	3	-
Warrants
Media	0	(a)	-	-	4,540	-	-	-	-	4,540	4,540
Total	$3,407,257		$1,814	$4,045	$(4,779)	$-	$(2,091,789)	$-	$-	$1,316,548	$(5,625)

(a) Less than one dollar.

As of January 31, 2014, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Number of Warrants/Shares	Cost	1/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/16	12/20/10	6	$—	$2,270	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	6	21	2,270	0.0	‡
Quebecor World, Inc. (Litigation Recovery Trust -
Escrow Shares) Corporate Bond, 9.75%	9/4/09	110,000	—	1,617	0.0	‡
Total			$21	$6,157	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Brazil 2.0%
	Cielo S.A. (IT Services)	233,580	$6,217,830

	China 2.8%
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,685,200	4,352,026
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	129,676	4,543,847
			8,895,873
	Denmark 4.4%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	76,804	5,762,660
	FLSmidth & Co. A/S (Construction & Engineering)	153,200	8,163,430
			13,926,090
	France 6.8%
	Bureau Veritas S.A. (Professional Services)	244,920	6,373,592
	Essilor International S.A. (Health Care Equipment & Supplies)	82,425	8,285,244
	Technip S.A. (Energy Equipment & Services)	80,193	6,840,883
			21,499,719
	Germany 16.2%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	104,883	11,725,259
	Brenntag A.G. (Trading Companies & Distributors)	41,576	7,177,412
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	130,316	9,174,522
¤	Linde A.G. (Chemicals)	59,230	11,223,628
	United Internet A.G. (Internet Software & Services)	151,628	6,629,910
	Wirecard A.G. (IT Services)	129,615	5,676,135
			51,606,866
	Hong Kong 1.8%
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	2,109,600	5,842,036

	India 2.6%
	Genpact, Ltd. (IT Services) (a)	202,995	3,444,825
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	366,324	4,713,012
			8,157,837
	Indonesia 0.9%
	Media Nusantara Citra Tbk PT (Media)	15,740,348	2,881,219

	Ireland 5.2%
	ICON PLC (Life Sciences Tools & Services) (a)	105,404	4,428,022
¤	Shire PLC (Pharmaceuticals)	242,922	12,151,891
			16,579,913
	Israel 3.7%
	Check Point Software Technologies, Ltd. (Software) (a)	122,154	7,992,536
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	81,484	3,636,631
			11,629,167
	Italy 1.8%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	128,016	5,749,415

	Japan 5.2%
	Avex Group Holdings, Inc. (Media)	324,700	7,468,386
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	56,000	5,338,554
	Sysmex Corp. (Health Care Equipment & Supplies)	67,100	3,736,899
			16,543,839
	Spain 4.8%
¤	Grifols S.A. (Biotechnology)	297,497	15,425,443

	Sweden 4.6%
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	307,473	14,624,139

	Switzerland 3.9%
	DKSH Holding A.G. (Professional Services)	45,899	3,126,083
	Syngenta A.G. (Chemicals)	26,336	9,327,182
			12,453,265
	Thailand 1.9%
	Kasikornbank PCL (Commercial Banks)	1,182,700	6,090,851

	United Kingdom 25.8%
¤	Aggreko PLC (Commercial Services & Supplies)	387,634	9,851,592
¤	Experian PLC (Professional Services)	614,462	10,505,178
¤	Intertek Group PLC (Professional Services)	221,245	10,300,107
¤	Johnson Matthey PLC (Chemicals)	229,536	12,191,659
	Petrofac, Ltd. (Energy Equipment & Services)	449,584	8,536,265
¤	SABMiller PLC (Beverages)	251,850	11,344,035
	Standard Chartered PLC (Commercial Banks)	482,452	9,834,467
	Telecity Group PLC (Internet Software & Services)	315,240	3,705,292
	Whitbread PLC (Hotels, Restaurants & Leisure)	95,451	5,885,761
			82,154,356
	United States 2.8%
	Accenture PLC Class A (IT Services)	45,193	3,610,017
	ResMed, Inc. (Health Care Equipment & Supplies)	125,105	5,455,829
			9,065,846
	Total Common Stocks (Cost $260,256,056)		309,343,704

	Principal Amount	Value
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
United States 2.2%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $7,008,421 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $7,660,000 and a Market Value of $7,150,863) (Capital Markets)	$7,008,421	7,008,421

Total Short-Term Investment (Cost $7,008,421)		7,008,421

Total Investments (Cost $267,264,477) (b)	99.4%	316,352,125
Other Assets, Less Liabilities	0.6	1,823,931

Net Assets	100.0%	$318,176,056

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $267,788,603 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$63,826,126
Gross unrealized depreciation	(15,262,604)
Net unrealized appreciation	$48,563,522

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$309,343,704	$—	$—	$309,343,704
Short-Term Investment
Repurchase Agreement	—	7,008,421	—	7,008,421
Total Investments in Securities	$309,343,704	$7,008,421	$—	$316,352,125

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Aerospace & Defense 3.1%
	Precision Castparts Corp.	1,343,000	$342,129,250
	United Technologies Corp.	2,212,700	252,292,054
			594,421,304
	Airlines 0.8%
	Delta Air Lines, Inc.	4,987,700	152,673,497

	Auto Components 1.2%
	BorgWarner, Inc.	4,283,400	230,018,580

	Automobiles 0.1%
	Tesla Motors, Inc. (a)	118,600	21,515,226

	Biotechnology 12.2%
	Alexion Pharmaceuticals, Inc. (a)	1,996,500	316,904,445
	Amgen, Inc.	3,310,600	393,795,870
¤	Biogen Idec, Inc. (a)	1,585,300	495,628,192
¤	Celgene Corp. (a)	3,738,800	568,035,884
	Gilead Sciences, Inc. (a)	5,444,900	439,131,185
	Incyte Corp., Ltd. (a)	2,448,400	160,419,168
			2,373,914,744
	Capital Markets 3.8%
	BlackRock, Inc.	1,131,300	339,921,711
	Charles Schwab Corp. (The)	7,166,800	177,879,976
	Morgan Stanley	7,694,800	227,073,548
			744,875,235
	Chemicals 4.0%
	Ecolab, Inc.	2,025,600	203,653,824
¤	Monsanto Co.	5,335,800	568,529,490
			772,183,314
	Communications Equipment 1.4%
	QUALCOMM, Inc.	3,695,300	274,265,166

	Computers & Peripherals 2.3%
	Apple, Inc.	896,500	448,787,900

	Consumer Finance 1.2%
	American Express Co.	2,773,300	235,785,966

	Diversified Financial Services 1.0%
	JPMorgan Chase & Co.	3,412,200	188,899,392

	Energy Equipment & Services 1.7%
	Schlumberger, Ltd.	3,835,300	335,857,221

	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	1,697,300	190,708,628
	CVS Caremark Corp.	3,259,700	220,746,884
			411,455,512
	Health Care Providers & Services 1.8%
	Catamaran Corp. (a)	3,608,300	175,435,546
	McKesson Corp.	1,009,500	176,066,895
			351,502,441
	Health Care Technology 1.2%
	Cerner Corp. (a)	4,139,600	235,501,844

	Hotels, Restaurants & Leisure 5.0%
	Chipotle Mexican Grill, Inc. (a)	246,600	136,113,336
	Hilton Worldwide Holdings, Inc. (a)	8,062,800	174,559,620
	Starbucks Corp.	6,813,700	484,590,344
	Wynn Resorts, Ltd.	796,900	173,261,998
			968,525,298
	Industrial Conglomerates 2.7%
¤	Danaher Corp.	6,998,600	520,625,854

	Internet & Catalog Retail 6.6%
¤	Amazon.com, Inc. (a)	1,597,970	573,175,860
¤	priceline.com, Inc. (a)	589,835	675,296,193
	TripAdvisor, Inc. (a)	509,400	39,320,586
			1,287,792,639
	Internet Software & Services 9.5%
	Baidu, Inc., Sponsored ADR (a)	1,546,300	241,995,950
	eBay, Inc. (a)	2,107,600	112,124,320
	Facebook, Inc. Class A (a)	6,359,700	397,926,429
¤	Google, Inc. Class A (a)	757,100	894,112,387
	LinkedIn Corp. Class A (a)	889,300	191,386,253
			1,837,545,339
	IT Services 6.7%
	Cognizant Technology Solutions Corp. Class A (a)	2,499,000	242,203,080
	MasterCard, Inc. Class A	4,230,000	320,126,400
¤	Visa, Inc. Class A	3,419,500	736,662,885
			1,298,992,365
	Media 5.5%
	CBS Corp. Class B	4,167,300	244,703,856
	Liberty Global PLC Class A (a)	2,069,800	165,439,114
	Liberty Global PLC Class C (a)	970,300	76,973,899
	Twenty-First Century Fox, Inc. Class A	11,347,300	361,071,086
	Walt Disney Co. (The)	3,049,100	221,395,151
			1,069,583,106
	Multiline Retail 1.3%
	Dollar General Corp. (a)	4,474,800	252,020,736

	Oil, Gas & Consumable Fuels 2.2%
	Noble Energy, Inc.	3,441,200	214,489,996
	Range Resources Corp.	2,424,900	209,002,131
			423,492,127
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	2,780,600	191,138,444

	Pharmaceuticals 1.2%
	Zoetis, Inc.	7,622,800	231,428,208

	Real Estate Investment Trusts 1.3%
	American Tower Corp.	3,245,000	262,455,600

	Road & Rail 4.0%
¤	Union Pacific Corp.	4,486,700	781,762,608

	Semiconductors & Semiconductor Equipment 2.1%
	Applied Materials, Inc.	10,142,200	170,591,804
	ARM Holdings PLC, Sponsored ADR	5,190,900	239,144,763
			409,736,567
	Software 4.6%
¤	Salesforce.com, Inc. (a)	9,103,800	551,053,014
	ServiceNow, Inc. (a)	2,076,600	131,718,738
	Splunk, Inc. (a)	1,117,100	86,050,213
	Workday, Inc. Class A (a)	1,437,600	128,722,704
			897,544,669
	Specialty Retail 2.9%
	Lowe's Companies, Inc.	4,748,000	219,784,920
	Ross Stores, Inc.	2,671,700	181,435,147
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,861,700	159,566,307
			560,786,374
	Textiles, Apparel & Luxury Goods 3.1%
	Michael Kors Holdings, Ltd. (a)	1,702,000	136,040,860
	NIKE, Inc. Class B	3,884,200	282,963,970
	Ralph Lauren Corp.	1,198,300	188,001,287
			607,006,117
	Wireless Telecommunication Services 1.4%
	SBA Communications Corp. Class A (a)	2,903,700	269,318,175

	Total Common Stocks (Cost $12,925,064,516)		19,241,411,568

	Principal Amount	Value
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $210,982,177 (Collateralized by Federal National Mortgage Association securities with rates between 2.11% and 2.12% and a maturity date of 11/7/22, with a Principal Amount of $231,730,000 and a Market Value of $215,202,493)	$210,982,177	210,982,177

Total Short-Term Investment (Cost $210,982,177)		210,982,177

Total Investments (Cost $13,136,046,693) (b)	100.1%	19,452,393,745
Other Assets, Less Liabilities	(0.1)	(13,034,259)
Net Assets	100.0%	$19,439,359,486

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $13,154,150,968 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,385,799,127
Gross unrealized depreciation	(87,556,350)
Net unrealized appreciation	$6,298,242,777

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$19,241,411,568	$—	$—	$19,241,411,568
Short-Term Investment
Repurchase Agreement	—	210,982,177	—	210,982,177
Total Investments in Securities	$19,241,411,568	$210,982,177	$—	$19,452,393,745

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 4.8%
¤	Boeing Co. (The)	431,620	$54,064,721
	GenCorp, Inc. (a)	166,100	2,827,022
	Honeywell International, Inc.	355,402	32,423,324
	Northrop Grumman Corp.	42,988	4,967,263
	Orbital Sciences Corp. (a)	144,350	3,529,358
	Raytheon Co.	51,950	4,938,887
	United Technologies Corp.	23,650	2,696,573
			105,447,148
	Auto Components 1.5%
	Bridgestone Corp.	196,500	7,181,472
	Johnson Controls, Inc.	554,790	25,586,915
			32,768,387
	Automobiles 1.2%
	Bayerische Motoren Werke A.G.	46,550	5,074,038
	Ford Motor Co.	1,388,950	20,778,692
			25,852,730
	Beverages 1.5%
	Coca-Cola Co. (The)	430,090	16,266,004
	PepsiCo., Inc.	198,222	15,929,120
			32,195,124
	Biotechnology 0.7%
	Alkermes PLC (a)	71,900	3,500,092
	Celgene Corp. (a)	85,300	12,959,629
			16,459,721
	Capital Markets 2.1%
	Ameriprise Financial, Inc.	46,570	4,919,655
	Bank of New York Mellon Corp.	112,125	3,583,515
	Goldman Sachs Group, Inc. (The)	48,569	7,971,144
	Julius Baer Group, Ltd. (a)	223,750	10,870,995
	State Street Corp.	287,284	19,233,664
			46,578,973
	Chemicals 4.1%
	Akzo Nobel N.V.	52,412	3,775,448
	E.I. du Pont de Nemours & Co.	365,050	22,271,700
¤	Monsanto Co.	474,294	50,536,026
	Mosaic Co. (The)	291,450	13,016,157
			89,599,331
	Commercial Banks 3.8%
	DBS Group Holdings, Ltd.	649,000	8,372,062
	Lloyds Banking Group PLC (a)	6,041,650	8,273,240
	PNC Financial Services Group, Inc.	398,100	31,800,228
	Popular, Inc. (a)	11,800	311,520
	U.S. Bancorp	305,600	12,141,488
	UniCredit S.p.A.	967,400	7,280,404
	Wells Fargo & Co.	325,624	14,763,792
			82,942,734
	Commercial Services & Supplies 0.7%
	ADT Corp. (The)	87,889	2,640,185
	Covanta Holding Corp.	260,403	4,687,254
	Tyco International, Ltd.	168,189	6,809,973
	Waste Management, Inc.	43,400	1,813,252
			15,950,664
	Communications Equipment 1.0%
	Cisco Systems, Inc.	944,200	20,687,422
	Infinera Corp. (a)	120,745	1,052,896
			21,740,318
	Computers & Peripherals 2.5%
	Apple, Inc.	71,345	35,715,307
	NetApp, Inc.	327,200	13,853,648
	SanDisk Corp.	95,601	6,649,050
			56,218,005
	Construction & Engineering 0.3%
	Jacobs Engineering Group, Inc. (a)	112,751	6,845,113

	Consumer Finance 3.3%
	American Express Co.	360,910	30,684,568
	Capital One Financial Corp.	404,100	28,533,501
	Discover Financial Services	254,305	13,643,463
			72,861,532
	Containers & Packaging 0.1%
	MeadWestvaco Corp.	80,405	2,900,208

	Diversified Financial Services 4.2%
¤	Bank of America Corp.	2,382,504	39,906,942
	Berkshire Hathaway, Inc. Class B (a)	24,249	2,706,188
	Citigroup, Inc.	703,005	33,343,527
	JPMorgan Chase & Co.	204,772	11,336,178
	Leucadia National Corp.	161,124	4,403,519
			91,696,354
	Diversified Telecommunication Services 1.5%
	AT&T, Inc.	257,895	8,593,061
	BCE, Inc.	195,600	8,209,332
	Nippon Telegraph & Telephone Corp.	256,450	13,958,290
	Verizon Communications, Inc.	38,900	1,867,978
			32,628,661
	Electric Utilities 1.5%
	Duke Energy Corp.	181,881	12,844,436
	Exelon Corp.	706,650	20,492,850
			33,337,286
	Electrical Equipment 0.9%
	ABB, Ltd. (a)	376,250	9,387,057
	Rockwell Automation, Inc.	94,457	10,847,442
			20,234,499
	Electronic Equipment, Instruments & Components 0.8%
	Corning, Inc.	193,800	3,335,298
	TE Connectivity, Ltd.	255,541	14,440,622
			17,775,920
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	45,822	2,595,358
	Exterran Holdings, Inc. (a)	61,500	2,136,510
	Halliburton Co.	460,350	22,561,754
	Schlumberger, Ltd.	106,144	9,295,030
	Weatherford International, Ltd. (a)	73,800	999,252
			37,587,904
	Food & Staples Retailing 2.9%
¤	CVS Caremark Corp.	606,751	41,089,178
	Wal-Mart Stores, Inc.	176,000	13,143,680
	Walgreen Co.	168,165	9,644,263
			63,877,121
	Food Products 0.3%
	Bunge, Ltd.	25,400	1,924,304
	China Huishan Dairy Holdings Co., Ltd. (a)	6,998,300	2,325,616
	Mondelez International, Inc. Class A	66,300	2,171,325
			6,421,245
	Gas Utilities 0.3%
	National Fuel Gas Co.	77,735	5,858,110

	Health Care Equipment & Supplies 3.8%
	Abbott Laboratories	133,827	4,906,098
	Baxter International, Inc.	523,193	35,734,082
	Covidien PLC	494,619	33,752,800
	Medtronic, Inc.	163,296	9,236,022
			83,629,002
	Health Care Providers & Services 1.9%
	Aetna, Inc.	382,680	26,148,524
	Fresenius SE & Co. KGaA	58,850	9,179,252
	SunLink Health Systems, Inc. (a)	45,723	54,868
	UnitedHealth Group, Inc.	93,550	6,761,794
			42,144,438
	Hotels, Restaurants & Leisure 1.0%
	McDonald's Corp.	114,080	10,742,913
	Starwood Hotels & Resorts Worldwide, Inc.	141,691	10,585,735
	Yum! Brands, Inc.	6,615	444,197
			21,772,845
	Household Products 0.5%
	Colgate-Palmolive Co.	52,483	3,213,534
	Procter & Gamble Co. (The)	100,540	7,703,375
			10,916,909
	Industrial Conglomerates 3.4%
	3M Co.	66,704	8,550,786
¤	General Electric Co.	2,617,283	65,772,322
			74,323,108
	Insurance 4.4%
	ACE, Ltd.	236,850	22,218,899
	Allstate Corp. (The)	144,809	7,414,221
	American International Group, Inc.	90,965	4,362,681
	Aon PLC	77,440	6,230,822
	Chubb Corp. (The)	99,611	8,421,114
	Marsh & McLennan Cos., Inc.	54,194	2,477,208
	MetLife, Inc.	195,801	9,604,039
	Tokio Marine Holdings, Inc.	210,200	6,242,016
	Travelers Companies, Inc. (The)	276,557	22,478,553
	W.R. Berkley Corp.	173,333	6,718,387
			96,167,940
	Internet & Catalog Retail 0.8%
	Liberty Interactive Corp. Class A (a)	550,690	14,708,930
	Liberty Ventures (a)	24,997	2,899,652
			17,608,582
	Internet Software & Services 3.0%
	eBay, Inc. (a)	392,290	20,869,828
	Google, Inc. Class A (a)	24,710	29,181,769
	VeriSign, Inc. (a)	234,055	13,750,731
	Yahoo!, Inc. (a)	61,000	2,197,220
			65,999,548
	IT Services 1.2%
	Automatic Data Processing, Inc.	133,437	10,221,274
	International Business Machines Corp.	91,599	16,183,712
			26,404,986
	Machinery 0.8%
	Caterpillar, Inc.	115,025	10,801,998
	Vallourec S.A.	154,050	7,696,734
			18,498,732
	Media 7.2%
	Cablevision Systems Corp. Class A	252,362	4,047,887
	Comcast Corp. Class A	189,560	10,321,542
	DIRECTV (a)	55,965	3,885,650
¤	Liberty Media Corp. Class A (a)	326,944	43,022,561
	Madison Square Garden Co. Class A (a)	159,159	9,235,997
	Sirius XM Holdings, Inc. (a)	556,700	1,992,986
	Starz Class A (a)	177,528	4,967,233
	Time Warner Cable, Inc.	14,320	1,908,426
¤	Time Warner, Inc.	611,182	38,400,565
	Viacom, Inc. Class B	356,200	29,244,020
	Walt Disney Co. (The)	40,743	2,958,349
	Wolters Kluwer N.V.	329,050	9,088,811
			159,074,027
	Metals & Mining 0.2%
	ThyssenKrupp A.G. (a)	164,500	4,236,437

	Multi-Utilities 0.1%
	Dominion Resources, Inc.	29,700	2,016,927

	Multiline Retail 0.2%
	J.C. Penney Co., Inc. (a)	110,297	652,958
	Target Corp.	62,650	3,548,496
			4,201,454
	Oil, Gas & Consumable Fuels 10.8%
	Anadarko Petroleum Corp.	139,734	11,275,136
	Apache Corp.	112,079	8,995,460
	Chesapeake Energy Corp.	194,124	5,223,877
	Chevron Corp.	83,239	9,291,970
	ConocoPhillips	146,626	9,523,359
	Devon Energy Corp.	160,696	9,516,417
	Encana Corp.	736,300	13,231,311
	ENI S.p.A.	468,500	10,646,937
	EOG Resources, Inc.	72,629	12,001,216
¤	Exxon Mobil Corp.	486,720	44,856,115
	Hess Corp.	113,636	8,578,382
	Marathon Oil Corp.	804,624	26,383,621
	Marathon Petroleum Corp.	194,018	16,889,267
	Phillips 66	67,953	4,966,685
	Southwestern Energy Co. (a)	411,500	16,743,935
	Spectra Energy Corp.	392,650	14,115,767
	Total S.A.	167,050	9,539,213
	Williams Cos., Inc. (The)	125,681	5,088,824
			236,867,492
	Pharmaceuticals 5.4%
	AbbVie, Inc.	133,827	6,588,303
	Bayer A.G.	75,400	9,954,624
	GlaxoSmithKline PLC	380,600	9,785,445
	Hospira, Inc. (a)	134,274	5,909,399
	Johnson & Johnson	92,225	8,159,146
	Merck & Co., Inc.	130,726	6,924,556
	Novartis A.G.	150,200	11,894,733
¤	Pfizer, Inc.	1,875,700	57,021,280
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	75,950	3,389,649
			119,627,135
	Real Estate Investment Trusts 1.2%
	HCP, Inc.	270,761	10,600,293
	UDR, Inc.	577,209	14,049,267
	Weyerhaeuser Co.	80,140	2,394,583
			27,044,143
	Real Estate Management & Development 0.5%
	Mitsubishi Estate Co., Ltd.	414,900	10,334,937

	Road & Rail 1.0%
	Celadon Group, Inc.	108,692	2,258,620
	CSX Corp.	210,426	5,662,563
	Union Pacific Corp.	80,050	13,947,912
			21,869,095
	Semiconductors & Semiconductor Equipment 1.6%
	Intel Corp.	262,725	6,447,272
	Texas Instruments, Inc.	679,150	28,795,960
			35,243,232
	Software 3.4%
	Microsoft Corp.	518,913	19,640,857
	Oracle Corp.	868,353	32,042,226
	SAP A.G.	125,500	9,590,373
	Symantec Corp.	634,250	13,579,292
			74,852,748
	Specialty Retail 1.3%
	Home Depot, Inc. (The)	126,398	9,713,686
	Lowe's Companies, Inc.	301,872	13,973,655
	Outerwall, Inc. (a)	87,500	5,627,125
			29,314,466
	Tobacco 0.3%
	Philip Morris International, Inc.	75,835	5,925,747

	Trading Companies & Distributors 0.4%
	Mitsubishi Corp.	444,050	8,270,795

	Wireless Telecommunication Services 1.8%
	Shin Corp. PCL, NVDR	945,700	2,019,747
¤	Vodafone Group PLC, Sponsored ADR	993,450	36,817,257
			38,837,004
	Total Common Stocks (Cost $1,564,784,544)		2,152,958,817

	Principal Amount	Value
Long-Term Bonds 0.1%
Convertible Bonds 0.1%
Oil, Gas & Consumable Fuels 0.0%‡
Bill Barrett Corp. 5.00%, due 3/15/28	$300	301

Specialty Retail 0.1%
Outerwall, Inc. 4.00%, due 9/1/14	900,000	1,450,125

Total Convertible Bonds (Cost $894,891)		1,450,426
Total Long-Term Bonds (Cost $894,891)		1,450,426

Short-Term Investment 2.2%
Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $49,227,844 (Collateralized by Government Agency securities with rates between 2.12% and 2.14% and a maturity date of 11/7/22, with a Principal Amount of $53,945,000 and a Market Value of $50,219,165)	49,227,844	49,227,844
Total Short-Term Investment (Cost $49,227,844)		49,227,844

Total Investments (Cost $1,614,907,279) (b)	100.2%	2,203,637,087
Other Assets, Less Liabilities	(0.2)	(5,113,140)
Net Assets	100.0%	$2,198,523,947

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $1,622,981,779 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$613,078,129
Gross unrealized depreciation	(32,422,821)
Net unrealized appreciation	$580,655,308

The following abbreviations are used in the above portfolio:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,152,958,817	$—	$—	$2,152,958,817
Long-Term Bonds
Convertible Bonds	—	1,450,426	—	1,450,426
Short-Term Investment
Repurchase Agreement	—	49,227,844	—	49,227,844
Total Investments in Securities	$2,152,958,817	$50,678,270	$—	$2,203,637,087

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and January 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 103.7%†
Certificates of Deposit 7.1%
Bank of Montreal Chicago 0.179%, due 8/4/14 (a)	$5,720,000	$5,720,000
Royal Bank of Canada
0.16%, due 3/13/14 (a)	3,935,000	3,935,000
0.24%, due 4/15/14 (a)	3,925,000	3,925,000
Toronto-Dominion Bank (The)
0.209%, due 9/2/14 (a)	3,980,000	3,980,000
0.217%, due 11/18/14 (a)	3,815,000	3,815,000
0.219%, due 2/3/15 (a)	3,815,000	3,815,000
Wells Fargo Bank NA
0.189%, due 6/16/14 (a)	3,790,000	3,790,000
0.215%, due 3/7/14 (a)	4,000,000	4,000,000
		32,980,000
Financial Company Commercial Paper 22.7%
American Honda Finance Corp. 0.07%, due 2/25/14 (b)	3,825,000	3,824,821
Bank of Nova Scotia
0.09%, due 3/3/14 (b)	5,000,000	4,999,625
0.155%, due 3/13/14 (b)	5,000,000	4,999,139
CPPIB Capital, Inc. 0.13%, due 2/4/14 (b)(c)	9,540,000	9,539,897
John Deere Bank SA 0.07%, due 2/26/14 (b)(c)	5,720,000	5,719,722
John Deere Capital Corp. 0.07%, due 2/11/14 (b)(c)	3,825,000	3,824,926
Massachusetts Mutual Life Insurance Co. 0.13%, due 2/10/14 (b)(c)	9,535,000	9,534,690
National Australia Funding Delaware, Inc. 0.14%, due 3/26/14 (b)(c)	10,000,000	9,997,939
National Rural Utilities Cooperative Finance Corp.
0.09%, due 2/25/14 (b)	1,905,000	1,904,886
0.10%, due 3/21/14 (b)	2,670,000	2,669,644
Nationwide Life Insurance Co.
0.12%, due 2/3/14 (b)(c)	5,745,000	5,744,962
0.12%, due 2/25/14 (b)(c)	3,795,000	3,794,696
PACCAR Financial Corp.
0.05%, due 2/28/14 (b)	1,140,000	1,139,957
0.07%, due 2/26/14 (b)	1,525,000	1,524,926
0.08%, due 3/24/14 (b)	2,000,000	1,999,773
0.08%, due 3/27/14 (b)	1,825,000	1,824,781
PNC BANK NA 0.261%, due 9/15/14 (b)	5,720,000	5,710,664
Siemens Capital Co., LLC 0.06%, due 3/4/14 (b)(c)	5,705,000	5,704,705
Southern Co. Funding Corp.
0.16%, due 2/14/14 (b)(c)	4,935,000	4,934,715
0.16%, due 2/18/14 (b)(c)	2,000,000	1,999,849
U.S. Bank NA 0.13%, due 2/14/14 (b)	9,520,000	9,520,000
Westpac Banking Corp. 0.14%, due 3/26/14 (b)(c)	5,000,000	4,998,969
		105,913,286
Government Agency Debt 8.2%
Farmer Mac 0.13%, due 6/6/14	5,000,000	4,997,743
Federal Home Loan Bank
0.03%, due 2/21/14	3,815,000	3,814,937
0.075%, due 3/28/14	8,000,000	7,999,083
Federal Home Loan Mortgage Corp.
0.03%, due 2/24/14	4,000,000	3,999,923
0.085%, due 2/10/14	4,500,000	4,499,904
Federal National Mortgage Association 0.07%, due 2/3/14	2,600,000	2,599,990
Tennessee Valley Authority
0.02%, due 2/6/14	6,300,000	6,299,981
0.025%, due 2/6/14	4,000,000	3,999,988
		38,211,549
Other Commercial Paper 40.8%
3M Co. 0.04%, due 2/24/14 (b)(c)	5,720,000	5,719,854
Air Products & Chemicals, Inc.
0.07%, due 2/21/14 (b)(c)	6,170,000	6,169,760
0.08%, due 3/24/14 (b)(c)	3,825,000	3,824,567
0.12%, due 2/12/14 (b)(c)	3,840,000	3,839,859
Army & Air Force Exchange Service (The)
0.08%, due 2/11/14 (b)(c)	3,820,000	3,819,915
0.09%, due 3/17/14 (b)(c)	3,820,000	3,819,580
BASF SE 0.10%, due 3/24/14 (b)(c)	1,710,000	1,709,758
Cisco Systems, Inc. 0.07%, due 3/20/14 (b)(c)	3,000,000	2,999,726
Coca-Cola Co. (The)
0.07%, due 3/25/14 (b)(c)	2,095,000	2,094,788
0.10%, due 3/4/14 (b)(c)	1,900,000	1,899,836
0.11%, due 3/20/14 (b)(c)	5,685,000	5,684,184
Colgate-Palmolive Co. 0.05%, due 2/19/14 (b)(c)	3,815,000	3,814,905
ConocoPhillips Qatar Funding Ltd. 0.14%, due 2/18/14 (b)(c)	5,685,000	5,684,624
Emerson Electric Co.
0.06%, due 3/12/14 (b)(c)	2,130,000	2,129,862
0.09%, due 3/20/14 (b)(c)	5,735,000	5,734,326
0.10%, due 2/26/14 (b)(c)	5,720,000	5,719,603
Exxon Mobil Corp. 0.06%, due 2/5/14 (b)	8,000,000	7,999,947
Google, Inc. 0.10%, due 2/20/14 (b)(c)	6,000,000	5,999,683
Honeywell International, Inc.
0.06%, due 2/27/14 (b)(c)	5,245,000	5,244,773
0.10%, due 2/19/14 (b)(c)	4,000,000	3,999,800
Illinois Tool Works, Inc.
0.08%, due 3/3/14 (b)(c)	5,000,000	4,999,667
0.10%, due 2/3/14 (b)(c)	1,530,000	1,529,991
Kimberly-Clark Worldwide, Inc.
0.06%, due 3/14/14 (b)(c)	2,285,000	2,284,844
0.06%, due 3/18/14 (b)(c)	1,900,000	1,899,857
0.06%, due 3/28/14 (b)(c)	2,485,000	2,484,772
0.07%, due 3/4/14 (b)(c)	3,815,000	3,814,770
Merck & Co., Inc. 0.07%, due 2/13/14 (b)(c)	5,690,000	5,689,867
Microsoft Corp. 0.08%, due 2/12/14 (b)(c)	6,075,000	6,074,852
Parker Hannifin Corp.
0.05%, due 2/25/14 (b)(c)	900,000	899,970
0.07%, due 3/11/14 (b)(c)	1,905,000	1,904,859
PepsiCo, Inc.
0.05%, due 2/21/14 (b)(c)	5,720,000	5,719,841
0.06%, due 2/3/14 (b)(c)	3,825,000	3,824,987
Procter & Gamble Co. (The) 0.08%, due 3/5/14 (b)(c)	3,815,000	3,814,729
Province of British Columbia 0.09%, due 3/24/14 (b)	2,000,000	1,999,745
Province of Ontario Canada
0.081%, due 2/3/14 (b)	3,829,000	3,828,982
0.091%, due 2/3/14 (b)	5,735,000	5,734,973
Sanofi 0.08%, due 2/7/14 (b)(c)	5,730,000	5,729,924
St. Jude Medical, Inc.
0.16%, due 3/3/14 (b)(c)	4,575,000	4,574,390
0.20%, due 3/28/14 (b)(c)	7,665,000	7,662,658
United Technologies Corp.
0.05%, due 2/19/14 (b)(c)	4,270,000	4,269,893
0.06%, due 2/26/14 (b)(c)	785,000	784,967
UnitedHealth Group, Inc. 0.13%, due 2/4/14 (b)(c)	4,600,000	4,599,950
Walt Disney Co. (The)
0.06%, due 2/27/14 (b)(c)	4,405,000	4,404,809
0.12%, due 4/8/14 (b)(c)	3,825,000	3,824,158
WGL Holdings, Inc.
0.14%, due 3/4/14 (b)(c)	1,980,000	1,979,761
0.14%, due 3/5/14 (b)(c)	4,860,000	4,859,395
0.14%, due 3/7/14 (b)(c)	3,630,000	3,629,520
		190,735,481
Other Notes 6.1%
American Honda Finance Corp. 0.242%, due 12/5/14 (a)	3,815,000	3,815,000
ARI Fleet Lease Trust Series 2013-A, Class A1 0.26%, due 4/15/14 (c)	246,440	246,440
CarMax Auto Owner Trust Series 2013-4, Class A1 0.24%, due 11/17/14	1,257,945	1,257,945
Coca-Cola Co. (The) 0.193%, due 3/14/14 (a)	3,805,000	3,805,081
E.I. du Pont de Nemours & Co. 0.666%, due 3/25/14 (a)	3,695,000	3,697,497
Enterprise Fleet Financing LLC Series 2013-2, Class A1 0.29%, due 8/20/14 (c)	998,991	998,991
Ford Credit Auto Owner Trust
Series 2014-A, Class A1 0.23%, due 1/15/15 (c)	1,145,000	1,145,000
Series 2013-D, Class A1 0.24%, due 12/15/14 (c)	683,758	683,758
Honda Auto Receivables Owner Trust Series 2013-4, Class A1 0.24%, due 11/18/14	824,361	824,361
Hyundai Auto Receivables Trust Series 2013-B, Class A1 0.25%, due 7/15/14	384,398	384,398
John Deere Owner Trust Series 2013-B, Class A1 0.25%, due 9/26/14	1,669,047	1,669,047
M&T Bank Auto Receivables Trust Series 2013-1A, Class A1 0.25%, due 9/15/14 (c)	907,721	907,721
Mercedes-Benz Auto Lease Trust Series 2013-B, Class A1 0.26%, due 12/15/14	645,207	645,207
MMAF Equipment Finance LLC Series 2013-AA, Class A1 0.28%, due 9/5/14 (c)	1,092,302	1,092,302
National Rural Utilities Cooperative Finance Corp. 0.319%, due 2/18/14 (a)	3,800,000	3,800,000
Procter & Gamble Co. (The) 0.139%, due 2/14/14 (a)	3,790,000	3,789,949
		28,762,697
Treasury Debt 10.3%
United States Treasury Bill (zero coupon), due 2/13/14 (b)	2,000,000	1,999,993
United States Treasury Notes
0.125%, due 7/31/14	4,000,000	3,999,588
0.125%, due 12/31/14	3,795,000	3,793,840
0.25%, due 2/28/14	3,795,000	3,795,195
0.25%, due 3/31/14	3,840,000	3,840,724
0.25%, due 4/30/14	3,865,000	3,865,939
0.25%, due 5/31/14	3,835,000	3,836,168
0.25%, due 8/31/14	3,775,000	3,776,948
0.25%, due 9/30/14	3,845,000	3,847,742
0.25%, due 10/31/14	3,895,000	3,898,546
0.25%, due 11/30/14	3,830,000	3,833,390
0.25%, due 1/31/15	3,815,000	3,819,152
2.625%, due 6/30/14	4,000,000	4,040,538
		48,347,763

Treasury Repurchase Agreements 8.5%
Bank of America N.A. 0.02%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $10,000,017 (Collateralized by United States Treasury Notes/Bills with rates between 0.00% and 1.375% and maturity dates between 10/16/14 and 12/31/18, with a Principal Amount of $10,252,000 and a Market Value of $10,200,039)	10,000,000	10,000,000
Deutsche Bank Securities, Inc. 0.02%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $19,506,033 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 1/31/16, with a Principal Amount of $19,264,100 and a Market Value of $19,896,155)	19,506,000	19,506,000
TD Securities (U.S.A.) LLC 0.02%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $10,000,017 (Collateralized by United States Treasury Notes with a rate of 1.375% and maturity dates between 9/30/18 and 2/28/19, with a Principal Amount of $10,204,000 and a Market Value of $10,200,076)	10,000,000	10,000,000
		39,506,000
Total Short-Term Investments (Amortized Cost $484,456,776) (d)	103.7%	484,456,776

Other Assets, Less Liabilities	(3.7)	(17,387,595)
Net Assets	100.0%	$467,069,181

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$32,980,000	$—	$32,980,000
Financial Company Commercial Paper	—	105,913,286	—	105,913,286
Government Agency Debt	—	38,211,549	—	38,211,549
Other Commercial Paper	—	190,735,481	—	190,735,481
Other Notes	—	28,762,697	—	28,762,697
Treasury Debt	—	48,347,763	—	48,347,763
Treasury Repurchase Agreements	—	39,506,000	—	39,506,000
Total Investments in Securities	$—	$484,456,776	$—	$484,456,776

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.2% †
	Alabama 0.5%
	Alabama Water Pollution Control Authority, Revenue Bonds Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,550,000	$1,549,488
	Jefferson County, Alabama, Revenue Bonds Insured: AGM 5.50%, due 1/1/21	2,380,000	2,382,047
			3,931,535
	Arizona 1.3%
	Salt Verde Financial Corp., Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,124,900

	California 23.4%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,247,389
¤	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	16,390,000	16,477,850
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,369,609
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	2,500,000	2,559,950
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,787,026
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,338,100
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,490,000	1,497,837
	California State Public Works Board, University Project, Revenue Bonds Series H 5.00%, due 9/1/29	7,455,000	8,152,042
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,549,576
	California State, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	2,901,150
	6.25%, due 11/1/34	4,000,000	4,722,200
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	1,990,000	1,980,488
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,558,013
	Ceres Unified School District, Unlimited General Obligation
	Series A (zero coupon), due 8/1/37	4,150,000	897,687
	Series A (zero coupon), due 8/1/46	8,000,000	883,440
	Series A (zero coupon), due 8/1/49	9,000,000	784,890
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	4,420,612
	Series C (zero coupon), due 8/1/36	15,500,000	4,357,515
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series A 6.00%, due 1/15/49	10,000,000	10,111,600
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	1,932,180
	Series G (zero coupon), due 8/1/33	10,000,000	2,957,300
	Series G (zero coupon), due 8/1/41	23,485,000	3,877,374
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	2,934,250
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,519,210
	Imperial Community College District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/29	2,865,000	3,100,847
	Lompoc Valley Medical Center, Santa Barbara County, Unlimited General Obligation 4.00%, due 8/1/36	4,245,000	3,756,783
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	6,306,470
	Morongo, California Unified School District Election, Unlimited General Obligation Series B, Insured: GTY 5.25%, due 8/1/38	2,880,000	3,024,662
	National City Community Development Commission, National City Redevelopment Project, Tax Allocation 7.00%, due 8/1/32	3,500,000	4,158,385
	Oakland Unified School District, Election 2000, Unlimited General Obligation Insured: NATL-RE 4.50%, due 8/1/30	6,505,000	6,456,343
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,154,229
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	8,910,000	9,203,139
	Peralta Community College District, Unlimited General Obligation Series A, Insured: NATL-RE 5.00%, due 8/1/31	4,655,000	4,950,080
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,506,310
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,408,390
	Sacramento Unified School District, General Obligation Insured: AGM 5.00%, due 7/1/31	3,955,000	4,242,449
	Salinas Valley Solid Waste Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/31 (a)	1,750,000	1,888,320
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,066,580
	San Buenaventura Public Facilities Financing Authority, Revenue Bonds Series B 5.00%, due 7/1/35	3,000,000	3,154,440
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 1/15/36	10,000,000	2,442,100
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,088,089
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	2,329,130
	Stockton, California Unified School District, Election 2005, Unlimited General Obligation Insured: NATL-RE 4.55%, due 9/1/30	11,995,000	12,092,519
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	7,500,000	7,825,650
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	3,817,940
			182,790,143
	Colorado 0.6%
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,167,850
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,742,048
			4,909,898
	Connecticut 1.7%
	Connecticut, CT, Special Tax Obligation, Transportation Infrastructure, Revenue Bonds
	Series A 5.00%, due 10/1/24	2,855,000	3,351,884
	Series A 5.00%, due 10/1/32	4,785,000	5,272,113
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,696,975
	Series A 5.00%, due 4/1/29	1,250,000	1,387,934
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	302,250
			13,011,156
	District of Columbia 1.9%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,055,520
	5.00%, due 6/1/42	5,500,000	4,898,080
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,058,290
	6.00%, due 7/1/48	1,575,000	1,654,837
	District of Columbia, Tax Allocation
	5.00%, due 6/1/27	525,000	556,973
	5.00%, due 6/1/28	1,445,000	1,522,365
	Metropolitan Washington Airports Authority, Revenue Bonds Series C, Insured: GTY (zero coupon), due 10/1/41	4,000,000	3,962,080
			14,708,145
	Florida 4.7%
	Citizens Property Insurance Corp., Revenue Bonds Series A-1 5.25%, due 6/1/17	3,500,000	3,981,880
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	15,275,400
¤	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds Series A 5.00%, due 10/1/31	14,900,000	15,454,131
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,861,915
	Miami-Dade County Florida, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	61,988
			36,635,314
	Georgia 0.8%
	Atlanta, Georgia Water & Wastewater, Revenue Bonds Series A 6.25%, due 11/1/39	4,125,000	4,708,976
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,793,177
			6,502,153
	Guam 2.4%
¤	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 5.00%, due 10/1/21 (a)	5,500,000	5,694,370
	Series C, Insured: AGM 6.125%, due 10/1/43 (a)	7,300,000	7,838,886
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	4,935,000	5,184,267
			18,717,523
	Hawaii 0.6%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds
	Series B, Insured: FGIC 4.60%, due 5/1/26 (a)	1,450,000	1,443,185
	6.50%, due 7/1/39	3,000,000	3,262,920
			4,706,105
	Illinois 8.8%
¤	Chicago Board of Education, General Obligation Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	13,204,027
	Chicago Transit Authority, Revenue Bonds 5.25%, due 12/1/40	2,500,000	2,578,325
	Chicago, Illinois Midway Airport, Revenue Bonds 5.50%, due 1/1/31 (a)	11,500,000	12,048,090
¤	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,923,360
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,140,490
	Series D 5.25%, due 1/1/29	7,555,000	8,183,500
	Series A 5.625%, due 1/1/35	2,000,000	2,112,300
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,165,595
	5.00%, due 5/15/26	1,175,000	1,213,470
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,209,696
	Kendall Kane & Will Counties, Community Unit School District No. 308, Unlimited General Obligation Series A 5.00%, due 2/1/29	7,000,000	7,452,270
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	265,342
	Series A 5.00%, due 1/1/20	205,000	234,780
			68,731,245
	Indiana 1.4%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,309,139
	Series A 5.00%, due 2/1/25	4,425,000	4,799,930
	Series B 5.00%, due 2/1/26	2,320,000	2,490,613
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,170,675
			10,770,357
	Kentucky 0.2%
	Kentucky Economic Development Finance Authority, Ashland Hospital Corp. Kings, Revenue Bonds Series C 6.00%, due 2/1/33	1,400,000	1,545,026

	Louisiana 2.3%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,500,000	3,757,320
	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp., Revenue Bonds Insured: AGM 4.00%, due 10/1/31	1,000,000	958,900
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,324,180
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,199,198
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,526,522
	Series C-3, Insured: GTY 6.125%, due 6/1/25	1,000,000	1,143,130
			17,909,250
	Maryland 1.0%
	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Revenue Bonds Series B 5.00%, due 8/15/38	8,000,000	8,084,480

	Massachusetts 2.1%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	2,005,000	2,069,300
	Series I 6.00%, due 1/1/28	2,700,000	2,895,048
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,249,960
	Series A 6.25%, due 7/1/30	6,400,000	7,093,184
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,162,340
			16,469,832
	Michigan 8.7%
	Detroit, Michigan City School District, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	7,909,875
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,609,782
	Detroit, Michigan Distribution State Aid, General Obligation Limited 5.25%, due 11/1/35	5,150,000	5,093,607
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	1,968,520
	Series C-1, Insured: AGM 7.00%, due 7/1/27	4,430,000	4,718,393
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	4,150,000	3,842,568
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,384,754
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,501,584
	Senior Lien - Series A 5.25%, due 7/1/41	3,015,000	2,786,614
	Series A 5.75%, due 7/1/37	5,550,000	5,396,709
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	795,825
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,762,302
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds Series C 5.00%, due 11/1/28	7,290,000	7,552,659
	Michigan Finance Authority, Revenue Bonds
	5.00%, due 6/1/18	175,000	195,461
	5.00%, due 6/1/19	1,300,000	1,455,194
	5.00%, due 6/1/20	950,000	1,051,983
	5.50%, due 6/1/21	5,000,000	5,598,200
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	203,145
	Wayne County Airport Authority, Detroit Met Wayne County Airport, Revenue Bonds Insured: NATL-RE 5.00%, due 12/1/34 (a)	8,000,000	7,984,080
			67,811,255
	Nebraska 1.6%
¤	Central Plains Energy, Project No. 3, Revenue Bonds 5.00%, due 9/1/42	12,500,000	12,534,125

	New Hampshire 0.3%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,940,688

	New Jersey 5.3%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	3,500,000	3,543,575
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,826,700
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (a)	1,000,000	1,033,140
	Insured: AGM 5.00%, due 1/1/31 (a)	3,000,000	3,046,770
	Insured: AGM 5.125%, due 1/1/39 (a)	1,000,000	1,015,810
	5.50%, due 1/1/26 (a)	1,000,000	1,089,270
	5.50%, due 1/1/27 (a)	500,000	538,380
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	3,981,609
	Insured: GTY 5.25%, due 1/1/31	2,760,000	2,901,698
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (a)	4,130,000	4,316,841
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (a)	3,870,000	4,110,908
	New Jersey State Turnpike Authority, Revenue Bonds Series A 5.00%, due 1/1/38	5,000,000	5,250,200
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,251,939
	Insured: GTY 6.75%, due 12/1/38	4,000,000	4,609,680
			41,516,520
	New York 3.6%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/17	880,000	998,105
	Insured: AGM 5.00%, due 12/15/18	930,000	1,062,627
	Insured: AGM 5.00%, due 12/15/19	975,000	1,128,923
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,180,564
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,224,307
	Insured: AGM 5.00%, due 12/15/22	740,000	835,046
	City of New York, Unlimited General Obligation Series H-5 0.30%, due 3/1/34 (b)	5,330,000	5,330,000
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series 2A 0.30%, due 11/1/22 (b)	3,900,000	3,900,000
	New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds 5.75%, due 11/15/51	4,000,000	4,321,080
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,360,850
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	2,090,000	2,290,745
	New York State Dormitory Authority, Revenue Bonds 5.50%, due 7/1/40	465,000	495,313
			28,127,560
	North Carolina 0.4%
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,253,710

	Ohio 0.7%
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,250,606
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,064,580
	Toledo-Lucas County Port Authority, Revenue Bonds Series B 6.25%, due 5/15/24 (a)	1,030,000	1,032,802
	University of Cincinnati, Ohio, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 6/1/31	395,000	399,981
			5,747,969
	Pennsylvania 2.9%
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	185,920
	Pennsylvania Economic Development Financing Authority, Revenue Bonds 6.00%, due 7/1/53	11,250,000	12,105,900
	Pennsylvania State Turnpike Commission, Revenue Bonds Series B 5.75%, due 6/1/39	4,000,000	4,262,760
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	5,723,087
			22,277,667
	Rhode Island 0.7%
	Providence, RI, Unlimited General Obligation
	Series A 5.00%, due 1/15/26	1,095,000	1,160,831
	Series A 5.00%, due 1/15/27	1,100,000	1,162,029
	Series A 5.00%, due 1/15/28	1,150,000	1,204,499
	Rhode Island Housing & Mortgage Finance Corp., Rental Housing Program, Revenue Bonds Series B-1A, Insured: AGM 5.40%, due 10/1/37 (a)	2,000,000	2,038,960
			5,566,319
	South Carolina 1.8%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	5,320,000	5,888,814
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.25%, due 8/1/30	7,500,000	7,795,650
			13,684,464
	Tennessee 2.4%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	3,901,223
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,221,110
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Insured: AGM 0.10%, due 6/1/42 (b)	7,450,000	7,450,000
			18,572,333
	Texas 9.9%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,100,000	2,232,279
	Harris County-Houston Sports Authority, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	25,015,000	4,626,774
	Series G, Insured: NATL-RE 5.25%, due 11/15/30	580,000	580,000
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 5.00%, due 2/15/42	1,000,000	932,970
	Series A 6.50%, due 5/15/31	1,050,000	1,168,713
	Series A 6.875%, due 5/15/41	6,450,000	7,284,759
	Houston, Texas Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,048,800
	Lower Colorado River Authority, Revenue Bonds Series A 5.00%, due 5/15/29	3,300,000	3,531,858
	North Texas Tollway Authority, Revenue Bonds Series F 5.75%, due 1/1/38	1,800,000	1,906,056
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,395,373
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/30	20,250,000	20,480,242
¤	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	6,835,000	7,571,198
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	4,679,766
	7.50%, due 6/30/33	5,500,000	6,269,175
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,000,000	8,753,280
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,067,330
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/36	10,000,000	2,589,600
			77,118,173
	U.S. Virgin Islands 3.3%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 5.00%, due 10/1/32	5,100,000	5,090,463
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,481,400
¤	Virgin Islands Public Finance Authority, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	15,125,000	15,331,002
			25,902,865
	Utah 0.1%
	Herriman, Utah, Special Assessment
	5.00%, due 11/1/24	575,000	603,342
	5.00%, due 11/1/29	425,000	438,889
			1,042,231
	Vermont 0.1%
	Burlington, Vermont Electric System, Revenue Bonds Series A 5.375%, due 7/1/27	610,000	659,087

	Virginia 0.9%
	Roanoke Economic Development Authority, Carilion Health SYS-A-1, Revenue Bonds Insured: AGM 0.07%, due 7/1/36 (b)	2,400,000	2,400,000
	Roanoke Economic Development Authority, Carilion Health SYS-A-2, Revenue Bonds Insured: AGM 0.07%, due 7/1/36 (b)	4,900,000	4,900,000
			7,300,000
	Washington 0.8%
	King County Washington Public Hospital District No. 1, General Obligation Series B 5.25%, due 12/1/37	6,000,000	6,202,440

	Wisconsin 0.9%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	3,901,063
	Series A 5.00%, due 12/15/32	2,850,000	3,027,042
			6,928,105
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,107,500
	Total Investments (Cost $759,511,952) (e)	98.2%	766,840,073
	Other Assets, Less Liabilities	1.8	14,074,470
	Net Assets	100.0%	$780,914,543

	Contracts Short	Unrealized Appreciation (Depreciation)(c)
Futures Contracts (0.2%)
United States Treasury Notes March 2014 (10 Year) (d)	(1,180)	$(660,036)
United States Treasury Bond March 2014 (d)	(200)	(596,524)
Total Futures Contracts (Notional Amount $175,103,750)		$(1,256,560)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown was the rate in effect as of January 31, 2014.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(d)	As of January 31, 2014, cash in the amount of $2,240,500 was on deposit with the broker for futures transactions.
(e)	As of January 31, 2014, cost was $759,525,957 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$22,912,401
Gross unrealized depreciation	(15,598,285)
Net unrealized appreciation	$7,314,116

The following abbreviations are used in the above portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
FGIC	—Financial Guaranty Insurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$766,840,073	$—	$766,840,073
Total Investments in Securities	$—	$766,840,073	$—	$766,840,073

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(1,256,560)	$—	$—	$(1,256,560)
Total Other Financial Instruments	$(1,256,560)	$—	$—	$(1,256,560)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund
Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 90.3%†
	Asset-Backed Securities 0.7%
	Airlines 0.1%
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	$89,912	$101,151
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	335,328	372,214
	United Airlines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	489,795	563,264
			1,036,629
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.218%, due 10/25/36 (a)(b)	479,197	405,225
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.228%, due 5/25/37 (a)(b)	268,923	200,084
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.218%, due 4/25/37 (a)(b)	80,402	78,962
	First NLC Trust Series 2007-1, Class A1 0.228%, due 8/25/37 (a)(b)(c)	447,388	215,067
	GSAA Home Equity Trust Series 2006-14, Class A1 0.208%, due 9/25/36 (a)(b)	944,851	489,006
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.288%, due 4/25/37 (a)(b)	228,728	209,917
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.258%, due 4/25/37 (a)(b)	326,768	294,521
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.258%, due 3/25/47 (a)(b)	255,880	188,240
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.208%, due 11/25/36 (a)(b)	117,386	50,013
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.268%, due 3/25/37 (a)(b)	664,393	416,762
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.258%, due 9/25/36 (a)(b)	391,511	210,705
	Series 2006-HE8, Class A2B 0.258%, due 10/25/36 (a)(b)	210,592	120,097
	Series 2007-HE4, Class A2A 0.268%, due 2/25/37 (a)(b)	106,805	47,818
	Series 2007-NC2, Class A2FP 0.308%, due 2/25/37 (a)(b)	418,314	229,201
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)	908,874	502,943
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.248%, due 5/25/37 (a)(b)	515,606	311,942
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.238%, due 6/25/37 (a)(b)	434,856	236,812
	Series 2006-EQ2, Class A2 0.268%, due 1/25/37 (a)(b)	289,287	176,146
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.268%, due 9/25/37 (a)(b)	1,119,497	572,267
			4,955,728
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.558%, due 5/25/29 (a)	1,883,591	1,744,631

	Total Asset-Backed Securities (Cost $8,995,326)		7,736,988

	Convertible Bonds 2.5%
	Airlines 0.2%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	647,000	1,174,305
	United Airlines, Inc. 4.50%, due 1/15/15	356,000	871,310
			2,045,615
	Biotechnology 0.1%
	Cubist Pharmaceuticals, Inc. 1.125%, due 9/1/18 (c)	278,000	328,561
	Gilead Sciences, Inc. 1.00%, due 5/1/14	307,000	1,095,798
			1,424,359
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	246,000	245,385
	Commercial Services 0.1%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	95,000	299,785
	ServiceSource International, Inc. 1.50%, due 8/1/18 (c)	667,000	621,144
			920,929
	Computers 0.1%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15	192,000	363,240
	SanDisk Corp. 0.50%, due 10/15/20 (c)	206,000	206,773
	Spansion LLC 2.00%, due 9/1/20 (c)	332,000	414,170
			984,183
	Distribution & Wholesale 0.0%‡
	WESCO International, Inc. 6.00%, due 9/15/29	178,000	527,548

	Electronics 0.0%‡
	Fluidigm Corp. 2.75%, due 2/1/34	148,000	163,448
	InvenSense, Inc. 1.75%, due 11/1/18 (c)	312,000	354,705
			518,153
	Entertainment 0.0%‡
	International Game Technology 3.25%, due 5/1/14	470,000	475,581

	Environmental Controls 0.1%
	Covanta Holding Corp. 3.25%, due 6/1/14	603,000	706,264

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	788,000	1,243,070

	Health Care - Services 0.0%‡
	WellPoint, Inc. 2.75%, due 10/15/42	276,000	360,008

	Home Builders 0.0%‡
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	117,000	112,174

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18	534,000	748,268

	Insurance 0.0%‡
	Radian Group, Inc. 2.25%, due 3/1/19	140,000	212,625

	Internet 0.2%
	At Home Corp. 4.75%, due 12/31/49 (e)(f)(g)(h)	504,238	50
	priceline.com, Inc.
	0.35%, due 6/15/20 (c)	316,000	362,215
	1.00%, due 3/15/18	532,000	733,162
	Shutterfly, Inc. 0.25%, due 5/15/18 (c)	261,000	272,745
	Yahoo!, Inc. (zero coupon), due 12/1/18 (c)	658,000	665,403
			2,033,575
	Iron & Steel 0.1%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	275,000	279,469
¤	Steel Dynamics, Inc. 5.125%, due 6/15/14	36,000	38,362
	United States Steel Corp.
	2.75%, due 4/1/19	267,000	335,085
	4.00%, due 5/15/14	190,000	195,344
			848,260
	Lodging 0.1%
	MGM Resorts International 4.25%, due 4/15/15	398,000	559,439

	Machinery - Diversified 0.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	560,000	795,550

	Media 0.0%‡
	Liberty Interactive LLC 3.50%, due 1/15/31	223,000	119,305
	Liberty Media Corp. 1.375%, due 10/15/23 (c)	234,000	217,913
			337,218
	Metal Fabricate & Hardware 0.0%‡
	RTI International Metals, Inc. 1.625%, due 10/15/19	521,000	533,699

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	76,000	135,993

	Miscellaneous - Manufacturing 0.1%
	Danaher Corp. (zero coupon), due 1/22/21	484,000	1,047,255

	Oil & Gas 0.0%‡
	Alon USA Energy, Inc. 3.00%, due 9/15/18 (c)	190,000	236,669
	Energy XXI Bermuda, Ltd. 3.00%, due 12/15/18 (c)	321,000	308,360
			545,029
	Oil & Gas Services 0.2%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	405,000	459,169
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (c)(i)	709,000	1,086,826
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	105,000	123,965
	Subsea 7 S.A.
	1.00%, due 10/5/17	200,000	199,850
	3.50%, due 10/13/14	200,000	231,200
			2,101,010
	Pharmaceuticals 0.2%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	311,000	333,353
	Pacira Pharmaceuticals, Inc. 3.25%, due 2/1/19	64,000	180,960
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	489,000	786,067
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	515,000	569,719
			1,870,099
	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (c)	430,000	617,856
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	454,000	573,175
			1,191,031
	Semiconductors 0.2%
	Emulex Corp. 1.75%, due 11/15/18 (c)	92,000	92,862
	Intel Corp. 3.25%, due 8/1/39	386,000	510,246
	Microchip Technology, Inc. 2.125%, due 12/15/37	99,000	172,446
	Novellus Systems, Inc. 2.625%, due 5/15/41	390,000	617,419
	Rambus, Inc. 1.125%, due 8/15/18 (c)	119,000	122,049
	Xilinx, Inc. 2.625%, due 6/15/17	202,000	325,472
			1,840,494
	Software 0.3%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	337,000	444,629
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (c)	578,000	730,086
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (c)	364,000	479,343
	Nuance Communications, Inc. 2.75%, due 11/1/31	611,000	608,709
	Proofpoint, Inc. 1.25%, due 12/15/18 (c)	233,000	289,939
	Salesforce.com, Inc. 0.25%, due 4/1/18 (c)	307,000	352,474
	ServiceNow, Inc. (zero coupon), due 11/1/18 (c)	122,000	132,828
			3,038,008
	Telecommunications 0.1%
	Ciena Corp. 4.00%, due 12/15/20	303,000	438,024
	Infinera Corp. 1.75%, due 6/1/18 (c)	313,000	321,021
	Ixia 3.00%, due 12/15/15	137,000	144,877
	JDS Uniphase Corp. 0.625%, due 8/15/33 (c)	459,000	464,451
			1,368,373
	Transportation 0.0%‡
	XPO Logistics, Inc. 4.50%, due 10/1/17	170,000	272,956
	Total Convertible Bonds (Cost $25,360,637)		29,042,151

	Corporate Bonds 74.6%
	Advertising 0.3%
	Lamar Media Corp.
	5.00%, due 5/1/23	3,525,000	3,419,250
	7.875%, due 4/15/18	170,000	178,288
			3,597,538
	Aerospace & Defense 1.5%
	Alliant Techsystems, Inc.
	5.25%, due 10/1/21 (c)	2,000,000	2,015,000
	6.875%, due 9/15/20	3,889,000	4,190,397
	B/E Aerospace, Inc. 5.25%, due 4/1/22	4,750,000	4,785,625
	Ducommun, Inc. 9.75%, due 7/15/18	782,000	875,840
	TransDigm, Inc.
	7.50%, due 7/15/21	3,250,000	3,518,125
	7.75%, due 12/15/18	815,000	872,050
	Triumph Group, Inc. 8.625%, due 7/15/18	1,305,000	1,393,088
			17,650,125
	Airlines 0.6%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	419,835	454,472
	9.798%, due 10/1/22	620,910	701,628
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	1,243,310	1,367,641
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	319,155	355,858
	Series 2010-2 Class B Pass Through Trust 6.75%, due 5/23/17	612,000	654,840
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	2,776,703	3,054,374
			6,588,813
	Auto Manufacturers 1.5%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	4,590,000	5,146,537
	Ford Motor Co.
	6.625%, due 10/1/28	229,000	264,315
	8.90%, due 1/15/32	3,009,000	3,990,142
	General Motors Co. 3.50%, due 10/2/18 (c)	3,000,000	3,063,750
	Navistar International Corp. 8.25%, due 11/1/21	4,606,000	4,744,180
			17,208,924
	Auto Parts & Equipment 1.2%
	Dana Holding Corp. 5.375%, due 9/15/21	4,750,000	4,773,750
	Goodyear Tire & Rubber Co. (The) 6.50%, due 3/1/21	5,325,000	5,677,781
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)	3,475,000	3,457,625
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	440,000	476,850
			14,386,006
	Banks 7.3%
	AgriBank FCB 9.125%, due 7/15/19	500,000	647,319
¤	Ally Financial, Inc. 3.50%, due 1/27/19	7,900,000	7,801,250
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)	2,900,000	2,813,000
	Banco do Brasil S.A. 5.875%, due 1/19/23 (c)	2,900,000	2,718,750
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	4,415,000	4,128,025
	Bangkok Bank PCL 4.80%, due 10/18/20 (c)	250,000	258,423
	Bank of America Corp.
	3.30%, due 1/11/23	510,000	489,115
	5.625%, due 7/1/20	3,590,000	4,095,698
	5.75%, due 8/15/16	1,400,000	1,541,543
	7.625%, due 6/1/19	420,000	520,081
	Bank of America NA 6.00%, due 10/15/36	2,828,000	3,266,286
¤	Barclays Bank PLC 5.14%, due 10/14/20 (j)	8,037,000	8,664,352
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	4,075,000	4,365,344
	CIT Group, Inc.
	4.25%, due 8/15/17	330,000	342,375
	5.00%, due 5/15/17	2,003,000	2,133,195
	6.625%, due 4/1/18 (c)	1,750,000	1,960,000
	Discover Bank 7.00%, due 4/15/20	3,895,000	4,603,617
	Emigrant Bancorp, Inc. 6.25%, due 6/15/14 (c)	398,000	402,413
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,634,039
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	7,257,000	7,082,593
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)	3,650,000	4,037,630
	LBG Capital No.1 PLC 8.00%, due 12/29/49 (a)(c)	4,726,000	5,050,912
	Mellon Capital III 6.369%, due 9/5/66 (a)	£2,950,000	4,927,093
	Mizuho Capital Investment, Ltd. 14.95%, due 12/29/49 (a)(c)	$1,092,000	1,145,268
	Morgan Stanley
	4.875%, due 11/1/22	4,287,000	4,453,396
	5.00%, due 11/24/25	2,465,000	2,500,903
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (c)	2,270,000	2,266,792
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	856,000	991,137
			84,840,549
	Beverages 0.2%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	1,980,000	1,992,571

	Building Materials 1.6%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,223,000	1,288,736
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (c)	4,810,000	5,202,015
	Masco Corp. 7.125%, due 3/15/20	2,250,000	2,559,375
	Texas Industries, Inc. 9.25%, due 8/15/20	4,315,000	5,005,400
	USG Corp.
	5.875%, due 11/1/21 (c)	2,500,000	2,631,250
	6.30%, due 11/15/16	1,245,000	1,335,263
	9.75%, due 1/15/18	363,000	431,970
			18,454,009
	Chemicals 1.5%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	2,099,000	2,700,693
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,898,000	3,013,920
	Huntsman International LLC 8.625%, due 3/15/21	3,568,000	4,022,920
	Momentive Performance Materials, Inc. 8.875%, due 10/15/20	4,650,000	4,963,875
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	2,338,000	2,373,070
			17,074,478
	Coal 0.8%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19 (j)	1,560,000	1,290,900
	Arch Coal, Inc. 8.00%, due 1/15/19 (c)	5,000,000	4,987,500
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (j)	2,162,000	2,256,587
	Peabody Energy Corp. 7.375%, due 11/1/16	1,025,000	1,153,125
			9,688,112
	Commercial Services 2.5%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	5,782,000	5,579,630
	8.25%, due 1/15/19	1,223,000	1,316,253
	Hertz Corp. (The)
	6.25%, due 10/15/22	5,500,000	5,665,000
	7.375%, due 1/15/21	1,630,000	1,772,625
	Iron Mountain, Inc.
	6.00%, due 8/15/23	2,600,000	2,674,750
	7.75%, due 10/1/19	431,000	478,410
	8.375%, due 8/15/21	1,293,000	1,383,510
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/39 (e)(g)(h)(k)	5,000	74
	9.75%, due 1/15/49 (e)(g)(h)(k)	160,000	2,352
	Rent-A-Center, Inc. 4.75%, due 5/1/21	5,800,000	5,249,000
	United Rentals North America, Inc. 8.375%, due 9/15/20	4,849,000	5,382,390
			29,503,994
	Computers 0.7%
	NCR Corp.
	5.00%, due 7/15/22	3,815,000	3,719,625
	6.375%, due 12/15/23 (c)	1,350,000	1,404,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	1,050,000	1,099,875
	7.625%, due 11/15/20	1,895,000	2,082,131
			8,305,631
	Cosmetics & Personal Care 0.5%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	5,210,000	5,470,500

	Diversified Financial Services 0.5%
	Ford Holdings LLC 9.30%, due 3/1/30	127,000	177,641
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€2,100,000	3,009,430
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	1,223,000	1,693,716
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£815,000	1,448,975
			6,329,762
	Electric 1.6%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$2,500,000	2,368,750
	Calpine Corp. 7.875%, due 7/31/20 (c)	4,275,000	4,681,125
	CMS Energy Corp. 8.75%, due 6/15/19	533,000	690,237
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	5,200,000	5,592,075
	5.292%, due 6/15/22 (d)	663,000	730,475
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (c)	2,620,000	2,875,450
	Puget Energy, Inc. 5.625%, due 7/15/22	905,000	1,012,562
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	833,280	854,112
			18,804,786
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23	1,704,000	1,606,020

	Entertainment 0.6%
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19	1,174,000	1,279,660
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (c)	2,377,000	2,596,872
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22	3,000,000	3,255,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (e)(g)	18,700	13,090
			7,144,622
	Finance - Auto Loans 0.6%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (c)	1,900,000	1,945,239
	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16	22,000	25,949
	8.125%, due 1/15/20	3,361,000	4,240,809
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (c)	670,000	675,025
			6,887,022
	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)	1,860,000	1,669,350

	Finance - Consumer Loans 1.7%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(j)	4,575,000	4,723,688
¤	SLM Corp.
	4.75%, due 3/17/14	€815,000	1,101,573
	6.25%, due 1/25/16	$408,000	438,600
	8.00%, due 3/25/20	5,908,000	6,594,805
	Springleaf Finance Corp.
	6.00%, due 6/1/20	1,000,000	1,000,000
	7.75%, due 10/1/21	4,850,000	5,250,125
			19,108,791
	Finance - Credit Card 0.8%
	American Express Co. 6.80%, due 9/1/66 (a)(j)	5,901,000	6,350,951
	Capital One Bank USA NA 3.375%, due 2/15/23 (j)	3,000,000	2,859,993
			9,210,944
	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	813,000	843,080
	6.45%, due 6/8/27	1,100,000	1,167,070
			2,010,150
	Finance - Other Services 0.8%
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (c)	1,850,000	1,833,812
	6.00%, due 8/1/20	1,200,000	1,237,500
	6.00%, due 8/1/20 (c)	5,680,000	5,885,900
			8,957,212
	Food 3.0%
	ARAMARK Corp. 5.75%, due 3/15/20 (c)	6,600,000	6,847,500
¤	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	7,804,000	7,832,055
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)	4,235,000	4,467,925
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	2,519,000	2,729,966
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	4,595,000	4,292,631
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	4,325,000	4,206,062
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	845,000	889,363
	7.75%, due 7/1/17	1,361,000	1,573,656
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	4,660,000	2,469,800
			35,308,958
	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17	1,363,000	1,719,234
	Georgia-Pacific LLC 8.00%, due 1/15/24	2,945,000	3,884,885
	International Paper Co. 7.30%, due 11/15/39	693,000	895,423
	MeadWestvaco Corp. 7.375%, due 9/1/19	1,800,000	2,175,935
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)	620,000	310,000
			8,985,477
	Hand & Machine Tools 0.4%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (c)	3,985,000	4,433,312

	Health Care - Products 0.7%
	Alere, Inc. 8.625%, due 10/1/18	1,323,000	1,422,225
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	5,305,000	6,100,750
			7,522,975
	Health Care - Services 2.6%
	CHS / Community Health Systems, Inc.
	5.125%, due 8/15/18	4,410,000	4,658,062
	5.125%, due 8/1/21 (c)	2,540,000	2,555,875
	CIGNA Corp. 4.375%, due 12/15/20	875,000	945,321
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	6,825,000	6,987,094
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (c)	2,500,000	2,815,625
	HCA, Inc.
	5.875%, due 3/15/22	2,500,000	2,631,250
	7.25%, due 9/15/20	83,000	90,159
	7.50%, due 2/15/22	2,000,000	2,257,500
	7.875%, due 2/15/20	19,000	20,283
	8.00%, due 10/1/18	75,000	88,875
	8.50%, due 4/15/19	888,000	936,396
	9.00%, due 12/15/14	220,000	233,200
	Tenet Healthcare Corp. 6.00%, due 10/1/20 (c)	5,250,000	5,525,625
			29,745,265
	Home Builders 3.8%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23	1,000,000	1,015,000
	8.125%, due 6/15/16 (j)	819,000	907,043
	9.125%, due 6/15/18 (j)	2,575,000	2,742,375
	D.R. Horton, Inc. 5.75%, due 8/15/23	4,250,000	4,377,500
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (c)	3,100,000	3,146,500
	7.25%, due 10/15/20 (c)	4,110,000	4,449,075
	KB Home
	7.25%, due 6/15/18	3,300,000	3,671,250
	8.00%, due 3/15/20	2,250,000	2,503,125
	Lennar Corp. 6.95%, due 6/1/18	204,000	228,480
¤	MDC Holdings, Inc.
	5.50%, due 1/15/24	7,025,000	7,086,588
	5.625%, due 2/1/20	1,608,000	1,688,400
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	3,183,000	3,501,300
	Standard Pacific Corp.
	8.375%, due 5/15/18	815,000	955,588
	8.375%, due 1/15/21	2,750,000	3,220,937
	Toll Brothers Finance Corp. 6.75%, due 11/1/19	3,850,000	4,369,750
			43,862,911
	Household Products & Wares 0.9%
	Jarden Corp. 7.50%, due 1/15/20	3,823,000	4,128,840
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20	925,000	945,812
	7.875%, due 8/15/19	1,025,000	1,127,500
	9.875%, due 8/15/19	3,714,000	4,103,970
			10,306,122
	Insurance 4.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	6,013,000	6,268,552
	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)	€4,000,000	5,375,916
	4.875%, due 3/15/67 (a)	1,800,000	2,419,162
	5.75%, due 3/15/67 (a)	£450,000	736,056
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$3,825,000	4,217,063
	Genworth Holdings, Inc.
	7.20%, due 2/15/21	1,145,000	1,339,002
	7.625%, due 9/24/21	4,480,000	5,396,581
	ING U.S., Inc. 5.50%, due 7/15/22	5,040,000	5,586,356
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)	390,000	387,135
	6.50%, due 3/15/35 (c)	870,000	983,200
	7.00%, due 3/7/67 (a)(c)	2,900,000	3,016,000
	7.80%, due 3/7/87 (c)	453,000	486,975
	10.75%, due 6/15/88 (a)(c)	938,000	1,407,000
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	3,537,000	3,607,740
	Oil Insurance, Ltd. 3.229%, due 12/29/49 (a)(c)	3,652,000	3,299,571
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)	1,150,000	1,495,489
	9.25%, due 6/15/39 (c)	504,000	731,273
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	612,000	662,490
	Protective Life Corp. 8.45%, due 10/15/39	946,000	1,266,983
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)	3,120,000	3,120,624
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	571,000	610,970
	XL Group PLC 6.50%, due 12/29/49 (a)	4,116,000	4,033,680
			56,447,818
	Iron & Steel 3.0%
	AK Steel Corp. 8.75%, due 12/1/18	3,900,000	4,397,250
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (j)	693,000	757,744
	APERAM 7.375%, due 4/1/16 (c)	4,601,000	4,773,537
	ArcelorMittal 6.75%, due 2/25/22	4,225,000	4,557,719
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	4,036,000	4,016,018
	5.90%, due 3/15/20	1,140,000	1,152,327
	Severstal Oao Via Steel Capital S.A. 5.90%, due 10/17/22 (c)	3,000,000	2,865,000
¤	Steel Dynamics, Inc. 5.25%, due 4/15/23	7,666,000	7,742,660
	United States Steel Corp. 7.375%, due 4/1/20	4,039,000	4,362,120
			34,624,375
	Leisure Time 0.1%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	675,000	772,875

	Lodging 1.0%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	3,019,000	2,927,010
	MGM Resorts International
	6.75%, due 10/1/20	2,794,000	3,010,535
	8.625%, due 2/1/19	825,000	971,438
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	946,000	1,106,567
	7.15%, due 12/1/19	2,341,000	2,823,447
	7.375%, due 11/15/15	332,000	366,951
			11,205,948
	Media 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.25%, due 3/15/21 (c)	1,445,000	1,403,456
	7.00%, due 1/15/19 (j)	978,000	1,031,790
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	855,000	769,500
	9.00%, due 3/1/21	4,055,000	4,095,550
	Clear Channel Worldwide Holdings, Inc. Series B 7.625%, due 3/15/20	4,888,000	5,156,840
	COX Communications, Inc. 6.95%, due 6/1/38 (c)	2,241,000	2,467,222
	DISH DBS Corp.
	6.75%, due 6/1/21	4,265,000	4,552,888
	7.125%, due 2/1/16 (j)	815,000	896,500
	Time Warner Cable, Inc. 8.75%, due 2/14/19	1,087,000	1,306,946
			21,680,692
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	557,000	623,840

	Mining 1.6%
	Aleris International, Inc.
	7.625%, due 2/15/18	839,000	883,048
	7.875%, due 11/1/20	2,463,000	2,598,465
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	4,630,000	5,098,787
	Novelis, Inc.
	8.375%, due 12/15/17	734,000	783,545
	8.75%, due 12/15/20	3,798,000	4,215,780
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,500,000	1,968,673
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	2,565,000	2,565,000
			18,113,298
	Miscellaneous - Manufacturing 0.2%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	2,150,000	2,378,437
	Polypore International, Inc. 7.50%, due 11/15/17	395,000	417,713
			2,796,150
	Office Furnishings 0.1%
	Interface, Inc. 7.625%, due 12/1/18	1,507,000	1,616,258

	Oil & Gas 6.4%
	Berry Petroleum Co., LLC 6.75%, due 11/1/20 (j)	3,523,000	3,672,727
	Chesapeake Energy Corp.
	6.125%, due 2/15/21	2,550,000	2,747,625
	6.625%, due 8/15/20	2,445,000	2,726,175
	Concho Resources, Inc.
	5.50%, due 4/1/23	1,014,000	1,024,140
	6.50%, due 1/15/22	1,550,000	1,670,125
	7.00%, due 1/15/21	2,002,000	2,192,190
	Denbury Resources, Inc. 6.375%, due 8/15/21 (j)	6,630,000	7,044,375
	ENI S.p.A. 4.15%, due 10/1/20 (c)	2,000,000	2,066,106
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	3,400,000	3,910,000
	Frontier Oil Corp. 6.875%, due 11/15/18	571,000	610,970
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (c)	1,223,000	1,323,898
	8.00%, due 2/15/20 (c)	2,250,000	2,430,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	2,250,000	2,311,875
	7.75%, due 2/1/21	815,000	863,900
	8.625%, due 4/15/20	850,000	918,000
	MEG Energy Corp. 6.50%, due 3/15/21 (c)	1,032,000	1,073,280
	Murphy Oil USA, Inc. 6.00%, due 8/15/23 (c)	3,693,000	3,683,767
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	2,600,000	2,291,019
	PetroHawk Energy Corp. 6.25%, due 6/1/19	2,550,000	2,779,500
	Plains Exploration & Production Co.
	6.125%, due 6/15/19	2,250,000	2,463,750
	6.75%, due 2/1/22	2,400,000	2,631,000
	6.875%, due 2/15/23	500,000	552,500
	Precision Drilling Corp.
	6.50%, due 12/15/21	1,136,000	1,207,000
	6.625%, due 11/15/20 (j)	2,417,000	2,568,063
	QEP Resources, Inc. 5.375%, due 10/1/22	3,350,000	3,241,125
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)	1,405,000	1,573,600
	SM Energy Co.
	5.00%, due 1/15/24 (c)	1,970,000	1,851,800
	6.50%, due 1/1/23	4,665,000	4,851,600
	Swift Energy Co.
	7.125%, due 6/1/17	750,000	765,000
	8.875%, due 1/15/20	658,000	700,770
	Whiting Petroleum Corp. 5.75%, due 3/15/21	6,000,000	6,300,000
			74,045,880
	Oil & Gas Services 1.8%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	4,975,000	5,223,750
	CGG
	6.50%, due 6/1/21	4,850,000	4,934,875
	9.50%, due 5/15/16	1,075,000	1,126,063
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	1,292,000	1,379,210
¤	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	4,255,000	4,137,987
	5.875%, due 4/1/20	3,748,000	3,869,810
			20,671,695
	Packaging & Containers 0.7%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (c)	1,000,000	1,092,500
	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.00%, due 11/15/20 (c)	652,941	661,103
	Ball Corp. 6.75%, due 9/15/20 (j)	2,648,000	2,879,700
	Sealed Air Corp. 8.375%, due 9/15/21 (c)	3,500,000	3,998,750
			8,632,053
	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. 7.50%, due 7/15/21 (c)	2,500,000	2,784,375

	Pipelines 4.4%
¤	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23	3,560,000	3,488,800
	5.875%, due 4/15/21	3,960,000	4,197,600
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21	1,925,000	1,775,813
	6.625%, due 10/1/20	3,381,000	3,541,597
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21 (j)	1,490,000	1,558,021
	5.20%, due 2/1/22	1,500,000	1,605,894
	7.60%, due 2/1/24	662,000	808,614
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20	3,875,000	4,030,000
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (c)	4,555,000	4,517,640
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	1,961,000	2,132,588
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	2,037,000	2,503,314
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	6.50%, due 7/15/21	2,825,000	3,001,562
	6.875%, due 12/1/18	1,750,000	1,872,500
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,269,000	1,338,970
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (c)	5,160,000	4,663,350
	5.25%, due 5/1/23	1,625,000	1,572,188
	6.375%, due 8/1/22	875,000	923,125
	7.875%, due 10/15/18	1,170,000	1,257,750
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20	1,117,000	1,144,925
	6.125%, due 10/15/21	3,500,000	3,596,250
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	2,000,000	1,798,742
			51,329,243
	Real Estate Investment Trusts 0.5%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	1,223,000	1,293,323
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	472,000	451,727
	5.25%, due 3/15/22	75,000	80,248
	5.875%, due 6/15/19	1,910,000	2,072,623
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	1,421,000	1,377,941
			5,275,862
	Retail 1.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	1,200,000	1,305,000
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	4,467,000	4,768,522
	6.50%, due 5/20/21	741,000	791,018
	Brinker International, Inc. 2.60%, due 5/15/18	1,875,000	1,881,263
	CVS Caremark Corp.
	4.75%, due 5/18/20	2,445,000	2,730,417
	5.789%, due 1/10/26 (c)(g)	75,503	84,207
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,925,000	1,962,181
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	934,000	997,045
			14,519,653
	Semiconductors 0.4%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	2,950,000	2,927,875
	6.00%, due 1/15/22 (c)	1,709,000	1,777,360
			4,705,235
	Software 0.6%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	489,000	530,693
	First Data Corp.
	7.375%, due 6/15/19 (c)	3,502,000	3,738,385
	8.875%, due 8/15/20 (c)	550,000	605,000
	10.625%, due 6/15/21 (c)	1,749,000	1,906,410
			6,780,488
	Telecommunications 4.6%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	2,203,000	2,194,963
	Comcel Trust Co. 6.875%, due 2/6/24 (c)	2,500,000	2,489,075
	Commscope Holding Co., Inc. 6.625%, due 6/1/20 (c)(l)	4,350,000	4,551,188
	CommScope, Inc. 8.25%, due 1/15/19 (c)	2,149,000	2,334,351
	Crown Castle International Corp. 5.25%, due 1/15/23	2,625,000	2,602,031
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (c)	1,650,000	1,734,600
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	2,500,000	2,718,750
	7.625%, due 6/15/21	1,695,000	1,923,825
	Intelsat Luxembourg S.A. 7.75%, due 6/1/21 (c)	4,535,000	4,863,788
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	1,000,000	1,057,500
	7.875%, due 9/1/18	1,386,000	1,479,555
	SBA Tower Trust 4.254%, due 4/15/40 (c)	2,860,000	2,893,439
	Sprint Capital Corp.
	6.90%, due 5/1/19	612,000	660,960
	8.75%, due 3/15/32	2,060,000	2,229,950
	Sprint Communications, Inc. 7.00%, due 8/15/20	1,800,000	1,939,500
	Sprint Corp. 7.25%, due 9/15/21 (c)	2,000,000	2,155,000
	T-Mobile USA, Inc.
	6.125%, due 1/15/22	1,875,000	1,917,188
	6.542%, due 4/28/20	2,000,000	2,117,500
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	2,550,000	2,564,010
	5.462%, due 2/16/21	396,000	429,007
	Verizon Communications, Inc. 5.15%, due 9/15/23	3,573,000	3,884,448
	ViaSat, Inc. 6.875%, due 6/15/20	4,540,000	4,767,000
			53,507,628
	Transportation 1.4%
	Bristow Group, Inc. 6.25%, due 10/15/22	4,090,000	4,314,950
	CHC Helicopter S.A. 9.25%, due 10/15/20	6,509,000	6,932,085
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	500,000	531,250
	PHI, Inc. 8.625%, due 10/15/18	3,119,000	3,356,824
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)	1,700,000	1,470,500
			16,605,609
	Total Corporate Bonds (Cost $848,073,794)		863,393,904

	Foreign Bonds 1.5%
	Ireland 0.5%
	UT2 Funding PLC 5.321%, due 6/30/16	€3,945,000	5,347,223
	Luxembourg 0.2%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)	1,825,000	2,492,144
	Netherlands 0.3%
	Belfius Funding N.V. 1.224%, due 2/9/17 (a)	£2,000,000	3,049,432
	United Kingdom 0.5%
¤	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	449,000	969,360
	Rexam PLC 6.75%, due 6/29/67 (a)	€978,000	1,401,467
	Santander UK PLC 4.814%, due 9/28/49 (a)	£2,700,000	4,127,830
			6,498,657
	Total Foreign Bonds (Cost $16,063,447)		17,387,456

	Foreign Government Bonds 0.3%
	Colombia 0.0%‡
	Republic of Colombia 7.375%, due 3/18/19	$200,000	238,250
	El Salvador 0.1%
	Republic of El Salvador
	7.65%, due 6/15/35	163,000	154,850
	8.25%, due 4/10/32 (c)	163,000	166,667
			321,517
	Indonesia 0.0%‡
	Republic of Indonesia 5.875%, due 3/13/20 (c)	300,000	316,500
	Philippines 0.0%‡
	Republic of Philippines 6.50%, due 1/20/20	150,000	177,000
	Portugal 0.2%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	€1,500,000	2,035,394
	Total Foreign Government Bonds (Cost $2,663,637)		3,088,661

	Loan Assignments 8.9% (m)
	Advertising 0.3%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	$3,233,750	3,258,003
	Aerospace & Defense 0.2%
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	1,994,962	2,007,431
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	2,000,000	2,008,500
	United Airlines, Inc. New Term Loan B 4.00%, due 4/1/19	620,313	624,965
			2,633,465
	Auto Parts & Equipment 0.2%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	1,990,000	1,994,354

	Building Materials 0.4%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	3,690,750	3,717,630
	2nd Lien Term Loan 7.00%, due 3/26/21	1,350,000	1,383,075
			5,100,705
	Chemicals 0.1%
	PQ Corp. Term Loan 4.50%, due 8/7/17	1,485,000	1,496,668

	Diversified Financial Services 0.2%
	Springleaf Financial Funding Co. Term Loan B2 4.75%, due 9/25/19	2,500,000	2,528,125

	Electric 0.2%
	Calpine Corp. Term Loan B1 4.00%, due 4/2/18	1,069,750	1,077,391
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18	1,042,125	1,037,783
			2,115,174
	Electrical Components & Equipment 0.3%
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	2,992,481	2,997,470

	Entertainment 1.0%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19	3,000,000	3,045,000
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	5,500,000	5,519,641
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	2,992,481	2,976,450
			11,541,091
	Food 0.4%
	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	2,673,633	2,684,327
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	1,990,000	2,008,760
			4,693,087
	Hand & Machine Tools 0.4%
	Milacron LLC New Term Loan 4.25%, due 3/30/20	4,175,216	4,173,913

	Health Care - Services 0.0%‡
	Community Health Systems, Inc.
	Term Loan E 3.487%, due 1/25/17	47,128	47,389
	Term Loan D 4.25%, due 1/27/21	125,613	126,892
			174,281
	Household Products & Wares 0.6%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19	7,000,000	6,976,669

	Lodging 1.0%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,246,875	1,250,205
	Caesars Entertainment Operating Co., Inc. Extended Term Loan B5 4.489%, due 1/26/18	5,000,000	4,755,355
	Hilton Worldwide Finance LLC USD Term Loan B2 3.75%, due 10/26/20	3,157,895	3,178,336
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	2,735,592	2,735,592
			11,919,488
	Media 0.7%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/31/21	3,007,947	2,992,907
	Clear Channel Communications, Inc. Term Loan D 6.91%, due 1/30/19	1,928,771	1,870,219
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	3,000,000	3,006,375
			7,869,501
	Mining 0.6%
	FMG Resources August 2006 Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	1,826,921	1,846,904
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	2,530,682	2,391,494
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	1,552,031	1,560,624
	Oxbow Carbon LLC 2nd Lien Term Loan 8.00%, due 1/17/20	1,000,000	1,027,500
			6,826,522
	Oil & Gas 1.1%
	MEG Energy Corp. Refi Term Loan 3.75%, due 3/31/20	2,932,587	2,955,192
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19	7,100,000	7,055,625
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	3,000,000	3,027,000
			13,037,817
	Packaging & Containers 0.1%
	Ardagh Holdings USA, Inc. USD Term Loan B 4.25%, due 12/17/19	1,250,000	1,257,812

	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. Term Loan E 4.50%, due 8/5/20	2,233,125	2,254,060

	Pipelines 0.5%
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	6,250,000	6,250,781

	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 8.897%, due 10/10/16	99,543	99,294

	Software 0.2%
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	2,000,000	2,001,112
	Total Loan Assignments (Cost $102,640,085)		103,206,823

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.606%, due 11/25/35 (n)	362,882	318,850
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.388%, due 12/25/36 (a)(c)(e)	53,006	45,124
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	137,272	127,709
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.064%, due 11/25/36 (n)	189,165	164,894
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (n)	226,223	218,777
	Total Mortgage-Backed Securities (Cost $856,767)		875,354

	U.S. Government & Federal Agencies 0.5%
	Federal National Mortgage Association 0.5%
	0.75%, due 2/26/16	6,230,000	6,232,325

	United States Treasury Notes 0.0%‡
	2.125%, due 8/15/21	70,000	69,284

	Total U.S. Government & Federal Agencies (Cost $6,304,299)		6,301,609

	Yankee Bonds 1.2% (o)
	Banks 0.4%
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21	4,290,000	4,985,280

	Holding Company - Diversified 0.2%
	Stena AB 7.00%, due 2/1/24 (c)	2,520,000	2,570,400

	Insurance 0.4%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	2,973,000	4,063,933

	Packaging & Containers 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (c)	2,695,000	2,715,213
	Total Yankee Bonds (Cost $14,001,231)		14,334,826
	Total Long-Term Bonds (Cost $1,024,959,223)		1,045,367,772

		Shares	Value
	Common Stocks 0.3%
	Auto Manufacturers 0.1%
	General Motors Co. (k)	38,729	1,397,343
	Motors Liquidation Co. GUC Trust (k)	11,598	357,798
			1,755,141
	Banks 0.2%
	Citigroup, Inc.	41,400	1,963,602

	Building Materials 0.0%‡
	U.S. Concrete, Inc. (e)(k)	9,000	203,940
	Total Common Stocks (Cost $3,118,989)		3,922,683

	Convertible Preferred Stocks 0.5%
	Aerospace & Defense 0.1%
	United Technologies Corp. 7.50%	12,500	805,375

	Auto Parts & Equipment 0.0%‡
	Goodyear Tire & Rubber Co. (The) 5.875%	5,900	387,335

	Banks 0.1%
	Bank of America Corp. Series L 7.25%	781	873,634
	Wells Fargo & Co. Series L 7.50%	800	926,000
			1,799,634
	Food 0.0%‡
	Post Holdings, Inc.
	3.75% (c)	1,700	209,709
	2.50% (c)	1,100	117,150
			326,859
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc.
	4.75%	6,100	732,854
	6.25%	1,700	172,975
			905,829
	Insurance 0.1%
	Maiden Holdings, Ltd. 7.25%	2,500	112,025
	MetLife, Inc. 5.00%	24,075	701,786
			813,811
	Iron & Steel 0.1%
	ArcelorMittal 6.00%	48,000	1,172,640

	Oil & Gas 0.0%‡
	Sanchez Energy Corp. (k) Series A 4.875%	2,700	185,625
	Total Convertible Preferred Stocks (Cost $5,843,284)		6,397,108

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	36,805	980,854
	Strike Price $18.33 Expires 7/10/19 (k)	19,248	363,402
			1,344,256
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/16 (e)(g)(h)(k)	11	4,161
	Unsecured Debt Expires 12/18/16 (e)(g)(h)(k)	11	4,161
			8,322
	Total Warrants (Cost $1,207,816)		1,352,578

		Principal Amount	Value
	Short-Term Investment 8.8%
	Repurchase Agreement 8.8%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $101,382,407 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $111,070,000 and a Market Value of $103,414,278)	$101,382,407	101,382,407
	Total Short-Term Investment (Cost $101,382,407)		101,382,407
	Total Investments, Before Investments Sold Short (Cost $1,136,511,719) (r)	100.0%	1,158,422,548

	Long-Term Bond Sold Short (0.6%)
	Corporate Bond Sold Short (0.6%)
	Apparel (0.6%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(6,800,000)	(7,412,000)

	Total Investments Sold Short (Proceeds $6,809,260)	(0.6)%	(7,412,000)
	Total Investments, Net of Investments Sold Short (Cost $1,129,702,459)	99.4	1,151,010,548
	Other Assets, Less Liabilities	0.6	7,040,007
	Net Assets	100.0%	$1,158,050,555

		Contracts Short	Unrealized Appreciation (Depreciation)(o)
	Futures Contracts (0.1%)

	United States Treasury Notes March 2014 (10 Year) (q)	(130)	$(46,998)
	United States Treasury Notes March 2014 (2 Year) (q)	(1,759)	(213,286)
	United States Treasury Notes March 2014 (5 Year) (q)	(2,540)	(584,641)
	Total Futures Contracts Short (Notional Amount $710,072,299)		(844,925)
	Total Futures Contracts (Notional Amount $710,072,299)		$(844,925)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of January 31, 2014 was $4,955,728, which represented 0.4% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(e)	Illiquid security - The total market value of these securities as of January 31, 2014, was $272,952, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Issue in default.
(g)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $108,095, which represented less than one-tenth of a percent of the Fund’s net assets.
(h)	Restricted security.
(i)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represented 0.1% of the Fund's net assets.
(j)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short. (See Note 2(K))
(k)	Non-income producing security.
(l)	PIK ("Payment in Kind") - interest or dividend payment was made with additional securities.
(m)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(n)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(o)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(p)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(q)	As of January 31, 2014, cash in the amount of $2,917,500 was on deposit with a broker for futures transactions.
(r)	As of January 31, 2014, cost was $1,143,561,390 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$31,347,850
Gross unrealized depreciation	(16,486,693)
Net unrealized appreciation	$14,861,157

The following abbreviations are used in the above portfolio:
£	—British Pound Sterling
€	—Euro

As of January 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs U.S.Dollar	2/20/14	JPMorgan Chase Bank	EUR	19,205,000	USD	26,357,866	USD	455,982
Pound Sterling vs. U.S. Dollar	2/20/14	JPMorgan Chase Bank	GBP	10,256,000		16,697,794		(160,038)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	295,944

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,736,988	$—	$7,736,988
Convertible Bonds (b)	1,086,826	27,955,275	50	29,042,151
Corporate Bonds (c)	—	863,294,181	99,723	863,393,904
Foreign Bonds	—	17,387,456	—	17,387,456
Foreign Government Bonds	—	3,088,661	—	3,088,661
Loan Assignments (d)	—	103,107,529	99,294	103,206,823
Mortgage-Backed Securities	—	875,354	—	875,354
U.S. Government & Federal Agencies	—	6,301,609	—	6,301,609
Yankee Bonds	—	14,334,826	—	14,334,826
Total Long-Term Bonds	1,086,826	1,044,081,879	199,067	1,045,367,772
Common Stocks	3,922,683	—	—	3,922,683
Convertible Preferred Stocks	6,397,108	—	—	6,397,108
Warrants (e)	1,344,256	—	8,322	1,352,578
Short-Term Investment
Repurchase Agreement	—	101,382,407	—	101,382,407
Total Investments in Securities	12,750,873	1,145,464,286	207,389	1,158,422,548
Other Financial Instruments
Foreign Currency Forward Contract (f)	—	455,982	—	455,982
Total Investments in Securities and Other Financial Instruments	$12,750,873	$1,145,920,268	$207,389	$1,158,878,530

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(7,412,000)	$—	$(7,412,000)
Total Investments in Securities Sold Short	—	(7,412,000)	—	(7,412,000)
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	(160,038)	—	(160,038)
Futures Contracts Short (f)	(844,925)	—	—	(844,925)
Total Other Financial Instruments	(844,925)	(160,038)	—	(1,004,963)
Total Investments in Securities Sold Short and Other Financial Instruments	$(844,925)	$(7,572,038)	$—	$(8,416,963)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $50 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $2,426, $13,090, and $84,207 are held in Commercial Services, Entertainment, and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $99,294 represents a Loan Assignments whose value was obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $8,322 are held in Media within the Warrants section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2014, a convertible bond with a market value of $1,161,980 was transferred from Level 2 to Level 1 as the price of this security was based on evaluated bid pricing compared with the prior year price which was based on quoted prices. The value as of January 31, 2014, for this security is based on an evaluated bid price in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Long-Term Bonds
Convertible Bonds
Internet	$50		$-	$-	$-	$-	$-	$-	$-	$50	$-
Corporate Bonds
Commercial Services	2,426		-	-	-	-	-	-	-	2,426
Entertainment	17,071		185	314	1,207	-	(5,687)	-	-	13,090	11,190
Retail	84,184		(27)	(27)	1,205	-	(1,128)	-	-	84,207	3,546
Loan Assignments & Participations
Real Estate	99,794		430	12	(691)	-	(251)	-	-	99,294	(691)
Warrants
Media	0	(a)	-	-	8,322	-	-	-	-	8,322	8,322
Total	$203,525		$588	$299	$10,043	$-	$(7,066)	$-	$-	$207,389	$22,367

(a)	Less than one dollar.

As of January 31, 2014, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Principal Amount/ Number of Warrants/Shares	Cost	1/31/14 Value	Percent of Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	7/25/01	$504,238	$8,348	$50	0.0	%‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/16	12/20/10	11	—	4,161	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	11	34	4,161	0.0	‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 6.50%	1/23/08	5,000	—	74	0.0	‡
Corporate Bond 9.75%	9/4/09	160,000	—	2,352	0.0	‡
Total			$8,382	$10,798	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2014 Unaudited

SECURITIES VALUATION.

The MainStay Funds is comprised of twelve separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures for the valuation of the Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Funds.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the pricing of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar assets or liabilities in active markets, interest rates and yield curves, prepayment speeds, credit risk etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of assets or liabilities)

The aggregate value by input level, as of January 31, 2014, for the Funds' assets or liabilities are included at the end of the Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, fair values may differ significantly from values that would have been used had an active market existed. For the period ended January 31, 2014, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2014, the Convertible, Government, High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held securities with values of $915, $994,416, $55,211,265, $721,284 and $108,095, respectively, that were valued in such a manner.

Securities held by certain Funds principally trade in foreign markets. Certain events may occur between the time that foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of January 31, 2014, no foreign equity securities were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Funds' Manager, in consultation with the Funds' Subadvisor(s), if any. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments. As of January 31, 2014, High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held Level 3 securities with a value of $77,760,815, $595,264 and $99,294, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Fund's Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 28, 2014

By:	/s/Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: March 28, 2014